UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	abrdn Funds

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Michael Marsico
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1. Reports to Shareholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn EM SMA Completion Fund Institutional Class - ASEMX

abrdn Emerging Markets Dividend Active ETF AGEM

abrdn Emerging Markets ex-China Fund Class A - GLLAX

abrdn Emerging Markets ex-China Fund Class R - GWLRX

abrdn Emerging Markets ex-China Fund Institutional Class - GWLIX

abrdn Emerging Markets ex-China Fund Institutional Service Class - GLLSX

abrdn Emerging Markets Fund Class A - GEGAX

abrdn Emerging Markets Fund Class C - GEGCX

abrdn Emerging Markets Fund Class R - GEMRX

abrdn Emerging Markets Fund Institutional Class - ABEMX

abrdn Emerging Markets Fund Institutional Service Class - AEMSX

abrdn Focused U.S. Small Cap Active ETF AFSC

abrdn Global Infrastructure Fund Class A - AIAFX

abrdn Global Infrastructure Fund Institutional Class - AIFRX abrdn High Income Opportunities Fund Class A - BJBHX

abrdn High Income Opportunities Fund Institutional Class - JHYIX

abrdn International Small Cap Active ETF ASCI

abrdn Real Estate Fund Class A - AIAGX

abrdn Real Estate Fund Institutional Class - AIGYX

abrdn Short Duration High Yield Municipal Fund Class A - AAHMX

abrdn Short Duration High Yield Municipal Fund Class C - ACHMX

abrdn Short Duration High Yield Municipal Fund Institutional Class - AHYMX

abrdn U.S. Small Cap Equity Fund Class A - GSXAX

abrdn U.S. Small Cap Equity Fund Class C - GSXCX

abrdn U.S. Small Cap Equity Fund Class R - GNSRX

abrdn U.S. Small Cap Equity Fund Institutional Class - GSCIX abrdn U.S. Small Cap Equity Fund Institutional Service Class - GSXIX

abrdn U.S. Sustainable Leaders Fund Class A - GXXAX

abrdn U.S. Sustainable Leaders Fund Institutional Class - GGLIX

abrdn U.S. Sustainable Leaders Fund Institutional Service Class - GXXIX

abrdn Ultra Short Municipal Income Active ETF AMUN

abrdn Ultra Short Municipal Income Fund Class A - ATOAX

abrdn Ultra Short Municipal Income Fund Class A1 - ATOBX

abrdn Ultra Short Municipal Income Fund Institutional Class - ATOIX

abrdn Dynamic Dividend Fund Class A - ADAVX

abrdn Dynamic Dividend Fund Institutional Class - ADVDX

abrdn Infrastructure Debt Fund Class A - CUGAX

abrdn Infrastructure Debt Fund Institutional Class - AGCIX

abrdn Infrastructure Debt Fund Institutional Service Class - CGFIX

abrdn EM SMA Completion Fund

Institutional Class

ASEMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$0	0.00%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$980,749
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	62%

abrdn EM SMA Completion Fund

(ASEMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
South Korea	24.6%
China	21.7%
Taiwan	18.2%
Mexico	8.5%
India	8.3%
Brazil	4.2%
Greece	2.5%
Indonesia	2.2%
Other	9.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Samsung Electronics Co. Ltd.	13.8%
Tencent Holdings Ltd.	8.1%
MediaTek, Inc.	6.5%
SK Hynix, Inc.	5.8%
Grupo Mexico SAB de CV	5.2%
Chroma ATE, Inc.	3.5%
Accton Technology Corp.	3.4%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
National Bank of Greece SA	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn EM SMA Completion Fund

(ASEMX)

Institutional Class

abrdn Emerging Markets Dividend Active ETF (AGEM)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Dividend Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$38	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$316,047,908
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	19%

abrdn Emerging Markets Dividend Active ETF (AGEM)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	21.8%
South Korea	18.2%
China	17.7%
India	8.6%
Brazil	6.2%
Mexico	5.9%
Indonesia	3.7%
Hong Kong	2.7%
Greece	2.1%
Other	13.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	10.1%
Tencent Holdings Ltd., ADR	4.6%
SK Hynix, Inc.	4.3%
Grupo Mexico SAB de CV	3.9%
MediaTek, Inc.	3.1%
HDFC Bank Ltd., ADR	2.8%
Bank Mandiri Persero Tbk. PT	2.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%
Telefonica Brasil SA, ADR	1.8%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 844-383-7289.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn Emerging Markets Dividend Active ETF (AGEM)

abrdn Emerging Markets ex-China Fund

Class A

GLLAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	1.26%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

abrdn Emerging Markets ex-China Fund

(GLLAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets ex-China Fund

(GLLAX)

Class A

abrdn Emerging Markets ex-China Fund

Class R

GWLRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$86	1.51%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

abrdn Emerging Markets ex-China Fund

(GWLRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets ex-China Fund

(GWLRX)

Class R

abrdn Emerging Markets ex-China Fund

Institutional Class

GWLIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.90%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

abrdn Emerging Markets ex-China Fund

(GWLIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets ex-China Fund

(GWLIX)

Institutional Class

abrdn Emerging Markets ex-China Fund

Institutional Service Class

GLLSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.96%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$228,327,359
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

abrdn Emerging Markets ex-China Fund

(GLLSX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	31.6%
South Korea	24.7%
India	12.9%
Brazil	6.8%
Mexico	4.2%
Kazakhstan	3.0%
Saudi Arabia	3.0%
United Arab Emirates	2.5%
South Africa	2.3%
Indonesia	2.1%
Other	6.9%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	9.5%
SK Hynix, Inc.	6.4%
Chroma ATE, Inc.	4.0%
Delta Electronics, Inc.	3.6%
Grupo Mexico SAB de CV	2.6%
Accton Technology Corp.	2.2%
HDFC Bank Ltd.	2.2%
NAC Kazatomprom JSC	2.2%
ASE Technology Holding Co. Ltd.	2.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets ex-China Fund

(GLLSX)

Institutional Service Class

abrdn Emerging Markets Fund

Class A

GEGAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$83	1.54%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

abrdn Emerging Markets Fund

(GEGAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets Fund

(GEGAX)

Class A

abrdn Emerging Markets Fund

Class C

GEGCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$113	2.10%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

abrdn Emerging Markets Fund

(GEGCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets Fund

(GEGCX)

Class C

abrdn Emerging Markets Fund

Class R

GEMRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	1.68%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

abrdn Emerging Markets Fund

(GEMRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets Fund

(GEMRX)

Class R

abrdn Emerging Markets Fund

Institutional Class

ABEMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$60	1.10%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

abrdn Emerging Markets Fund

(ABEMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets Fund

(ABEMX)

Institutional Class

abrdn Emerging Markets Fund

Institutional Service Class

AEMSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$68	1.25%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,017,670,782
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%

abrdn Emerging Markets Fund

(AEMSX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
Taiwan	22.3%
China	21.3%
South Korea	20.1%
India	9.7%
Brazil	5.2%
Mexico	4.0%
Indonesia	2.6%
Other	14.8%

Ten Largest Holdings (% of total net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.0%
SK Hynix, Inc.	4.7%
Grupo Mexico SAB de CV	3.5%
MediaTek, Inc.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Chroma ATE, Inc.	2.7%
HDFC Bank Ltd.	2.7%
Alibaba Group Holding Ltd.	2.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Emerging Markets Fund

(AEMSX)

Institutional Service Class

abrdn Focused U.S. Small Cap Active ETF (AFSC)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$35	0.65%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$10,988,839
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	18%

abrdn Focused U.S. Small Cap Active ETF (AFSC)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	23.3%
Financials	17.2%
Information Technology	16.7%
Consumer Discretionary	11.6%
Health Care	9.4%
Materials	4.8%
Consumer Staples	3.8%
Energy	2.4%
Real Estate	1.8%
Communication Services	1.7%
Other	7.3%

Ten Largest Holdings (% of total net assets)

Table Summary
Viavi Solutions, Inc.	5.5%
Everus Construction Group, Inc.	3.4%
Materion Corp.	3.3%
StoneX Group, Inc.	3.2%
Ducommun, Inc.	2.9%
Ameris Bancorp	2.8%
Camtek Ltd.	2.8%
Enpro, Inc.	2.8%
Wintrust Financial Corp.	2.7%
Vita Coco Co., Inc.	2.6%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 844-383-7289.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn Focused U.S. Small Cap Active ETF (AFSC)

abrdn Global Infrastructure Fund

Class A

AIAFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	1.24%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$51,852,709
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	17%

abrdn Global Infrastructure Fund

(AIAFX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
United States	49.0%
France	9.3%
Spain	6.0%
Canada	4.8%
Brazil	4.2%
United Kingdom	3.6%
Mexico	3.3%
Germany	3.2%
Philippines	2.9%
Tanzania	2.4%
Italy	2.1%
Other	9.2%

Ten Largest Holdings (% of total net assets)

Table Summary
RWE AG	3.2%
Union Pacific Corp.	3.1%
Williams Cos., Inc.	3.0%
NextEra Energy, Inc.	3.0%
Cheniere Energy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
Enbridge, Inc.	2.5%
Ferrovial SE	2.5%
American Tower Corp.	2.5%
Helios Towers PLC	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Global Infrastructure Fund

(AIAFX)

Class A

abrdn Global Infrastructure Fund

Institutional Class

AIFRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$54	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$51,852,709
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	17%

abrdn Global Infrastructure Fund

(AIFRX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
United States	49.0%
France	9.3%
Spain	6.0%
Canada	4.8%
Brazil	4.2%
United Kingdom	3.6%
Mexico	3.3%
Germany	3.2%
Philippines	2.9%
Tanzania	2.4%
Italy	2.1%
Other	9.2%

Ten Largest Holdings (% of total net assets)

Table Summary
RWE AG	3.2%
Union Pacific Corp.	3.1%
Williams Cos., Inc.	3.0%
NextEra Energy, Inc.	3.0%
Cheniere Energy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
Enbridge, Inc.	2.5%
Ferrovial SE	2.5%
American Tower Corp.	2.5%
Helios Towers PLC	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Global Infrastructure Fund

(AIFRX)

Institutional Class

abrdn High Income Opportunities Fund

Class A

BJBHX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$74,746,766
Total Number of Portfolio Holdings	215
Portfolio Turnover Rate	36%

abrdn High Income Opportunities Fund

(BJBHX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	0.1%
BBB	4.2%
BB	49.8%
B	36.4%
CCC	6.5%
CC	0.8%
Non Rated	2.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
TransDigm, Inc., 6.625%, due 03/01/32	1.4%
Affinity Interactive, 6.875%, due 12/15/27	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.477%	1.2%
New Enterprise Stone & Lime Co., Inc., 5.250%, due 07/15/28	1.0%
Cimpress PLC, 7.375%, due 09/15/32	1.0%
Ball Corp., 4.250%, due 07/01/32	1.0%
SES SA, 5.500%, due 09/12/29	1.0%
Centene Corp., 3.000%, due 10/15/30	1.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn High Income Opportunities Fund

(BJBHX)

Class A

abrdn High Income Opportunities Fund

Institutional Class

JHYIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.71%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$74,746,766
Total Number of Portfolio Holdings	215
Portfolio Turnover Rate	36%

abrdn High Income Opportunities Fund

(JHYIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	0.1%
BBB	4.2%
BB	49.8%
B	36.4%
CCC	6.5%
CC	0.8%
Non Rated	2.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
TransDigm, Inc., 6.625%, due 03/01/32	1.4%
Affinity Interactive, 6.875%, due 12/15/27	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.477%	1.2%
New Enterprise Stone & Lime Co., Inc., 5.250%, due 07/15/28	1.0%
Cimpress PLC, 7.375%, due 09/15/32	1.0%
Ball Corp., 4.250%, due 07/01/32	1.0%
SES SA, 5.500%, due 09/12/29	1.0%
Centene Corp., 3.000%, due 10/15/30	1.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn High Income Opportunities Fund

(JHYIX)

Institutional Class

abrdn International Small Cap Active ETF (ASCI)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn International Small Cap Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$34	0.66%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$84,659,279
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	19%

abrdn International Small Cap Active ETF (ASCI)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Geographic Allocation (% of total net assets)

Table Summary
United Kingdom	16.4%
Taiwan	13.6%
Japan	13.4%
Australia	6.6%
Germany	5.4%
United States	5.3%
France	4.1%
Thailand	3.1%
Mexico	2.9%
South Korea	2.8%
Sweden	2.7%
Israel	2.5%
Italy	2.4%
Brazil	2.1%
South Africa	2.1%
Belgium	2.0%
Spain	2.0%
Other	10.6%

Ten Largest Holdings (% of total net assets)

Table Summary
iShares MSCI India Small-Cap ETF	5.3%
Diploma PLC	4.9%
Elite Material Co. Ltd.	4.1%
Asics Corp.	4.0%
Japan Elevator Service Holdings Co. Ltd.	3.8%
Chenbro Micom Co. Ltd.	3.7%
Games Workshop Group PLC	3.6%
Gaztransport Et Technigaz SA	3.5%
ALS Ltd.	3.4%
Fabrinet	3.1%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 844-383-7289.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn International Small Cap Active ETF (ASCI)

abrdn Real Estate Fund

Class A

AIAGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.24%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$38,792,822
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	11%

abrdn Real Estate Fund

(AIAGX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Industry Allocation (% of total net assets)

Table Summary
Health Care REITs	28.9%
Retail REITs	23.5%
Data Center REITs	14.2%
Industrial REITs	10.4%
Self Storage REITs	6.3%
Other Specialized REITs	5.7%
Single-Family Residential REITs	3.5%
Multi-Family Residential REITs	3.5%
Hotel & Resort REITs	1.4%
Short-Term Investments	1.3%
Other	1.3%

Ten Largest Holdings (% of total net assets)

Table Summary
Welltower, Inc.	15.2%
Prologis, Inc.	10.4%
Equinix, Inc.	9.4%
Simon Property Group, Inc.	7.2%
Ventas, Inc.	6.4%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.0%
Public Storage	4.0%
Iron Mountain, Inc.	3.8%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Real Estate Fund

(AIAGX)

Class A

abrdn Real Estate Fund

Institutional Class

AIGYX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$53	0.99%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$38,792,822
Total Number of Portfolio Holdings	27
Portfolio Turnover Rate	11%

abrdn Real Estate Fund

(AIGYX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Industry Allocation (% of total net assets)

Table Summary
Health Care REITs	28.9%
Retail REITs	23.5%
Data Center REITs	14.2%
Industrial REITs	10.4%
Self Storage REITs	6.3%
Other Specialized REITs	5.7%
Single-Family Residential REITs	3.5%
Multi-Family Residential REITs	3.5%
Hotel & Resort REITs	1.4%
Short-Term Investments	1.3%
Other	1.3%

Ten Largest Holdings (% of total net assets)

Table Summary
Welltower, Inc.	15.2%
Prologis, Inc.	10.4%
Equinix, Inc.	9.4%
Simon Property Group, Inc.	7.2%
Ventas, Inc.	6.4%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.0%
Public Storage	4.0%
Iron Mountain, Inc.	3.8%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Real Estate Fund

(AIGYX)

Institutional Class

abrdn Short Duration High Yield Municipal Fund

Class A

AAHMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.92%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

abrdn Short Duration High Yield Municipal Fund

(AAHMX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Short Duration High Yield Municipal Fund

(AAHMX)

Class A

abrdn Short Duration High Yield Municipal Fund

Class C

ACHMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$83	1.67%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

abrdn Short Duration High Yield Municipal Fund

(ACHMX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Short Duration High Yield Municipal Fund

(ACHMX)

Class C

abrdn Short Duration High Yield Municipal Fund

Institutional Class

AHYMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.67%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$29,087,919
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	66%

abrdn Short Duration High Yield Municipal Fund

(AHYMX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	9.1%
A	3.5%
BBB	24.1%
BB	26.8%
B	1.6%
Non Rated	34.9%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Colorado Health Facilities Authority, 3.500%, due 05/15/30	9.0%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	6.9%
Florida Development Finance Corp., 5.500%, due 06/15/40	3.6%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.5%
Florida Local Government Finance Commission, 4.700%, due 11/15/31	3.5%
New Hampshire Business Finance Authority, 6.500%, due 12/01/34	3.4%
Pennsylvania Economic Development Financing Authority, 5.250%, due 12/01/38	3.4%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, due 06/30/58	3.4%
Madison County Capital Resource Corp., 5.500%, due 09/01/22	3.3%
Arizona Industrial Development Authority, due 01/01/59	2.9%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Short Duration High Yield Municipal Fund

(AHYMX)

Institutional Class

abrdn U.S. Small Cap Equity Fund

Class A

GSXAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$73	1.35%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

abrdn U.S. Small Cap Equity Fund

(GSXAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Small Cap Equity Fund

(GSXAX)

Class A

abrdn U.S. Small Cap Equity Fund

Class C

GSXCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$105	1.95%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

abrdn U.S. Small Cap Equity Fund

(GSXCX)

Class C

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Small Cap Equity Fund

(GSXCX)

Class C

abrdn U.S. Small Cap Equity Fund

Class R

GNSRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$82	1.53%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

abrdn U.S. Small Cap Equity Fund

(GNSRX)

Class R

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Small Cap Equity Fund

(GNSRX)

Class R

abrdn U.S. Small Cap Equity Fund

Institutional Class

GSCIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.95%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

abrdn U.S. Small Cap Equity Fund

(GSCIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Small Cap Equity Fund

(GSCIX)

Institutional Class

abrdn U.S. Small Cap Equity Fund

Institutional Service Class

GSXIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$57	1.06%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$373,489,088
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31%

abrdn U.S. Small Cap Equity Fund

(GSXIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Industrials	24.2%
Financials	20.7%
Information Technology	15.0%
Consumer Discretionary	12.2%
Health Care	10.1%
Materials	6.3%
Consumer Staples	4.7%
Real Estate	2.6%
Energy	2.2%
Communication Services	1.4%
Utilities	0.5%
Other	0.1%

Ten Largest Holdings (% of total net assets)

Table Summary
Everus Construction Group, Inc.	3.2%
Materion Corp.	2.9%
Wintrust Financial Corp.	2.8%
Ducommun, Inc.	2.8%
WSFS Financial Corp.	2.8%
Ameris Bancorp	2.6%
AZZ, Inc.	2.6%
Enpro, Inc.	2.4%
StoneX Group, Inc.	2.4%
Seacoast Banking Corp. of Florida	2.4%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Small Cap Equity Fund

(GSXIX)

Institutional Service Class

abrdn U.S. Sustainable Leaders Fund

Class A

GXXAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.19%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

abrdn U.S. Sustainable Leaders Fund

(GXXAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Sustainable Leaders Fund

(GXXAX)

Class A

abrdn U.S. Sustainable Leaders Fund

Institutional Class

GGLIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.90%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

abrdn U.S. Sustainable Leaders Fund

(GGLIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Sustainable Leaders Fund

(GGLIX)

Institutional Class

abrdn U.S. Sustainable Leaders Fund

Institutional Service Class

GXXIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.96%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$314,383,632
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	8%

abrdn U.S. Sustainable Leaders Fund

(GXXIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Information Technology	37.6%
Financials	15.2%
Industrials	13.7%
Health Care	10.5%
Communication Services	6.1%
Consumer Discretionary	5.4%
Energy	3.3%
Utilities	2.2%
Materials	2.2%
Consumer Staples	2.1%
Other	1.7%

Ten Largest Holdings (% of total net assets)

Table Summary
NVIDIA Corp.	9.2%
Microsoft Corp.	8.5%
Alphabet, Inc., Class C	6.1%
Broadcom, Inc.	5.1%
Mastercard, Inc., Class A	3.4%
Baker Hughes Co.	3.3%
TJX Cos., Inc.	3.3%
Cadence Design Systems, Inc.	3.2%
American Express Co.	3.1%
Analog Devices, Inc.	2.6%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn U.S. Sustainable Leaders Fund

(GXXIX)

Institutional Service Class

abrdn Ultra Short Municipal Income Active ETF (AMUN)

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Active ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$12	0.25%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$53,885,344
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	132%

abrdn Ultra Short Municipal Income Active ETF (AMUN)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AA	30.4%
A	38.8%
BBB	31.6%
BB	2.3%
N/R	(3.1%)

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Port Arthur Navigation District, 3.330%, due 11/01/40	4.6%
Tennessee Energy Acquisition Corp., 5.625%, due 09/01/26	4.1%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	4.1%
Lansing School District, 5.000%, due 05/01/40	4.1%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, 3.125%, due 12/01/27	3.8%
Chandler Industrial Development Authority, 5.000%, due 09/01/52	3.8%
City of Poughkeepsie, 3.500%, due 04/23/27	3.7%
Tender Option Bond Trust Receipts/Certificates, 1.000%, due 12/02/27	3.7%
Louisville/Jefferson County Metropolitan Government, 3.450%, due 10/01/53	3.7%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	3.7%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 844-383-7289.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the active ETFs Series of abrdn Funds. ALPS is not affiliated with Aberdeen.

abrdn Ultra Short Municipal Income Active ETF (AMUN)

abrdn Ultra Short Municipal Income Fund

Class A

ATOAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

abrdn Ultra Short Municipal Income Fund

(ATOAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Ultra Short Municipal Income Fund

(ATOAX)

Class A

abrdn Ultra Short Municipal Income Fund

Class A1

ATOBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A1	$35	0.70%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

abrdn Ultra Short Municipal Income Fund

(ATOBX)

Class A1

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Ultra Short Municipal Income Fund

(ATOBX)

Class A1

abrdn Ultra Short Municipal Income Fund

Institutional Class

ATOIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$22	0.45%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$1,115,817,008
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	70%

abrdn Ultra Short Municipal Income Fund

(ATOIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	26.1%
A	47.5%
BBB	20.4%
N/R	4.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Mississippi Business Finance Corp., 4.220%, due 11/01/32	4.7%
Maryland Industrial Development Financing Authority, 5.230%, due 03/01/30	4.5%
Harris County Cultural Education Facilities Finance Corp., 3.540%, due 11/15/46	3.9%
JPMorgan Chase Putters/Drivers Trust, 3.720%, due 03/20/27	2.4%
Florida Insurance Assistance Interlocal Agency, Inc., 3.830%, due 09/01/32	2.4%
Pennsylvania Higher Educational Facilities Authority, 3.900%, due 09/01/45	2.4%
Iowa Finance Authority, 3.330%, due 12/01/46	2.3%
PEFA, Inc., 5.000%, due 09/01/49	2.3%
Health Care Authority for Baptist Health, 4.470%, due 11/01/42	2.2%
County of Meade, 3.850%, due 08/01/61	2.2%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Ultra Short Municipal Income Fund

(ATOIX)

Institutional Class

abrdn Dynamic Dividend Fund

Class A

ADAVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	1.50%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$99,751,555
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	25%

abrdn Dynamic Dividend Fund

(ADAVX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Information Technology	27.4%
Financials	15.9%
Industrials	11.6%
Health Care	8.9%
Communication Services	7.9%
Consumer Staples	7.5%
Utilities	6.4%
Consumer Discretionary	5.9%
Energy	4.6%
Materials	2.5%
Real Estate	1.4%
Other	0.0%

Ten Largest Holdings (% of total net assets)

Table Summary
Alphabet, Inc., Class C	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Broadcom, Inc.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
ASML Holding NV	1.7%
Sanofi SA	1.5%
Rio Tinto PLC, ADR	1.5%
Williams Cos., Inc.	1.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Dynamic Dividend Fund

(ADAVX)

Class A

abrdn Dynamic Dividend Fund

Institutional Class

ADVDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$65	1.25%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$99,751,555
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	25%

abrdn Dynamic Dividend Fund

(ADVDX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Sector Allocation (% of total net assets)

Table Summary
Information Technology	27.4%
Financials	15.9%
Industrials	11.6%
Health Care	8.9%
Communication Services	7.9%
Consumer Staples	7.5%
Utilities	6.4%
Consumer Discretionary	5.9%
Energy	4.6%
Materials	2.5%
Real Estate	1.4%
Other	0.0%

Ten Largest Holdings (% of total net assets)

Table Summary
Alphabet, Inc., Class C	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Broadcom, Inc.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
ASML Holding NV	1.7%
Sanofi SA	1.5%
Rio Tinto PLC, ADR	1.5%
Williams Cos., Inc.	1.5%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Dynamic Dividend Fund

(ADVDX)

Institutional Class

abrdn Infrastructure Debt Fund

Class A

CUGAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$51	1.03%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

abrdn Infrastructure Debt Fund

(CUGAX)

Class A

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Infrastructure Debt Fund

(CUGAX)

Class A

abrdn Infrastructure Debt Fund

Institutional Class

AGCIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.65%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

abrdn Infrastructure Debt Fund

(AGCIX)

Institutional Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Infrastructure Debt Fund

(AGCIX)

Institutional Class

abrdn Infrastructure Debt Fund

Institutional Service Class

CGFIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$39	0.78%
Footnote	Description
Footnote*	Annualized

Fund Statistics (as of April 30, 2026)

Table Summary
Total Net Assets	$20,532,004
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	11%

abrdn Infrastructure Debt Fund

(CGFIX)

Institutional Service Class

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of April 30, 2026.

Credit Quality Allocation (% of total net assets)

Table Summary
AAA	2.0%
AA	20.3%
A	8.2%
BBB	25.4%
BB	23.5%
B	10.9%
Below B	2.7%
N/R	7.0%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Ten Largest Holdings (% of total net assets)

Table Summary
Port of Beaumont Navigation District, 10.000%, due 07/01/26	6.2%
Public Finance Authority, 5.750%, due 12/31/65	5.0%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Toledo Hospital, 6.015%, due 11/15/48	4.6%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.4%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.9%
Low Income Investment Fund, 3.386%, due 07/01/26	3.9%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.7%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.4%
California Infrastructure & Economic Development Bank, 4.408%, due 10/01/49	3.3%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or by calling 866-667-9231.

Certain of these materials are also available by scanning the QR code below, which provides direct access to the Fund’s prospectus, financial information, and portfolio holdings.

abrdn Infrastructure Debt Fund

(CGFIX)

Institutional Service Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not applicable – for annual reports only.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

abrdn Funds
Equity and Fixed Income Series
Semi-Annual Financial Statements and Additional Information
April 30, 2026
abrdn Dynamic Dividend Fund
Class A - ADAVX ■	Institutional Class - ADVDX
abrdn EM SMA Completion Fund
Institutional Class - ASEMX
abrdn Emerging Markets ex-China Fund
Class A - GLLAX ■	Class C - GLLCX■	Class R - GWLRX■	Institutional Class - GWLIX■	Institutional Service Class - GLLSX
abrdn Emerging Markets Fund
Class A - GEGAX ■	Class C - GEGCX■	Class R - GEMRX■	Institutional Class - ABEMX■	Institutional Service Class - AEMSX
abrdn Global Infrastructure Fund
Class A - AIAFX ■	Institutional Class - AIFRX
abrdn Real Estate Fund
Class A - AIAGX ■	Institutional Class - AIGYX
abrdn U.S. Small Cap Equity Fund
Class A - GSXAX ■	Class C - GSXCX■	Class R - GNSRX■	Institutional Class - GSCIX■	Institutional Service Class - GSXIX
abrdn U.S. Sustainable Leaders Fund
Class A - GXXAX ■	Institutional Class - GGLIX■	Institutional Service Class - GXXIX
abrdn High Income Opportunities Fund
Class A- BJBHX ■	Institutional Class - JHYIX
abrdn Infrastructure Debt Fund
Class A- CUGAX ■	Institutional Class - AGCIX■	Institutional Service Class - CGFIX
abrdn Short Duration High Yield Municipal Fund
Class A - AAHMX ■	Class C - ACHMX■	Institutional Class - AHYMX
abrdn Ultra Short Municipal Income Fund
Class A - ATOAX ■	Class A1 - ATOBX■	Institutional Class - ATOIX

Financial Statements and Financial Highlights for Open-End Management Investment Companies (Item 7):
Statements of Investments	Page 1
abrdn Dynamic Dividend Fund	Page 1
abrdn EM SMA Completion Fund	Page 3
abrdn Emerging Markets ex-China Fund	Page 5
abrdn Emerging Markets Fund	Page 7
abrdn Global Infrastructure Fund	Page 9
abrdn Real Estate Fund	Page 11
abrdn U.S. Small Cap Equity Fund	Page 12
abrdn U.S. Sustainable Leaders Fund	Page 14
abrdn High Income Opportunities Fund	Page 15
abrdn Infrastructure Debt Fund	Page 22
abrdn Short Duration High Yield Municipal Fund	Page 25
abrdn Ultra Short Municipal Income Fund	Page 27
Financial Statements	Page 31
Notes to Financial Statements	Page 76
Changes in and Disagreement with Accountants for Open-End Management Investment Companies (Item 8)	Page 106
Proxy Disclosures for Open-End Management Investment Companies (Item 9)	Page 107
Remuneration paid to Trustees, Officers and Others (Item 10)	Page 108

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.aberdeeninvestments.com/us/literature. Please read it carefully before investing any money.
Investing in mutual funds involves risk, including possible loss of principal.
The abrdn Funds are distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.
abrdn Inc. ("Aberdeen") has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.
The complete schedule of portfolio holdings for each fund of abrdn Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-866-667-9231.
Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at https://www.aberdeeninvestments.com/us/literature and on the Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission’s website at www.sec.gov.

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Statement of Investments
April 30, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—100.0%
AUSTRALIA—1.5%
Materials—1.5%
Rio Tinto PLC, ADR	14,700	$ 1,477,056
BRAZIL—1.6%
Financials—0.5%
StoneCo Ltd., Class A	42,413	465,695
Industrials—1.1%
Rumo SA	364,500	1,157,879
Total Brazil		1,623,574
CHINA—2.1%
Communication Services—0.9%
Tencent Holdings Ltd.	14,700	892,764
Industrials—1.2%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	18,900	1,213,216
Total China		2,105,980
DENMARK—1.2%
Financials—0.9%
Tryg AS	36,100	867,432
Health Care—0.3%
Novo Nordisk AS, Class B	7,100	302,005
Total Denmark		1,169,437
FRANCE—7.1%
Consumer Discretionary—0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,210	646,393
Consumer Staples—1.4%
Danone SA	11,200	877,498
Pernod Ricard SA	6,800	505,525
		1,383,023
Energy—1.9%
Bollore SE	87,600	553,154
TotalEnergies SE	14,000	1,297,940
		1,851,094
Industrials—0.8%
Teleperformance SE	12,500	846,614
Utilities—2.4%
Engie SA	38,600	1,272,353
Veolia Environnement SA	26,500	1,120,663
		2,393,016
Total France		7,120,140
GERMANY—3.7%
Communication Services—1.0%
Deutsche Telekom AG	29,400	949,639
Financials—0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	837,440
Information Technology—0.8%
SAP SE, ADR	4,900	830,501
Shares		Value

Utilities—1.1%
RWE AG	14,300	$ 1,041,219
Total Germany		3,658,799
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	21,100	1,123,843
JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	79,100	1,420,860
NETHERLANDS—6.4%
Communication Services—0.8%
Universal Music Group NV	37,600	788,381
Financials—1.4%
ING Groep NV	49,900	1,444,175
Information Technology—4.2%
ASML Holding NV	1,200	1,734,655
BE Semiconductor Industries NV	3,600	1,053,052
NXP Semiconductors NV	4,700	1,379,873
		4,167,580
Total Netherlands		6,400,136
PHILIPPINES—0.9%
Industrials—0.9%
TaskUS, Inc., Class A	134,500	871,560
SOUTH KOREA—3.4%
Information Technology—3.4%
Samsung Electronics Co. Ltd., Preference Shares	31,000	3,345,950
SPAIN—0.5%
Financials—0.5%
Banco de Sabadell SA	132,000	511,764
SWITZERLAND—1.9%
Consumer Staples—1.0%
Nestle SA	9,900	1,002,272
Health Care—0.9%
Roche Holding AG	2,100	855,750
Total Switzerland		1,858,022
TAIWAN—5.1%
Information Technology—5.1%
Hon Hai Precision Industry Co. Ltd.	177,500	1,254,041
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	3,818,202
		5,072,243
UNITED KINGDOM—4.4%
Consumer Discretionary—0.7%
Taylor Wimpey PLC	632,300	668,845
Financials—1.1%
London Stock Exchange Group PLC	8,500	1,102,932
Health Care—1.4%
AstraZeneca PLC	7,400	1,386,538
Industrials—0.7%
BAE Systems PLC	26,400	734,277

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	1

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Real Estate—0.5%
UNITE Group PLC, REIT	84,600	$ 533,129
Total United Kingdom		4,425,721
UNITED STATES—57.7%
Communication Services—5.2%
Alphabet, Inc., Class C	10,349	3,952,697
Array Digital Infrastructure, Inc.	24,400	1,212,436
		5,165,133
Consumer Discretionary—4.6%
Lowe's Cos., Inc.	4,600	1,098,434
Meritage Homes Corp.	14,100	949,494
NIKE, Inc., Class B	15,000	665,400
TJX Cos., Inc.	7,300	1,144,275
Wyndham Hotels & Resorts, Inc.	9,400	764,972
		4,622,575
Consumer Staples—5.1%
Coca-Cola Co.	14,400	1,134,144
Keurig Dr. Pepper, Inc.	35,000	1,029,000
Mondelez International, Inc., Class A	17,000	1,044,480
Primo Brands Corp.	31,300	637,894
Target Corp.	9,700	1,258,575
		5,104,093
Energy—2.7%
ONEOK, Inc.	12,800	1,183,488
Williams Cos., Inc.	19,300	1,472,783
		2,656,271
Financials—8.2%
Bank of America Corp.	23,400	1,250,964
Blackstone, Inc.	7,700	966,966
CME Group, Inc.	3,100	892,242
Fidelity National Information Services, Inc.	20,800	967,824
Goldman Sachs Group, Inc.	1,400	1,293,278
JPMorgan Chase & Co.	4,600	1,440,858
MetLife, Inc.	17,000	1,361,700
		8,173,832
Health Care—6.3%
AbbVie, Inc.	5,300	1,119,996
Becton Dickinson & Co.	5,700	849,528
CVS Health Corp.	10,800	899,532
Medtronic PLC	10,200	825,894
Merck & Co., Inc.	10,400	1,135,472
Sanofi SA	15,800	1,478,508
		6,308,930
Industrials—6.9%
FedEx Corp.	2,700	1,088,937
Shares		Value

Ferrovial SE	14,800	$ 1,016,338
Honeywell International, Inc.	5,200	1,114,516
Lockheed Martin Corp.	1,800	932,346
Schneider Electric SE	3,100	986,447
Union Pacific Corp.	3,800	1,024,024
Waste Management, Inc.	3,000	697,650
		6,860,258
Information Technology—13.9%
Accenture PLC, Class A	3,500	625,485
Amdocs Ltd.	10,600	685,502
Analog Devices, Inc.	1,400	563,164
Apple, Inc.	10,600	2,876,310
Broadcom, Inc.	9,100	3,798,613
Cisco Systems, Inc.	15,100	1,381,650
Microsoft Corp.	6,831	2,785,545
Oracle Corp.	6,900	1,113,591
		13,829,860
Materials—1.0%
Linde PLC	2,000	1,002,280
Real Estate—0.9%
American Tower Corp., REIT	5,100	931,821
Utilities—2.9%
CMS Energy Corp.	12,500	959,250
FirstEnergy Corp.	19,200	912,384
NextEra Energy, Inc.	10,400	1,017,952
		2,889,586
Total United States		57,544,639
Total Common Stocks		99,729,724
Total Investments (Cost $67,281,688)(b)—100.0%		99,729,724
Other Assets in Excess of Liabilities—0.0%		21,831
Net Assets—100.0%		$99,751,555

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
EUR	Euro Currency
USD	U.S. Dollar

As of April 30, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/15/2026	HSBC Bank PLC	USD	7,508,616	EUR	6,400,000	$7,535,232	$(26,616)

See accompanying Notes to Financial Statements.
2	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—99.1%
BRAZIL—2.4%
Communication Services—0.7%
Telefonica Brasil SA	804	$ 6,373
Financials—0.8%
B3 SA - Brasil Bolsa Balcao	2,106	7,668
Industrials—0.2%
WEG SA	228	2,065
Materials—0.7%
Vale SA	438	7,181
Total Brazil		23,287
CHINA—21.7%
Communication Services—8.1%
Tencent Holdings Ltd.	1,300	78,952
Consumer Discretionary—6.8%
ANTA Sports Products Ltd.	1,800	18,857
Hangzhou Robam Appliances Co. Ltd., A Shares (Stock Connect)	3,000	7,887
JD.com, Inc., A Shares (Stock Connect)	250	3,787
Li Auto, Inc., A Shares (Stock Connect)(a)	700	6,160
Li Ning Co. Ltd.	2,500	6,509
Meituan, B Shares(a)(b)	600	6,455
Midea Group Co. Ltd., H Shares	700	8,089
Shenzhou International Group Holdings Ltd.	1,400	8,534
		66,278
Consumer Staples—2.7%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)	1,700	6,839
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)	1,000	14,226
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)	1,600	5,432
		26,497
Industrials—3.2%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	364	23,365
SITC International Holdings Co. Ltd.	2,000	8,374
		31,739
Information Technology—0.9%
Montage Technology Co. Ltd., H Shares(a)	36	1,203
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	98	7,753
		8,956
Total China		212,422
GEORGIA—0.9%
Financials—0.9%
Lion Finance Group PLC	61	9,164
GREECE—2.5%
Financials—2.5%
National Bank of Greece SA	1,525	24,168
HONG KONG—1.9%
Consumer Staples—0.8%
Budweiser Brewing Co. APAC Ltd.(b)	7,700	7,592
Industrials—1.1%
Techtronic Industries Co. Ltd.	770	11,165
Total Hong Kong		18,757
Shares		Value

INDIA—8.3%
Consumer Discretionary—1.7%
Crompton Greaves Consumer Electricals Ltd.	1,426	$ 4,102
Mahindra & Mahindra Ltd., GDR(b)	256	8,359
Tube Investments of India Ltd.	133	4,163
		16,624
Energy—0.6%
Reliance Industries Ltd., GDR(b)(d)	93	5,617
Financials—2.5%
360 ONE WAM Ltd.	408	4,487
Aptus Value Housing Finance India Ltd.	2,904	7,998
Bajaj Holdings & Investment Ltd.	56	6,074
Kotak Mahindra Bank Ltd.	1,531	6,225
		24,784
Information Technology—1.3%
Tata Consultancy Services Ltd.	471	12,365
Utilities—2.2%
Mahanagar Gas Ltd.(b)	298	3,570
Power Grid Corp. of India Ltd.	5,453	18,401
		21,971
Total India		81,361
INDONESIA—2.2%
Communication Services—1.4%
Telkom Indonesia Persero Tbk. PT	83,000	13,577
Financials—0.8%
Bank Rakyat Indonesia Persero Tbk. PT	47,600	8,235
Total Indonesia		21,812
KAZAKHSTAN—1.3%
Energy—1.3%
NAC Kazatomprom JSC, GDR(b)(d)	142	12,468
MACAO—1.4%
Consumer Discretionary—1.4%
Sands China Ltd.	6,400	13,428
MEXICO—8.5%
Financials—2.8%
Grupo Financiero Banorte SAB de CV, Class O	2,545	27,735
Industrials—0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	375	4,948
Materials—5.2%
Grupo Mexico SAB de CV	4,668	51,174
Total Mexico		83,857
POLAND—1.2%
Industrials—1.2%
InPost SA(a)	674	12,089
SAUDI ARABIA—1.4%
Financials—1.4%
Saudi National Bank	1,268	13,280
SOUTH AFRICA—0.2%
Materials—0.2%
Valterra Platinum Ltd.	29	2,336

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	3

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA—24.6%
Industrials—5.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	73	$ 22,858
Samsung C&T Corp.	70	14,301
Samsung E&A Co. Ltd.	330	11,952
		49,111
Information Technology—19.6%
Samsung Electronics Co. Ltd.	209	31,473
Samsung Electronics Co. Ltd., Preference Shares	960	103,617
SK Hynix, Inc.	64	57,073
		192,163
Total South Korea		241,274
TAIWAN—18.2%
Information Technology—18.2%
Accton Technology Corp.	458	33,542
ASE Technology Holding Co. Ltd.	1,108	17,368
Chroma ATE, Inc.	505	34,507
Globalwafers Co. Ltd.	275	5,167
MediaTek, Inc.	767	64,030
Quanta Computer, Inc.	1,366	13,620
Realtek Semiconductor Corp.	392	6,692
Sinbon Electronics Co. Ltd.	399	3,593
		178,519
THAILAND—1.6%
Financials—1.2%
Krung Thai Bank PCL	11,900	12,047
Health Care—0.4%
Bangkok Dusit Medical Services PCL, Class F	6,400	3,593
Total Thailand		15,640
UNITED ARAB EMIRATES—0.8%
Energy—0.8%
ADNOC Drilling Co. PJSC	5,156	7,945
Total Common Stocks		971,807
PREFERRED STOCKS—1.8%
BRAZIL—1.8%
Energy—1.8%
Petroleo Brasileiro SA - Petrobras	1,770	17,544
Total Preferred Stocks		17,544
SHORT-TERM INVESTMENT—8.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(e)	84,256	84,256
Total Short-Term Investment		84,256
Total Investments (Cost $848,496)(f)—109.5%		1,073,607
Liabilities in Excess of Other Assets—(9.5%)		(92,858)
Net Assets—100.0%		$980,749

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.8% of net assets as of April 30, 2026.
(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
4	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—1.1%
Materials—1.1%
Rio Tinto PLC	25,390	$ 2,557,700
BRAZIL—5.3%
Consumer Discretionary—0.7%
MercadoLibre, Inc.(a)	976	1,749,607
Energy—0.9%
PRIO SA(a)	148,505	1,991,643
Financials—1.4%
NU Holdings Ltd., Class A(a)	216,082	3,128,867
Industrials—0.9%
Localiza Rent a Car SA	214,663	1,990,221
Real Estate—1.4%
Multiplan Empreendimentos Imobiliarios SA	517,153	3,312,754
Total Brazil		12,173,092
CANADA—0.4%
Materials—0.4%
Capstone Copper Corp.(a)	109,460	912,200
CZECH REPUBLIC—0.3%
Industrials—0.3%
CSG NV(a)	27,863	603,443
GREECE—1.8%
Financials—1.1%
National Bank of Greece SA	158,055	2,504,885
Industrials—0.7%
GEK Terna SA	25,226	1,212,277
Metlen Energy & Metals PLC(a)	11,092	468,773
		1,681,050
Total Greece		4,185,935
INDIA—12.9%
Communication Services—1.4%
Bharti Airtel Ltd.	156,901	3,143,421
Consumer Discretionary—1.8%
Indian Hotels Co. Ltd.	274,236	1,854,178
ITC Hotels Ltd.(a)	65,848	112,369
Mahindra & Mahindra Ltd.	64,946	2,127,781
		4,094,328
Consumer Staples—0.9%
ITC Ltd.	653,947	2,179,417
Financials—5.0%
360 ONE WAM Ltd.	69,472	764,061
Cholamandalam Financial Holdings Ltd.	50,638	829,092
Cholamandalam Investment & Finance Co. Ltd.	143,087	2,383,523
HDFC Bank Ltd.	614,314	5,044,376
SBI Life Insurance Co. Ltd.(b)	125,979	2,420,845
		11,441,897
Health Care—1.1%
JB Chemicals & Pharmaceuticals Ltd.	38,950	842,390
Torrent Pharmaceuticals Ltd.	36,721	1,621,874
		2,464,264
Shares		Value

Industrials—1.2%
KEI Industries Ltd.	17,322	$ 894,681
Larsen & Toubro Ltd.	43,293	1,842,286
		2,736,967
Materials—0.7%
UltraTech Cement Ltd.	12,861	1,579,525
Utilities—0.8%
NTPC Ltd.	415,666	1,758,441
Total India		29,398,260
INDONESIA—2.1%
Communication Services—0.9%
Telkom Indonesia Persero Tbk. PT	12,784,200	2,091,276
Financials—1.2%
Bank Negara Indonesia Persero Tbk. PT	12,242,300	2,637,713
Total Indonesia		4,728,989
KAZAKHSTAN—3.0%
Energy—2.2%
NAC Kazatomprom JSC, GDR(b)(c)	57,006	5,005,127
Financials—0.8%
Kaspi.KZ JSC, GDR(a)(b)	21,423	1,838,950
Total Kazakhstan		6,844,077
MEXICO—4.2%
Financials—0.8%
Grupo Financiero Banorte SAB de CV, Class O	169,430	1,846,432
Industrials—0.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	17,187	1,821,994
Materials—2.6%
Grupo Mexico SAB de CV	545,960	5,985,135
Total Mexico		9,653,561
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	3,673	1,190,676
POLAND—1.3%
Consumer Staples—0.5%
Zabka Group SA(a)	178,064	1,136,234
Industrials—0.8%
InPost SA(a)	106,914	1,917,639
Total Poland		3,053,873
SAUDI ARABIA—3.0%
Energy—0.6%
Saudi Arabian Oil Co.(b)	186,880	1,386,129
Financials—1.7%
Al Rajhi Bank	215,047	3,942,657
Industrials—0.7%
Electrical Industries Co.	300,008	1,457,234
Total Saudi Arabia		6,786,020
SOUTH AFRICA—2.3%
Consumer Discretionary—0.9%
Naspers Ltd., Class N	35,050	1,897,954
Financials—0.6%
Sanlam Ltd.	279,169	1,437,834

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	5

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH AFRICA (continued)
Materials—0.8%
Valterra Platinum Ltd.	23,542	$ 1,896,142
Total South Africa		5,231,930
SOUTH KOREA—24.7%
Consumer Discretionary—0.3%
Hyundai Mobis Co. Ltd.	2,320	670,988
Financials—1.6%
Shinhan Financial Group Co. Ltd.	52,001	3,531,320
Health Care—0.5%
Samsung Biologics Co. Ltd.(a)(b)	962	959,151
Samsung Episholdings Co. Ltd.(a)	517	190,960
		1,150,111
Industrials—6.5%
HD Hyundai Electric Co. Ltd.	5,083	4,370,966
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,625	3,640,109
Samsung C&T Corp.	17,315	3,537,532
Samsung E&A Co. Ltd.	88,082	3,190,064
		14,738,671
Information Technology—15.8%
Samsung Electronics Co. Ltd., Preference Shares	199,982	21,584,832
SK Hynix, Inc.	16,368	14,596,459
		36,181,291
Total South Korea		56,272,381
TAIWAN—31.6%
Consumer Discretionary—0.8%
Makalot Industrial Co. Ltd.	145,880	982,177
Poya International Co. Ltd.	43,313	784,443
		1,766,620
Information Technology—30.8%
Accton Technology Corp.	70,000	5,126,558
ASE Technology Holding Co. Ltd.	287,000	4,498,624
Chroma ATE, Inc.	134,000	9,156,262
Delta Electronics, Inc.	116,000	8,134,552
MediaTek, Inc.	42,000	3,506,228
Taiwan Semiconductor Manufacturing Co. Ltd.	575,000	39,917,563
		70,339,787
Total Taiwan		72,106,407
TURKEY—0.4%
Consumer Staples—0.4%
Coca-Cola Icecek AS	484,601	804,366
UNITED ARAB EMIRATES—2.5%
Financials—1.3%
Abu Dhabi Islamic Bank PJSC	496,403	2,964,223
Real Estate—0.6%
Aldar Properties PJSC	699,372	1,470,852
Utilities—0.6%
Emirates Central Cooling Systems Corp.	3,179,978	1,342,989
Total United Arab Emirates		5,778,064
Total Common Stocks		222,280,974
Shares		Value
PREFERRED STOCKS—1.5%
BRAZIL—1.5%
Financials—1.5%
Itausa SA	1,224,723	$ 3,442,817
Industrials—0.0%
Localiza Rent a Car SA(a)	8,312	74,093
Total Brazil		3,516,910
Total Preferred Stocks		3,516,910
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(d)	2,428,038	2,428,038
Total Short-Term Investment		2,428,038
Total Investments (Cost $137,411,635)(e)—100.0%		228,225,922
Other Assets in Excess of Liabilities—0.0%		101,437
Net Assets—100.0%		$228,327,359

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.2% of net assets as of April 30, 2026.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.
6	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—93.9%
AUSTRALIA—1.3%
Materials—1.3%
Rio Tinto PLC	133,487	$ 13,447,013
BRAZIL—2.9%
Energy—1.6%
PRIO SA(a)	1,212,918	16,266,789
Financials—0.3%
NU Holdings Ltd., Class A(a)	228,193	3,304,235
Real Estate—0.7%
Multiplan Empreendimentos Imobiliarios SA	1,062,607	6,806,796
Utilities—0.3%
Equatorial SA	335,703	2,869,048
Total Brazil		29,246,868
CHINA—21.3%
Communication Services—5.0%
Tencent Holdings Ltd.	831,300	50,486,707
Consumer Discretionary—4.8%
Alibaba Group Holding Ltd.	1,555,600	25,637,858
ANTA Sports Products Ltd.	1,073,400	11,244,962
Midea Group Co. Ltd., H Shares	1,005,500	11,619,206
		48,502,026
Consumer Staples—1.2%
Giant Biogene Holding Co. Ltd.(b)	891,800	3,463,607
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	42,900	8,693,376
		12,156,983
Financials—2.2%
China Merchants Bank Co. Ltd., H Shares	2,372,500	14,359,639
Ping An Insurance Group Co. of China Ltd., H Shares	1,014,000	8,241,891
		22,601,530
Health Care—0.5%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(c)	302,000	2,391,993
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	112,297	2,778,770
		5,170,763
Industrials—3.5%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	455,781	29,257,177
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	1,788,479	6,816,407
		36,073,584
Information Technology—2.7%
Montage Technology Co. Ltd., A Shares (Stock Connect)(c)	128,188	3,291,880
Montage Technology Co. Ltd., H Shares(a)	73,600	2,460,068
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	215,696	17,064,230
Xiaomi Corp., B Shares(a)(b)	1,217,600	4,568,678
		27,384,856
Real Estate—1.4%
China Resources Land Ltd.	3,381,000	14,205,376
Total China		216,581,825
Shares		Value

CZECH REPUBLIC—0.3%
Industrials—0.3%
CSG NV(a)	124,659	$ 2,699,800
GREECE—1.8%
Financials—1.4%
National Bank of Greece SA	865,054	13,709,535
Industrials—0.4%
GEK Terna SA	48,567	2,333,967
Metlen Energy & Metals PLC(a)	49,865	2,107,410
		4,441,377
Total Greece		18,150,912
HONG KONG—1.2%
Financials—0.4%
AIA Group Ltd.	408,800	4,488,118
Industrials—0.8%
Techtronic Industries Co. Ltd.	534,500	7,750,088
Total Hong Kong		12,238,206
INDIA—9.7%
Communication Services—1.4%
Bharti Airtel Ltd.	711,223	14,248,943
Consumer Discretionary—1.2%
Indian Hotels Co. Ltd.	1,005,523	6,798,591
Mahindra & Mahindra Ltd.	155,598	5,097,750
		11,896,341
Financials—3.7%
360 ONE WAM Ltd.	211,716	2,328,476
Cholamandalam Investment & Finance Co. Ltd.	365,826	6,093,879
HDFC Bank Ltd.	3,285,572	26,979,136
SBI Life Insurance Co. Ltd.(b)	138,493	2,661,318
		38,062,809
Health Care—1.6%
JB Chemicals & Pharmaceuticals Ltd.	410,106	8,869,561
Torrent Pharmaceuticals Ltd.	179,869	7,944,358
		16,813,919
Materials—0.3%
UltraTech Cement Ltd.	23,125	2,840,099
Utilities—1.5%
NTPC Ltd.	3,568,974	15,098,250
Total India		98,960,361
INDONESIA—2.6%
Communication Services—1.4%
Telkom Indonesia Persero Tbk. PT	84,840,700	13,878,488
Financials—1.2%
Bank Negara Indonesia Persero Tbk. PT	58,691,400	12,645,586
Total Indonesia		26,524,074
KAZAKHSTAN—1.2%
Energy—1.0%
NAC Kazatomprom JSC, GDR(b)(d)	115,474	10,138,617
Financials—0.2%
Kaspi.KZ JSC, GDR(b)	22,877	1,963,762
Total Kazakhstan		12,102,379

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	7

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO—4.0%
Financials—0.3%
Grupo Financiero Banorte SAB de CV, Class O	248,908	$ 2,712,575
Industrials—0.2%
Grupo Aeroportuario del Sureste SAB de CV, Class B	80,882	2,459,450
Materials—3.5%
Grupo Mexico SAB de CV	3,229,594	35,404,714
Total Mexico		40,576,739
PERU—0.3%
Financials—0.3%
Credicorp Ltd.	8,624	2,795,642
POLAND—1.0%
Consumer Staples—0.6%
Zabka Group SA(a)	950,499	6,065,174
Industrials—0.4%
InPost SA(a)	207,727	3,725,849
Total Poland		9,791,023
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	–
Novatek PJSC(a)(d)(e)	267,284	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—1.9%
Financials—1.9%
Al Rajhi Bank	1,075,590	19,719,793
SOUTH AFRICA—0.7%
Financials—0.7%
Sanlam Ltd.	1,470,178	7,572,016
SOUTH KOREA—20.0%
Consumer Discretionary—0.3%
Hyundai Mobis Co. Ltd.	10,131	2,930,077
Financials—0.6%
Shinhan Financial Group Co. Ltd.	88,044	5,978,953
Industrials—5.2%
HD Hyundai Electric Co. Ltd.	24,054	20,684,481
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	56,545	17,705,805
Samsung C&T Corp.	13,665	2,791,820
SK Square Co. Ltd.(a)	20,515	11,939,744
		53,121,850
Information Technology—13.9%
Samsung Electronics Co. Ltd., Preference Shares	874,822	94,422,929
SK Hynix, Inc.	53,221	47,460,784
		141,883,713
Total South Korea		203,914,593
TAIWAN—22.3%
Information Technology—22.3%
Accton Technology Corp.	267,000	19,554,156
Shares		Value

ASE Technology Holding Co. Ltd.	1,540,000	$ 24,138,961
Chroma ATE, Inc.	408,000	27,878,768
Delta Electronics, Inc.	341,000	23,912,777
MediaTek, Inc.	364,000	30,387,307
Taiwan Semiconductor Manufacturing Co. Ltd.	1,464,017	101,634,767
		227,506,736
UNITED ARAB EMIRATES—1.4%
Financials—1.2%
Abu Dhabi Islamic Bank PJSC	2,001,943	11,954,413
Real Estate—0.2%
Aldar Properties PJSC	1,019,152	2,143,382
Total United Arab Emirates		14,097,795
Total Common Stocks		955,925,775
PREFERRED STOCKS—2.4%
BRAZIL—2.4%
Financials—2.4%
Itausa SA	8,538,315	24,002,049
Total Preferred Stocks		24,002,049
SHORT-TERM INVESTMENT—3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(f)	31,528,854	31,528,854
Total Short-Term Investment		31,528,854
Total Investments (Cost $752,234,035)(g)—99.4%		1,011,456,678
Other Assets in Excess of Liabilities—0.6%		6,214,104
Net Assets—100.0%		$1,017,670,782

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.0% of net assets as of April 30, 2026.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
8	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.8%
ARGENTINA—1.9%
Industrials—0.9%
Corp. America Airports SA(a)	17,700	$ 441,615
Materials—1.0%
Loma Negra Cia Industrial Argentina SA, ADR(a)	49,100	542,064
Total Argentina		983,679
AUSTRALIA—1.2%
Industrials—1.2%
Aurizon Holdings Ltd.	205,500	620,819
BRAZIL—4.2%
Industrials—4.2%
Motiva Infraestrutura de Mobilidade SA	311,800	1,007,472
Rumo SA	373,400	1,186,151
		2,193,623
CANADA—4.8%
Energy—2.6%
Enbridge, Inc.	23,700	1,314,505
Industrials—2.2%
Canadian Pacific Kansas City Ltd.	13,200	1,147,872
Total Canada		2,462,377
CHINA—1.0%
Information Technology—1.0%
GDS Holdings Ltd., ADR(a)	11,900	503,132
FRANCE—9.3%
Industrials—4.9%
Eiffage SA	4,700	757,773
Getlink SE	47,700	1,067,598
Vinci SA	4,800	725,867
		2,551,238
Utilities—4.4%
Engie SA	32,500	1,071,282
Veolia Environnement SA	28,800	1,217,928
		2,289,210
Total France		4,840,448
GERMANY—3.2%
Utilities—3.2%
RWE AG	22,800	1,660,125
INDONESIA—0.6%
Communication Services—0.6%
Sarana Menara Nusantara Tbk. PT	11,461,500	315,175
ITALY—2.1%
Communication Services—0.9%
Infrastrutture Wireless Italiane SpA(b)	57,300	485,882
Utilities—1.2%
Enel SpA	52,880	617,410
Total Italy		1,103,292
JAPAN—1.6%
Industrials—1.6%
Japan Airport Terminal Co. Ltd.	25,900	832,327
Shares		Value

MEXICO—3.3%
Industrials—3.3%
Grupo Aeroportuario del Centro Norte SAB de CV	38,500	$ 508,015
Grupo Aeroportuario del Sureste SAB de CV, Class B	16,100	489,567
Promotora y Operadora de Infraestructura SAB de CV	46,000	728,321
		1,725,903
NIGERIA—1.4%
Communication Services—1.4%
IHS Holding Ltd.(a)	84,800	696,208
PHILIPPINES—2.9%
Industrials—1.9%
International Container Terminal Services, Inc.	84,400	974,770
Utilities—1.0%
Maynilad Water Services, Inc.	1,482,000	536,429
Total Philippines		1,511,199
SPAIN—6.0%
Communication Services—2.4%
Cellnex Telecom SA(a)(b)	36,500	1,228,685
Industrials—1.8%
Aena SME SA(b)	34,700	947,747
Utilities—1.8%
EDP Renovaveis SA(a)	55,206	923,087
Total Spain		3,099,519
TANZANIA—2.4%
Communication Services—2.4%
Helios Towers PLC(a)	465,600	1,265,863
THAILAND—0.8%
Industrials—0.8%
Airports of Thailand PCL	262,100	414,286
UNITED ARAB EMIRATES—0.5%
Industrials—0.5%
Salik Co. PJSC	181,000	275,952
UNITED KINGDOM—3.6%
Utilities—3.6%
National Grid PLC, ADR	8,200	734,228
SSE PLC	31,100	1,113,516
		1,847,744
UNITED STATES—49.0%
Energy—10.7%
Cheniere Energy, Inc.	5,400	1,484,730
Kinder Morgan, Inc.	43,800	1,439,706
ONEOK, Inc.	11,100	1,026,306
Williams Cos., Inc.	20,700	1,579,617
		5,530,359
Industrials—11.9%
CoreCivic, Inc.(a)	38,500	787,710
CSX Corp.	12,900	586,047
Dycom Industries, Inc.(a)	1,200	496,920
Ferrovial SE	18,800	1,291,024
Norfolk Southern Corp.	1,800	568,494

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	9

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Industrials (continued)
Union Pacific Corp.	5,900	$ 1,589,932
Waste Management, Inc.	3,600	837,180
		6,157,307
Real Estate—4.9%
American Tower Corp., REIT	7,000	1,278,970
Crown Castle, Inc., REIT	11,800	1,047,604
Fermi, Inc., REIT(a)	44,800	229,824
		2,556,398
Utilities—21.5%
American Electric Power Co., Inc.	5,500	754,105
American Water Works Co., Inc.	1,800	231,156
CenterPoint Energy, Inc.	23,200	1,012,680
Clearway Energy, Inc., Class C	25,500	1,029,180
CMS Energy Corp.	13,300	1,020,642
Duke Energy Corp.	5,800	751,390
Essential Utilities, Inc.	10,200	389,640
FirstEnergy Corp.	20,400	969,408
IDACORP, Inc.	4,800	709,152
NextEra Energy, Inc.	15,800	1,546,504
PPL Corp.	29,400	1,100,736
Spire, Inc.	5,700	519,726
TXNM Energy, Inc.	13,000	767,780
XPLR Infrastructure LP(a)	35,400	366,390
		11,168,489
Total United States		25,412,553
Total Common Stocks		51,764,224
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(c)	32,674	32,674
Total Short-Term Investment		32,674
Total Investments (Cost $34,795,586)(d)—99.9%		51,796,898
Other Assets in Excess of Liabilities—0.1%		55,811
Net Assets—100.0%		$51,852,709

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
10	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Real Estate Fund

	Shares	Value
COMMON STOCKS—98.6%
UNITED STATES—98.6%
Data Center REITs—14.2%
Digital Realty Trust, Inc., REIT	9,292	$ 1,867,134
Equinix, Inc., REIT	3,373	3,652,386
		5,519,520
Health Care REITs—28.9%
American Healthcare REIT, Inc.	30,861	1,567,122
Omega Healthcare Investors, Inc., REIT	26,461	1,242,873
Ventas, Inc., REIT	28,409	2,496,015
Welltower, Inc., REIT	27,210	5,913,821
		11,219,831
Hotel & Resort REITs—1.4%
Host Hotels & Resorts, Inc., REIT	25,519	539,217
Industrial REITs—10.4%
Prologis, Inc., REIT	28,435	4,038,339
Multi-Family Residential REITs—3.5%
Camden Property Trust, REIT	6,468	679,269
Mid-America Apartment Communities, Inc., REIT	5,267	680,391
		1,359,660
Office REITs—1.2%
Cousins Properties, Inc., REIT	9,766	250,107
Kilroy Realty Corp., REIT	6,466	215,059
		465,166
Other Specialized REITs—5.7%
EPR Properties, REIT	12,990	724,972
Iron Mountain, Inc., REIT	11,619	1,463,878
		2,188,850
Retail REITs—23.5%
Brixmor Property Group, Inc., REIT	25,113	755,650
Curbline Properties Corp., REIT	24,845	685,722
InvenTrust Properties Corp., REIT	20,508	658,717
NNN REIT, Inc.	29,105	1,274,508
Realty Income Corp., REIT	28,155	1,808,677
Regency Centers Corp., REIT	14,468	1,126,334
Simon Property Group, Inc., REIT	13,748	2,800,605
		9,110,213
Self Storage REITs—6.3%
CubeSmart, REIT	14,815	599,712
Public Storage, REIT	5,167	1,562,759
Smartstop Self Storage REIT, Inc.	9,015	283,792
		2,446,263
Single-Family Residential REITs—3.5%
Equity LifeStyle Properties, Inc., REIT	12,762	807,707
Sun Communities, Inc., REIT	4,341	554,953
		1,362,660
Total United States		38,249,719
Total Common Stocks		38,249,719
	Shares	Value
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(a)	520,957	$ 520,957
Total Short-Term Investment		520,957
Total Investments (Cost $27,464,561)(b)—99.9%		38,770,676
Other Assets in Excess of Liabilities—0.1%		22,146
Net Assets—100.0%		$38,792,822

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(b)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	11

Statement of Investments
April 30, 2026 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—99.9%
BAHAMAS—2.4%
Consumer Discretionary—2.4%
OneSpaWorld Holdings Ltd.	357,034	$ 8,804,458
CANADA—3.8%
Consumer Discretionary—1.8%
Aritzia, Inc.(a)	61,205	6,460,015
Industrials—2.0%
ATS Corp.(a)	232,957	7,558,004
Total Canada		14,018,019
ISRAEL—2.0%
Information Technology—2.0%
Camtek Ltd.(a)	39,106	7,505,223
SWITZERLAND—2.0%
Consumer Discretionary—2.0%
Garrett Motion, Inc.	294,300	7,537,023
UNITED STATES—89.7%
Communication Services—1.4%
Cargurus, Inc.(a)	138,602	5,053,429
Consumer Discretionary—6.0%
Boot Barn Holdings, Inc.(a)	47,294	8,108,556
Brinker International, Inc.(a)	38,630	5,881,031
KB Home	50,663	2,684,633
Patrick Industries, Inc.	20,821	1,936,353
Steven Madden Ltd.	97,718	3,670,288
		22,280,861
Consumer Staples—4.7%
Chefs' Warehouse, Inc.(a)	83,069	6,446,154
elf Beauty, Inc.(a)	65,868	4,213,576
Vita Coco Co., Inc.(a)	106,494	7,027,539
		17,687,269
Energy—2.2%
Magnolia Oil & Gas Corp., Class A	276,873	8,372,639
Financials—20.7%
Ameris Bancorp	112,109	9,557,292
Banner Corp.	120,578	8,067,874
Donnelley Financial Solutions, Inc.(a)	49,602	2,494,981
NMI Holdings, Inc.(a)	133,007	5,148,701
PJT Partners, Inc., Class A	54,095	8,262,470
Seacoast Banking Corp. of Florida	280,727	8,834,479
Skyward Specialty Insurance Group, Inc.(a)	107,529	4,887,193
StoneX Group, Inc.(a)	84,534	8,963,140
Wintrust Financial Corp.	70,277	10,581,608
WSFS Financial Corp.	144,727	10,416,002
		77,213,740
Health Care—10.1%
Alphatec Holdings, Inc.(a)	473,065	4,617,115
ANI Pharmaceuticals, Inc.(a)	86,944	6,907,701
Arcutis Biotherapeutics, Inc.(a)	74,370	1,726,871
Catalyst Pharmaceuticals, Inc.(a)	115,008	3,235,175
Kiniksa Pharmaceuticals International PLC(a)	156,721	8,428,455
Ligand Pharmaceuticals, Inc.(a)	28,847	6,618,944
Merit Medical Systems, Inc.(a)	23,448	1,598,685
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
Shares		Value

OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	$ –
Supernus Pharmaceuticals, Inc.(a)	99,346	4,768,608
		37,901,554
Industrials—22.2%
ArcBest Corp.	48,650	6,206,281
Atmus Filtration Technologies, Inc.	135,194	8,571,300
AZZ, Inc.	66,648	9,533,330
Casella Waste Systems, Inc., Class A(a)	90,925	7,205,806
Ducommun, Inc.(a)	74,308	10,546,534
Enpro, Inc.	30,770	8,970,993
Everus Construction Group, Inc.(a)	80,446	11,860,154
Griffon Corp.	70,117	6,392,567
Helios Technologies, Inc.	104,994	7,181,590
Mueller Water Products, Inc., Class A	237,325	6,618,994
		83,087,549
Information Technology—13.0%
Cohu, Inc.(a)	119,451	5,656,005
Impinj, Inc.(a)	54,230	7,859,012
JFrog Ltd.(a)	170,215	7,904,785
Knowles Corp.(a)	259,896	8,106,156
Mirion Technologies, Inc.(a)	245,312	4,844,912
Q2 Holdings, Inc.(a)	110,489	5,607,317
Viavi Solutions, Inc.(a)	160,614	8,416,173
		48,394,360
Materials—6.3%
Knife River Corp.(a)	71,400	6,608,070
Materion Corp.	59,082	10,859,863
Quaker Chemical Corp.	44,171	6,002,397
		23,470,330
Real Estate—2.6%
American Healthcare REIT, Inc.	109,470	5,558,887
Smartstop Self Storage REIT, Inc.	130,528	4,109,021
		9,667,908
Utilities—0.5%
ONE Gas, Inc.	21,722	1,938,037
Total United States		335,067,676
Total Common Stocks		372,932,399
SHORT-TERM INVESTMENT—0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(d)	1,679,556	1,679,556
Total Short-Term Investment		1,679,556
Total Investments (Cost $288,592,028)(e)—100.3%		374,611,955
Liabilities in Excess of Other Assets—(0.3%)		(1,122,867)
Net Assets—100.0%		$373,489,088

See accompanying Notes to Financial Statements.
12	2026 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn U.S. Small Cap Equity Fund

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2026.
(c)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	13

Statement of Investments
April 30, 2026 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—98.3%
NETHERLANDS—1.9%
Information Technology—1.9%
NXP Semiconductors NV	20,841	$ 6,118,709
UNITED STATES—96.4%
Communication Services—6.1%
Alphabet, Inc., Class C	50,116	19,141,305
Consumer Discretionary—5.4%
O'Reilly Automotive, Inc.(a)	66,059	6,566,264
TJX Cos., Inc.	66,093	10,360,078
		16,926,342
Consumer Staples—2.1%
Procter & Gamble Co.	43,527	6,402,387
Energy—3.3%
Baker Hughes Co.	149,091	10,387,170
Financials—15.2%
American Express Co.	30,362	9,808,444
Bank of America Corp.	142,211	7,602,600
JPMorgan Chase & Co.	16,148	5,058,038
LPL Financial Holdings, Inc.	23,854	7,970,337
Mastercard, Inc., Class A	21,381	10,752,933
S&P Global, Inc.	15,350	6,619,380
		47,811,732
Health Care—10.5%
Boston Scientific Corp.(a)	49,325	2,841,613
Danaher Corp.	35,395	6,333,935
Eli Lilly & Co.	6,749	6,307,615
Merck & Co., Inc.	70,770	7,726,669
ResMed, Inc.	21,681	4,635,615
UnitedHealth Group, Inc.	14,042	5,202,280
		33,047,727
Industrials—13.7%
AAON, Inc.	38,673	3,608,578
Eaton Corp. PLC	17,908	7,754,343
Hubbell, Inc.	13,216	6,715,975
Tetra Tech, Inc.	184,434	5,960,907
Trane Technologies PLC	13,706	6,750,753
Veralto Corp.	32,505	2,866,941
Waste Management, Inc.	29,064	6,758,833
Watsco, Inc.	6,160	2,697,094
		43,113,424
Information Technology—35.7%
Accenture PLC, Class A	24,884	4,447,020
Amphenol Corp., Class A	25,928	3,818,417
Analog Devices, Inc.	20,438	8,221,390
Apple, Inc.	13,785	3,740,560
Broadcom, Inc.	38,178	15,936,642
Cadence Design Systems, Inc.(a)	30,689	10,114,787
Marvell Technology, Inc.	44,485	7,346,698
Microsoft Corp.	65,345	26,646,384
NVIDIA Corp.	144,180	28,774,003
ServiceNow, Inc.(a)	37,005	3,267,911
		112,313,812
Materials—2.2%
Linde PLC	13,597	6,814,001
Shares		Value

Utilities—2.2%
American Water Works Co., Inc.	54,679	$ 7,021,877
Total United States		302,979,777
Total Common Stocks		309,098,486
SHORT-TERM INVESTMENT—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(b)	5,568,576	5,568,576
Total Short-Term Investment		5,568,576
Total Investments (Cost $233,962,681)(c)—100.1%		314,667,062
Liabilities in Excess of Other Assets—(0.1%)		(283,430)
Net Assets—100.0%		$314,383,632

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.
14	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
BANK LOANS—1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.48%(a)	650,000	$ 884,487
Total Bank Loans		884,487
COMMON STOCKS—0.0%
FRANCE—0.0%
Industrials—0.0%
Luxco Co. Ltd.(b)(c)(d)	2,031	25,625
Total Common Stocks		25,625
CORPORATE BONDS—94.9%
ANGOLA—0.3%
Oil & Gas—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(e)	$200,000	205,819
BRAZIL—1.2%
Airlines—0.3%
Azul Secured Finance LLP, 9.88%, 02/15/2031(e)	223,000	198,470
Chemicals—0.4%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(e)	514,000	300,690
Food Products—0.5%
Minerva Luxembourg SA, 8.88%, 09/13/2033(e)	343,000	365,804
Total Brazil		864,964
CANADA—2.5%
Diversified Telecommunication Services—1.2%
Rogers Communications, Inc., (fixed rate to 02/14/2030, variable rate thereafter), VRN, 7.00%, 02/14/2030	907,000	925,766
Oil & Gas—0.3%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(e)(f)	210,000	220,212
Pharmaceutical—0.3%
Bausch Health Cos., Inc.
4.88%, 06/01/2028(e)	87,000	81,722
5.00%, 02/15/2029(e)	208,000	150,359
		232,081
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(e)	505,000	509,531
Total Canada		1,887,590
CHINA—0.0%
Real Estate—0.0%
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(e)(g)	200,000	500
7.10%, 09/10/2024(b)(e)(g)	429,000	1,072
		1,572
FRANCE—4.3%
Auto Parts & Equipment—0.5%
Forvia SE
	Shares or Principal Amount		Value

5.38%, 03/15/2031(e)	EUR	206,000	$ 245,257
5.50%, 06/15/2031(e)		125,000	149,184
			394,441
Cosmetics/Personal Care—0.8%
Opal Bidco SAS, 5.50%, 03/31/2032(e)		487,000	578,022
Diversified Telecommunication Services—1.6%
Altice France SA
5.38%, 04/15/2032(e)		84,604	97,276
5.63%, 07/15/2032(e)		214,939	247,885
Eutelsat Communications SACA
5.75%, 03/15/2031(e)		181,000	217,581
6.25%, 03/15/2033(e)		200,000	241,007
Iliad Holding SAS, 8.50%, 04/15/2031(e)		$400,000	424,363
			1,228,112
Entertainment—0.8%
Banijay Entertainment SAS, 8.13%, 05/01/2029(e)		552,000	569,758
Healthcare Providers & Services—0.6%
Laboratoire Eimer SELAS, 5.00%, 02/01/2029(e)	EUR	400,000	449,029
Total France			3,219,362
GERMANY—0.9%
Commercial Banks—0.7%
Deutsche Bank AG, (fixed rate to 10/30/2029, variable rate thereafter), VRN, 8.13%, 10/30/2029(e)(h)		400,000	502,773
Pharmaceutical—0.2%
Cheplapharm Arzneimittel GmbH, 6.75%, 02/15/2032(e)		126,000	147,868
Total Germany			650,641
GREECE—0.8%
Commercial Banks—0.8%
Eurobank SA, (fixed rate to 11/10/2033, variable rate thereafter), VRN, 6.25%, 11/10/2033(e)(h)		500,000	580,957
HONG KONG—0.7%
Lodging—0.7%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(e)		$534,000	531,080
INDIA—0.3%
Metals & Mining—0.3%
Vedanta Resources Finance II PLC, 9.13%, 10/15/2032(e)		200,000	207,992
IRELAND—3.5%
Commercial Services & Supplies—1.0%
Cimpress PLC, 7.38%, 09/15/2032(e)		764,000	773,695
Diversified Financial Services—2.0%
GGAM Finance Ltd., 5.88%, 03/15/2030(e)		377,000	379,779
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(e)		355,000	362,298
TrueNoord Capital DAC, 8.75%, 03/01/2030(e)		718,000	732,079
			1,474,156

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	15

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
IRELAND (continued)
Media—0.5%
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/2033(e)	GBP	300,000	$ 367,273
Total Ireland			2,615,124
ISRAEL—0.7%
Pharmaceutical—0.7%
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 06/01/2031	EUR	274,000	320,930
7.88%, 09/15/2031		163,000	224,038
			544,968
ITALY—1.3%
Apparel—0.4%
Gg12 SpA, 6.25%, 04/28/2033(e)		258,000	304,430
Diversified Telecommunication Services—0.5%
Fibercop SpA, Series 2033, 6.38%, 11/15/2033(e)		$342,000	341,572
Healthcare Providers & Services—0.4%
Gruppo San Donato SpA, 6.50%, 10/31/2031(e)	EUR	269,000	315,317
Total Italy			961,319
JAMAICA—0.8%
Diversified Telecommunication Services—0.8%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(e)		$582,000	605,455
JAPAN—0.8%
Auto Manufacturers—0.8%
Nissan Motor Co. Ltd., 6.38%, 07/17/2033(e)	EUR	514,000	619,391
JERSEY—1.0%
Leisure Time—0.5%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(e)		$406,000	408,001
Retail—0.5%
Waga Bondco Ltd., 8.50%, 06/15/2030(e)	GBP	324,000	377,955
Total Jersey			785,956
LUXEMBOURG—2.5%
Biotechnology—0.7%
Cidron Aida Finco SARL, 7.00%, 10/27/2031(e)	EUR	466,000	514,230
Commercial Services & Supplies—0.4%
ION Platform Finance SARL, 6.88%, 09/30/2032(e)		355,000	329,734
Diversified Telecommunication Services—1.0%
SES SA, (fixed rate to 09/12/2029, variable rate thereafter), VRN, 5.50%, 09/12/2029(e)		643,000	747,182
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(c)(e)(g)		60,500	–
	Shares or Principal Amount		Value

Real Estate—0.4%
Vivion Investments SARL, (fixed rate to 03/08/2031, variable rate thereafter), VRN, 8.13%, 03/08/2031(e)(h)	EUR	300,000	$ 310,332
Total Luxembourg			1,901,478
MEXICO—1.1%
Building Materials—0.7%
Cemex SAB de CV
(fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(e)(h)		$319,000	318,454
(fixed rate to 06/10/2030, variable rate thereafter), VRN, 7.20%, 06/10/2030(e)(h)		226,000	234,025
			552,479
Electric Utilities—0.4%
Saavi Energia SARL, 8.88%, 02/10/2035(e)		274,000	304,770
Total Mexico			857,249
NETHERLANDS—0.8%
Food Products—0.6%
Flora Food Management BV, 6.88%, 07/02/2029(e)	EUR	400,000	453,139
Media—0.2%
Ziggo Bond Co. BV, 5.13%, 02/28/2030(e)		$200,000	175,397
Total Netherlands			628,536
NIGERIA—0.4%
Engineering & Construction—0.4%
IHS Holding Ltd., 7.88%, 05/29/2030(e)		265,000	272,926
SINGAPORE—0.3%
Diversified Financial Services—0.3%
Avation Group S Pte. Ltd., 8.50%, 05/15/2031(e)		208,000	194,279
SLOVENIA—0.5%
Media—0.5%
Summer BidCo BV, 8.88%, 01/31/2031(e)	EUR	325,000	385,290
SWITZERLAND—0.8%
Commercial Banks—0.4%
UBS Group AG, (fixed rate to 01/08/2031, variable rate thereafter), VRN, 6.63%, 01/08/2031(e)(h)		$335,000	337,331
Entertainment—0.4%
Allwyn Entertainment Financing U.K. PLC, 4.63%, 08/15/2031(e)	EUR	250,000	288,548
Total Switzerland			625,879
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(e)		$213,000	215,095
UNITED KINGDOM—6.4%
Building Materials—0.6%
Project Grand U.K. PLC, 9.00%, 06/01/2029(e)	EUR	402,000	481,554
Computers & Peripherals—0.5%
PCC Global PLC, 8.25%, 11/15/2030(e)		378,000	384,246

See accompanying Notes to Financial Statements.
16	2026 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Diversified Financial Services—1.1%
Jerrold Finco PLC, 7.88%, 04/15/2030(e)	GBP	406,000	$ 559,185
Sherwood Financing PLC, 9.63%, 12/15/2029(e)		172,000	231,979
			791,164
Diversified Telecommunication Services—0.4%
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/2032(e)	EUR	238,000	265,047
Entertainment—0.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/2033(e)		$497,000	487,303
Food Products—1.0%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(e)	GBP	300,000	377,484
Market Bidco Finco PLC, 8.75%, 01/31/2031(e)		301,000	388,013
			765,497
Internet—0.7%
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2030(e)(i)		337,926	489,877
Leisure Time—0.7%
Deuce Finco PLC, 7.00%, 11/20/2031(e)		400,000	543,596
Media—0.2%
Virgin Media Secured Finance PLC, 4.13%, 08/15/2030(e)		100,000	121,110
Oil & Gas—0.6%
EnQuest PLC, 9.88%, 04/30/2031(e)		$431,000	445,198
Total United Kingdom			4,774,592
UNITED STATES—61.1%
Advertising—0.7%
Dotdash Meredith, Inc., 7.63%, 06/15/2032(e)		589,000	552,841
Aerospace & Defense—1.8%
Moog, Inc., 5.50%, 10/15/2034(e)		358,000	358,319
TransDigm, Inc., 6.63%, 03/01/2032(e)		995,000	1,022,555
			1,380,874
Agriculture—0.8%
Turning Point Brands, Inc., 7.63%, 03/15/2032(e)		588,000	605,792
Apparel—1.7%
Levi Strauss & Co., 4.00%, 08/15/2030(e)	EUR	497,000	582,551
Samsonite Finco SARL, 4.38%, 02/15/2033(e)		400,000	454,146
Under Armour, Inc., 7.25%, 07/15/2030(e)		$215,000	219,022
			1,255,719
Auto Parts & Equipment—0.3%
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030		76,000	75,244
5.63%, 04/30/2033		183,000	164,101
			239,345
	Shares or Principal Amount	Value

Building Materials—3.7%
Builders FirstSource, Inc., 6.75%, 05/15/2035(e)	$736,000	$ 743,271
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(e)	415,000	264,555
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(e)	389,000	66,868
JH North America Holdings, Inc., 5.88%, 01/31/2031(e)	310,000	309,857
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(e)	310,000	306,416
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(e)	339,000	312,749
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(e)	788,000	781,179
		2,784,895
Chemicals—0.8%
Celanese U.S. Holdings LLC, 7.33%, 07/15/2029	554,000	581,191
Commercial Services & Supplies—2.0%
Block, Inc.
5.63%, 08/15/2030(e)	351,000	351,354
6.00%, 08/15/2033(e)	169,000	168,674
Dcli Bidco LLC, 7.75%, 11/15/2029(e)	82,000	84,239
Herc Holdings, Inc.
7.00%, 06/15/2030(e)	109,000	113,401
7.25%, 06/15/2033(e)	266,000	278,563
United Rentals North America, Inc., 6.00%, 12/15/2029(e)	459,000	466,746
		1,462,977
Diversified Financial Services—2.1%
Azorra Finance Ltd.
7.75%, 04/15/2030(e)	373,000	386,404
6.25%, 02/15/2034(e)	356,000	342,059
Navient Corp., 7.88%, 06/15/2032	390,000	375,408
PennyMac Financial Services, Inc.
6.88%, 05/15/2032(e)	119,000	117,694
6.88%, 02/15/2033(e)	360,000	354,007
		1,575,572
Diversified Telecommunication Services—1.7%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(e)	416,000	418,298
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(e)	146,000	145,967
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(e)(f)	748,000	733,899
		1,298,164
Electric Utilities—1.5%
NRG Energy, Inc.
6.00%, 02/01/2033(e)	193,000	194,492
7.00%, 03/15/2033(e)	403,000	438,080
5.88%, 05/15/2034(e)	74,000	73,734
6.25%, 11/01/2034(e)	369,000	373,292
6.13%, 05/15/2036(e)	74,000	73,720
		1,153,318

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	17

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Electrical Components & Equipment—0.9%
EnerSys, 6.63%, 01/15/2032(e)		$631,000	$ 649,351
Energy Equipment & Services—1.2%
Hess Midstream Operations LP, 4.25%, 02/15/2030(e)		280,000	271,560
Venture Global LNG, Inc., 9.88%, 02/01/2032(e)		610,000	654,442
			926,002
Entertainment—3.3%
Affinity Interactive, 6.88%, 12/15/2027(e)		1,631,000	1,008,814
Discovery Global Holdings, Inc.
4.69%, 05/17/2033	EUR	112,000	123,230
5.05%, 03/15/2042		$669,000	477,352
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(e)		463,000	470,997
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029		308,000	296,310
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(e)		89,000	90,482
			2,467,185
Food Products—3.8%
Campbell's Co., 4.75%, 03/23/2035		404,000	372,084
Darling Global Finance BV, 4.50%, 07/15/2032(e)	EUR	498,000	588,736
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(e)		$290,000	299,910
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(e)		367,000	370,856
Performance Food Group, Inc., 5.63%, 03/01/2034(e)		566,000	554,205
Post Holdings, Inc., 6.50%, 03/15/2036(e)		258,000	256,304
U.S. Foods, Inc., 5.75%, 04/15/2033(e)		384,000	385,409
			2,827,504
Healthcare Providers & Services—4.2%
Centene Corp., 3.00%, 10/15/2030		827,000	743,529
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(e)		89,000	84,037
10.88%, 01/15/2032(e)		389,000	417,782
9.75%, 01/15/2034(e)		236,000	243,413
IQVIA, Inc., 6.25%, 06/01/2032(e)		303,000	308,574
LifePoint Health, Inc., 7.00%, 05/01/2034(e)		348,000	339,323
National Mentor Holdings, Inc., 10.50%, 12/15/2030(e)		439,000	459,257
Radiology Partners, Inc., 8.50%, 07/15/2032(e)		109,000	108,376
Tenet Healthcare Corp.
5.50%, 11/15/2032(e)		364,000	363,072
6.00%, 11/15/2033(e)		66,000	66,709
			3,134,072
	Shares or Principal Amount		Value

Home Builders—0.5%
Installed Building Products, Inc., 5.63%, 02/01/2034(e)		$311,000	$ 309,457
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(e)		90,000	90,752
			400,209
Home Furnishings—1.1%
Somnigroup International, Inc., 3.88%, 10/15/2031(e)		344,000	318,165
Whirlpool Corp.
6.13%, 06/15/2030		180,000	176,514
6.50%, 06/15/2033		305,000	292,117
			786,796
Housewares—0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(e)		264,000	218,993
Newell Brands, Inc., 8.50%, 06/01/2028(e)		335,000	350,063
			569,056
Insurance—0.4%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(e)		286,000	298,752
Internet—1.4%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(e)		661,000	656,960
6.50%, 07/01/2032(e)		404,000	374,649
			1,031,609
Iron/Steel—0.5%
Commercial Metals Co., 6.00%, 12/15/2035(e)		399,000	398,605
Leisure Time—2.4%
Acushnet Co., 5.63%, 12/01/2033(e)		387,000	388,798
Carnival Corp., 5.13%, 05/01/2029(e)		376,000	374,873
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(e)		711,000	594,529
NCL Corp. Ltd.
5.88%, 01/15/2031(e)		154,000	149,891
6.25%, 09/15/2033(e)		305,000	295,189
			1,803,280
Lodging—1.6%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(e)		592,000	601,173
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(e)		599,000	575,965
			1,177,138
Machinery-Diversified—1.3%
Chart Industries, Inc., 7.50%, 01/01/2030(e)		392,000	406,947
Esab Corp., 5.63%, 04/01/2031(e)		329,000	332,030
King U.S. Bidco, Inc., FRN, 5.45%, 12/01/2032(a)(e)	EUR	200,000	236,369
			975,346
Media—4.1%
Cable One, Inc., 4.00%, 11/15/2030(e)		$393,000	274,038
CCO Holdings LLC/CCO Holdings Capital Corp.

See accompanying Notes to Financial Statements.
18	2026 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
5.00%, 02/01/2028(e)		$240,000	$ 237,183
4.25%, 02/01/2031(e)		406,000	368,754
7.38%, 03/01/2031(e)		77,000	77,941
7.00%, 02/01/2033(e)		322,000	317,406
4.25%, 01/15/2034(e)		196,000	164,396
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/2035		180,000	181,868
CSC Holdings LLC
11.75%, 01/31/2029(e)		262,000	187,615
5.75%, 01/15/2030(e)		265,000	94,092
4.13%, 12/01/2030(e)		277,000	164,916
Midcontinent Communications, 8.00%, 08/15/2032(e)		372,000	350,100
Univision Communications, Inc.
8.50%, 07/31/2031(e)		523,000	530,793
8.88%, 04/15/2033(e)		85,000	85,463
			3,034,565
Oil & Gas—0.8%
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(e)		379,000	380,883
Nabors Industries, Inc., 8.88%, 08/15/2031(e)		216,000	228,079
			608,962
Oil & Gas Services—1.4%
Kodiak Gas Services LLC
5.88%, 04/01/2031(e)		150,000	151,090
6.50%, 10/01/2033(e)		261,000	266,977
6.75%, 10/01/2035(e)		138,000	143,346
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/2033(e)		472,000	476,300
			1,037,713
Oil, Gas & Consumable Fuels—0.8%
Crescent Energy Finance LLC, 7.63%, 04/01/2032(e)		391,000	402,604
Sunoco LP
5.63%, 03/15/2031(e)		95,000	95,353
5.88%, 03/15/2034(e)		127,000	126,544
			624,501
Packaging & Containers—2.3%
Ball Corp., 4.25%, 07/01/2032	EUR	649,000	763,992
Crown Americas LLC, 5.88%, 06/01/2033		$390,000	392,836
Graphic Packaging International LLC, 6.38%, 07/15/2032(e)		558,000	556,905
			1,713,733
Pharmaceutical—2.0%
1261229 BC Ltd., 10.00%, 04/15/2032(e)		400,000	413,111
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/2034(e)		206,000	217,195
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030		299,000	283,594
	Shares or Principal Amount		Value

Upjohn Finance BV, 1.91%, 06/23/2032(e)	EUR	280,000	$ 289,520
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046		$359,000	291,913
			1,495,333
Pipelines—3.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(e)		953,000	994,316
Hess Midstream Operations LP, 6.50%, 06/01/2029(e)		442,000	452,862
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(e)		273,000	261,521
6.00%, 05/01/2036(e)		208,000	209,619
Venture Global LNG, Inc., (fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(e)(h)		228,000	225,502
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034(e)		119,000	124,653
6.50%, 06/15/2034(e)		240,000	251,144
			2,519,617
Real Estate Investment Trust (REIT) Funds—0.6%
Iron Mountain, Inc., 4.75%, 01/15/2034(e)	EUR	365,000	414,575
Retail—2.0%
Academy Ltd., 6.00%, 11/15/2027(e)		$477,000	477,002
Macy's Retail Holdings LLC, 7.38%, 08/01/2033(e)		207,000	215,615
Men's Wearhouse LLC, 9.00%, 02/01/2031(e)		363,000	384,160
Staples, Inc., 10.75%, 09/01/2029(e)		425,000	406,236
			1,483,013
Semiconductors—0.6%
MKS, Inc., 4.25%, 02/15/2034(e)	EUR	379,000	429,278
Software—2.6%
Cloud Software Group, Inc., 9.00%, 09/30/2029(e)		$590,000	579,312
CoreWeave, Inc., 9.25%, 06/01/2030(e)		450,000	455,674
Fair Isaac Corp., 6.25%, 09/15/2034(e)		483,000	475,440
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/2033(e)	EUR	249,000	300,632
8.75%, 07/01/2034(e)		$142,000	147,769
			1,958,827
Total United States			45,655,710
ZAMBIA—1.6%
Metals & Mining—1.6%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(e)		353,000	368,074
8.63%, 06/01/2031(e)		381,000	397,270
8.00%, 03/01/2033(e)		200,000	210,148
6.38%, 02/15/2036(e)		200,000	196,614
			1,172,106
Total Corporate Bonds			70,965,330
EXCHANGE-TRADED FUNDS—0.5%
iShares Broad USD High Yield Corporate Bond ETF		10,138	377,438
Total Exchange-Traded Funds			377,438

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	19

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(j)	2,444,135	$ 2,444,135
Total Short-Term Investment		2,444,135
Total Investments (Cost $76,265,581)(k)—99.9%		74,697,015
Other Assets in Excess of Liabilities—0.1%		49,751
Net Assets—100.0%		$74,746,766

(a)	Variable or Floating Rate security. Rate disclosed is as of April 30, 2026.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2026.
(c)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Sinkable security.
(g)	Security is in default.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(k)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
Amounts listed as “–” are $0 or round to $0.

DAC	Designated Activity Company
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
VRN	Variable Rate Note
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar

As of April 30, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract Positions
United States Treasury Note 6%—5 Year	(48)	6/30/2026	$(5,257,804)	$(5,176,125)	$81,679

As of April 30, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/15/2026	Citibank N.A.	USD	51,589	GBP	38,474	$52,342	$(753)
07/15/2026	JPMorgan Chase Bank N.A.	USD	4,324,494	GBP	3,220,277	4,381,058	(56,564)
See accompanying Notes to Financial Statements.
20	2026 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
07/15/2026	Deutsche Bank AG	USD	270,315	EUR	230,191	$271,022	$(707)
07/15/2026	Goldman Sachs & Co.	USD	379,859	EUR	323,764	381,193	(1,334)
07/15/2026	JPMorgan Chase Bank N.A.	USD	12,896,886	EUR	10,992,766	12,942,664	(45,778)
07/15/2026	Royal Bank of Canada	USD	305,228	EUR	258,000	303,764	1,464
Total						$18,332,043	$(103,672)
Unrealized appreciation on forward foreign currency exchange contracts							$1,464
Unrealized depreciation on forward foreign currency exchange contracts							$(105,136)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	21

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—54.6%
GABON—4.8%
Diversified Financial Services—4.8%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(b)		$1,000,000	$ 992,590
GEORGIA—1.6%
Transportation—1.6%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	323,684
GUATEMALA—1.2%
Electric Utilities—1.2%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		251,000	250,757
IRELAND—0.8%
Diversified Financial Services—0.8%
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)		153,000	156,000
NETHERLANDS—2.7%
Media—2.7%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	565,555
UNITED KINGDOM—2.3%
Diversified Telecommunication Services—2.3%
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	469,409
UNITED STATES—40.2%
Building Materials—1.0%
Ameritex Holdco Intermediate LLC, 7.63%, 08/15/2033(a)		$47,000	48,857
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		235,000	149,451
			198,308
Commercial Services & Supplies—3.2%
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		22,000	22,601
Stetson University, Inc., Series 2019, 4.09%, 12/01/2059		1,000,000	629,070
			651,671
Diversified Financial Services—5.0%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		227,000	235,157
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	797,444
			1,032,601
Electric Utilities—3.1%
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(c)		635,000	636,855
Electrical Components & Equipment—2.2%
EnerSys, 6.63%, 01/15/2032(a)		439,000	451,767
Energy Equipment & Services—2.5%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	522,480
	Shares or Principal Amount		Value

Engineering & Construction—3.4%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(b)		$1,000,000	$ 701,484
Entertainment—0.5%
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029		84,000	80,812
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)		25,000	25,416
			106,228
Healthcare Providers & Services—5.0%
LifePoint Health, Inc., 7.00%, 05/01/2034(a)		97,000	94,581
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	937,430
			1,032,011
Internet—0.9%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(a)		180,000	178,900
Machinery-Diversified—2.1%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	427,808
Media—5.2%
Cable One, Inc., 4.00%, 11/15/2030(a)		113,000	78,795
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	480,607
Midcontinent Communications, 8.00%, 08/15/2032(a)		138,000	129,876
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	376,641
			1,065,919
Oil & Gas Services—0.5%
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)		99,000	102,835
Oil, Gas & Consumable Fuels—0.5%
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/2033(a)		101,000	108,000
Packaging & Containers—1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	394,446
Pipelines—2.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	357,870
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)		128,000	130,214
			488,084
Real Estate Investment Trust (REIT) Funds—0.8%
Iron Mountain, Inc., 4.75%, 01/15/2034(a)	EUR	135,000	153,336
Total United States			8,252,733
ZAMBIA—1.0%
Metals & Mining—1.0%
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)		$200,000	205,623
Total Corporate Bonds			11,216,351

See accompanying Notes to Financial Statements.
22	2026 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —43.4%
CALIFORNIA—10.5%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049	$900,000	$ 677,069
VRDN, Series B, 12.00%, 01/01/2065(a)(d)	120,000	69,600
California Statewide Communities Development Authority, (AG), Series B, 7.14%, 08/15/2047	725,000	757,304
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051	390,000	398,243
City of Los Angeles Department of Airports Customer Facility Charge Revenue, (AG), Series A, 4.24%, 05/15/2048	300,000	254,992
Total California		2,157,208
FLORIDA—1.0%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	200,000	205,102
ILLINOIS—1.2%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035	230,000	245,998
MARYLAND—2.3%
Maryland Economic Development Corp., 5.94%, 05/31/2057	470,000	467,358
MASSACHUSETTS—0.5%
Massachusetts Development Finance Agency, Series B, 7.38%, 10/01/2035	100,000	102,906
NEW HAMPSHIRE—1.8%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	362,573
NEW YORK—9.7%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	915,000	909,842
New York State Housing Finance Agency, VRDN, Series B, 3.64%, 11/01/2046(d)	295,000	295,000
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	797,882
Total New York		2,002,724
TEXAS—6.2%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	1,265,000	1,265,521
WISCONSIN—10.2%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	669,945
(BAM), 6.20%, 05/01/2054(a)	400,000	402,410
Public Finance Authority, 5.75%, 12/31/2065	1,000,000	1,022,173
Total Wisconsin		2,094,528
Total Municipal Bonds		8,903,918
Shares or Principal Amount		Value
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(e)(f)	3,362	$ 5,043
Total Warrants		5,043
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(g)	53,314	53,314
Total Short-Term Investment		53,314
Total Investments (Cost $20,135,261)(h)—98.3%		20,178,626
Other Assets in Excess of Liabilities—1.7%		353,378
Net Assets—100.0%		$20,532,004

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of April 30, 2026.
(f)	Non-income producing security.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(h)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
DAC	Designated Activity Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note
EUR	Euro Currency
GBP	British Pound Sterling
USD	U.S. Dollar

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	23

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

As of April 30, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
07/15/2026	Citibank N.A.	GBP	3,663	USD	4,944	$4,983	$39

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/15/2026	Barclays Bank PLC	USD	5,308	GBP	3,926	$5,341	$(33)
07/15/2026	Citibank N.A.	USD	10,784	GBP	8,042	10,941	(157)
07/15/2026	JPMorgan Chase Bank N.A.	USD	461,981	GBP	344,019	468,016	(6,035)
United States Dollar/Euro
07/15/2026	JPMorgan Chase Bank N.A.	USD	1,122,944	EUR	957,151	1,126,901	(3,957)
Total						$1,611,199	$(10,182)
Unrealized appreciation on forward foreign currency exchange contracts							$39
Unrealized depreciation on forward foreign currency exchange contracts							$(10,182)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.
24	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.0%
ARIZONA—10.5%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2037(a)	$270,000	$ 250,419
Series A, 4.00%, 07/15/2041(a)	135,000	118,733
Series C, 0.00%, 01/01/2059(b)	1,636,309	851,697
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(a)	70,000	69,696
5.13%, 10/01/2030(a)	425,000	413,265
Series A, 5.25%, 07/01/2045	750,000	752,192
Series B, 5.00%, 07/01/2049(a)	635,000	594,157
Total Arizona		3,050,159
ARKANSAS—2.9%
City of Osceola, VRDN, 7.00%, 04/01/2036(c)	835,000	836,432
CALIFORNIA—3.0%
California Infrastructure & Economic Development Bank, VRDN, Series B, 12.00%, 01/01/2065(a)(c)	430,000	249,400
California Municipal Finance Authority
5.00%, 01/01/2041(a)	500,000	501,028
Series A, 5.00%, 10/01/2026(a)	10,000	10,007
California School Finance Authority, 5.50%, 08/01/2043(a)	100,000	101,338
Total California		861,773
COLORADO—9.0%
Colorado Health Facilities Authority, Series B-1, 3.50%, 05/15/2030	2,625,000	2,608,814
FLORIDA—21.6%
Alachua County Health Facilities Authority, Series B-1, 4.00%, 10/01/2030	250,000	250,179
Capital Projects Finance Authority
Series A-1, 5.25%, 06/01/2044(a)	250,000	230,531
Series A-1, 5.00%, 11/01/2048	685,000	644,426
Series A-1, 5.00%, 06/01/2049(a)	145,000	123,054
Capital Trust Agency, Inc., Series A, 3.00%, 12/15/2029(a)	220,000	203,299
Capital Trust Authority
Series A, 5.63%, 06/15/2044(a)	250,000	257,549
Series A, 6.00%, 06/15/2054(a)	210,000	213,962
Florida Development Finance Corp.
Series A, 5.50%, 06/15/2040(a)	1,000,000	1,053,416
Series A1, 5.00%, 06/01/2044(a)	250,000	250,667
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035(a)	1,000,000	1,011,666
Florida Local Government Finance Commission
Series B-1, 4.70%, 11/15/2031(a)	1,000,000	1,003,842
Series B-2, 4.45%, 11/15/2031(a)	800,000	802,930
Palm Beach County Health Facilities Authority, Series B, 5.13%, 05/15/2046	250,000	251,109
Total Florida		6,296,630
INDIANA—1.8%
Indiana Finance Authority, Series A, 5.00%, 06/01/2053	550,000	526,827
Shares or Principal Amount		Value

IOWA—3.0%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	$1,000,000	$ 793,282
Series A, 5.13%, 05/15/2059	100,000	93,850
Total Iowa		887,132
KANSAS—6.9%
Kansas Independent College Finance Authority, Series B, 8.50%, 05/01/2026	2,000,000	2,000,000
MAINE—0.9%
Finance Authority of Maine, Series R-3, 5.00%, 08/01/2035(a)	250,000	262,657
NEW HAMPSHIRE—3.4%
New Hampshire Business Finance Authority, 6.50%, 12/01/2034(a)	1,000,000	1,002,442
NEW YORK—7.3%
Build NYC Resource Corp., Series A, 5.00%, 06/01/2026(a)	430,000	430,077
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(d)(e)(f)	2,299,688	961,708
Suffolk Regional Off-Track Betting Corp.
5.00%, 12/01/2034	150,000	154,564
6.00%, 12/01/2053	300,000	306,711
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(a)	265,000	263,553
Total New York		2,116,613
OHIO—3.1%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,000,000	793,121
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	100,000	102,015
Total Ohio		895,136
PENNSYLVANIA—3.4%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(c)	1,000,000	1,001,073
SOUTH CAROLINA—2.7%
South Carolina Jobs-Economic Development Authority, Series A, 5.00%, 12/01/2039(a)	795,000	775,421
TENNESSEE—1.7%
Shelby County Health & Educational Facilities Board, Series A1, 5.00%, 06/01/2044(a)	500,000	502,989
TEXAS—6.8%
Arlington Higher Education Finance Corp., Series A, 5.00%, 08/15/2049	665,000	631,957
New Hope Cultural Education Facilities Finance Corp., Series B, 2.00% Cash or 2.00% PIK, 11/15/2061(c)	751,960	368,548
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	1,000,000	989,139
Total Texas		1,989,644
WASHINGTON—1.3%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	380,808

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	25

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN—9.7%
Public Finance Authority
5.00%, 02/01/2054	$305,000	$ 284,693
VRDN, 6.00%, 07/01/2060(a)(c)	500,000	508,040
5.00%, 02/01/2064	265,000	241,165
5.75%, 12/31/2065	500,000	511,086
Series A, 5.50%, 09/01/2030(a)	180,000	186,684
Series A, 5.13%, 07/15/2037(a)	600,000	601,323
Series A, 5.38%, 07/15/2047(a)	500,000	482,670
Total Wisconsin		2,815,661
Total Municipal Bonds		28,810,211
CORPORATE BONDS—0.8%
UNITED STATES—0.8%
Energy-Alternate Sources—0.0%
Repower South Berkeley LLC, 1.00%, 02/01/2045(e)(f)	226,254	–
Healthcare Providers & Services—0.8%
Sunland Medical Foundation, 12.00%, 01/01/2050(e)(f)(g)(h)	4,100,000	237,546
Total United States		237,546
Total Corporate Bonds		237,546
WARRANTS—0.1%
UNITED STATES—0.1%
BL Train Holdings West LLC(e)(i)	13,456	20,184
Total Warrants		20,184
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	1	1
Total Short-Term Investment		1
Total Investments (Cost $31,526,808)(j)—99.9%		29,067,942
Other Assets in Excess of Liabilities—0.1%		19,977
Net Assets—100.0%		$29,087,919

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Step bond. Rate disclosed is as of April 30, 2026.
(c)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is in default.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 4.2% of net assets as of April 30, 2026.
(f)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(g)	Escrow Security.
(h)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 2(a) of the accompanying Notes to Financial Statements for inputs used.
(i)	Non-income producing security.
(j)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
Amounts listed as “–” are $0 or round to $0.

PIK	Payment-In-Kind
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
26	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —98.2%
ALABAMA—7.5%
Black Belt Energy Gas District
VRDN, Series B, 4.00%, 10/01/2052(a)	$20,000,000	$ 20,094,684
VRDN, Series C-1, 4.00%, 10/01/2052(a)	10,000,000	10,046,765
VRDN, Series D1, 4.00%, 07/01/2052(a)	2,500,000	2,526,051
Series F, 5.00%, 06/01/2027	700,000	709,877
Series F, 5.00%, 12/01/2027	700,000	718,013
Series F, 5.00%, 06/01/2028	1,670,000	1,713,314
Health Care Authority for Baptist Health, VRDN, Series B, 4.47%, 11/01/2042(a)	25,088,000	25,088,000
JPMorgan Chase Putters/Drivers Trust, VRDN, Series 2025-5088, 3.29%, 02/01/2031(a)(b)	22,300,000	22,300,000
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	900,000	923,416
Total Alabama		84,120,120
ARIZONA—3.4%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(a)	2,200,000	2,226,820
VRDN, Series 2022-2, 5.00%, 09/01/2052(a)	18,675,000	18,905,914
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 3.00%, 12/01/2035(a)	12,100,000	12,100,000
Mizuho Floater/Residual Trust
VRDN, Series 2025-MIZ9211, 3.32%, 06/01/2054(a)(b)	2,530,000	2,530,000
VRDN, Series 2025-MIZ9213, 3.32%, 06/26/2027(a)(b)	2,523,878	2,523,878
Total Arizona		38,286,612
ARKANSAS—2.3%
Arkansas Development Finance Authority, VRDN, Series B-4, 4.47%, 09/01/2044(a)	24,314,000	24,314,000
City of Lowell, VRDN, 3.80%, 10/01/2036(a)	1,200,000	1,200,000
Total Arkansas		25,514,000
CALIFORNIA—3.0%
California Municipal Finance Authority
VRDN, Series A, 2.95%, 07/01/2041(a)	7,250,000	7,244,610
VRDN, Series A, 3.45%, 12/01/2044(a)	4,000,000	4,009,669
VRDN, Series A, 2.88%, 10/01/2045(a)	1,000,000	999,548
VRDN, Series A, 2.88%, 11/01/2046(a)	1,000,000	999,548
VRDN, Series A, 2.80%, 03/01/2056(a)	4,500,000	4,496,974
VRDN, Series B, 3.25%, 07/01/2051(a)	1,500,000	1,499,438
California Pollution Control Financing Authority
VRDN, 2.88%, 07/01/2043(a)(b)	3,000,000	2,995,285
VRDN, Series A-1, 2.95%, 11/01/2042(a)(b)	1,500,000	1,499,312
AMT, VRDN, Series A2, 2.95%, 11/01/2042(a)(b)	1,000,000	999,542
VRDN, Series B-2, 3.45%, 11/01/2040(a)	1,250,000	1,252,646
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XL0727, 3.34%, 04/01/2056(a)(b)	7,000,000	7,000,000
Total California		32,996,572
Shares or Principal Amount		Value

DELAWARE—1.6%
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2026-BAP0002, 1.00%, 12/02/2027(a)(b)	$18,000,000	$ 18,000,000
DISTRICT OF COLUMBIA—1.7%
District of Columbia, VRDN, Series C, 3.27%, 06/01/2051(a)	19,000,000	19,000,000
FLORIDA—6.0%
Florida Housing Finance Corp., VRDN, (HUD), Series C, 3.08%, 12/01/2026(a)	3,425,000	3,424,920
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 3.83%, 09/01/2032(a)	27,000,000	27,000,000
Miami-Dade County Industrial Development Authority
VRDN, 3.45%, 11/01/2041(a)	2,000,000	2,000,100
AMT, VRDN, Series B, 4.00%, 11/01/2048(a)	15,000,000	15,011,349
Tender Option Bond Trust Receipts/Certificates
VRDN, (AG), Series 2024-XG0577, 3.75%, 07/01/2044(a)(b)	7,125,000	7,125,000
VRDN, Series ZF1933, 3.19%, 10/01/2032(a)(b)	5,555,000	5,555,000
VRDN, Series ZF1934, 3.19%, 10/01/2032(a)(b)	6,660,000	6,660,000
Total Florida		66,776,369
GEORGIA—1.8%
Bartow County Development Authority, VRDN, 3.53%, 11/01/2062(a)	2,300,000	2,300,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 3.44%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Burke County, VRDN, 3.40%, 11/01/2052(a)	1,100,000	1,100,000
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2027	3,500,000	3,564,208
VRDN, Series C, 4.00%, 03/01/2050(a)	645,000	646,730
Total Georgia		19,610,938
INDIANA—1.8%
Indiana Finance Authority, VRDN, 3.45%, 08/01/2030(a)	19,900,000	19,900,000
IOWA—7.7%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,526,215
Guthrie County Hospital, Series A, 4.50%, 02/01/2029	3,840,000	3,842,325
Iowa Finance Authority
VRDN, 3.35%, 12/01/2047(a)	11,665,000	11,665,000
VRDN, Series A, 3.10%, 08/01/2037(a)	10,525,000	10,525,000
VRDN, Series A, 3.33%, 07/01/2038(a)	6,630,000	6,630,000
VRDN, Series B, 3.33%, 12/01/2046(a)	25,400,000	25,400,000
PEFA, Inc., VRDN, 5.00%, 09/01/2049(a)	25,000,000	25,144,165
Total Iowa		85,732,705

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	27

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KANSAS—0.2%
City of Dodge City, VRDN, 3.47%, 03/01/2027(a)	$1,000,000	$ 1,000,000
City of Liberal, VRDN, 3.47%, 02/01/2029(a)	1,000,000	1,000,000
Total Kansas		2,000,000
KENTUCKY—3.2%
County of Meade
AMT, VRDN, Series A-1, 3.85%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 3.80%, 08/01/2061(a)	100,000	100,000
County of Trimble, VRDN, Series A, 4.70%, 06/01/2054(a)	4,500,000	4,546,064
Kentucky Economic Development Finance Authority
Series A, 5.00%, 06/01/2026	1,700,000	1,701,723
VRDN, Series A, 2.90%, 04/01/2031(a)	3,500,000	3,500,000
Louisville Regional Airport Authority, VRDN, 3.40%, 01/01/2029(a)	1,600,000	1,600,000
Total Kentucky		36,247,787
LOUISIANA—0.0%
Parish of St. John the Baptist, VRDN, Series 2017B-2, 2.38%, 06/01/2037(a)	425,000	424,576
MARYLAND—4.5%
Maryland Industrial Development Financing Authority, VRDN, 5.23%, 03/01/2030(a)	49,905,000	49,905,000
MASSACHUSETTS—0.2%
Town of Abington, 4.00%, 04/22/2027	2,500,000	2,523,031
MINNESOTA—2.4%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.72%, 03/20/2027(a)(b)	27,300,000	27,300,000
MISSISSIPPI—5.6%
Mississippi Business Finance Corp.
VRDN, 3.48%, 12/01/2027(a)	500,000	500,000
VRDN, Series A, 4.22%, 11/01/2032(a)	52,825,000	52,825,000
Series C, 3.38%, 05/01/2037(a)	4,347,000	4,347,000
VRDN, Series J, 3.45%, 11/01/2035(a)	4,810,000	4,810,000
Total Mississippi		62,482,000
MISSOURI—2.8%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,011,734
Missouri Development Finance Board, VRDN, Series A, 4.00%, 06/01/2037(a)	22,300,000	22,300,000
Total Missouri		31,311,734
NEVADA—0.2%
State of Nevada Department of Business & Industry, VRDN, Series 2001, 3.45%, 12/01/2026(a)(b)	2,500,000	2,500,182
NEW JERSEY—1.9%
City of Newark, Series B, 4.50%, 05/07/2026	3,000,000	3,000,581
Shares or Principal Amount		Value

Township of Weehawken
3.75%, 10/29/2026	$13,927,000	$ 13,930,207
Series A, 4.00%, 08/14/2026	4,395,000	4,397,222
Total New Jersey		21,328,010
NEW MEXICO—0.9%
New Mexico Mortgage Finance Authority, VRDN, (GNMA/FNMA/FHLMC), Series G-2, 3.00%, 09/01/2057(a)	1,500,000	1,500,012
Rib Floater Trust Various States, VRDN, Series 2025-005, 3.34%, 08/01/2049(a)(b)	8,045,000	8,045,000
Total New Mexico		9,545,012
NEW YORK—4.9%
City of Elmira City, Series B, 4.00%, 12/16/2026	3,385,000	3,398,702
City of Glen Cove, 4.50%, 06/04/2026	4,272,418	4,275,490
City of Poughkeepsie, 3.50%, 04/23/2027	4,000,000	4,002,398
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(a)	3,430,000	3,431,152
New York City Municipal Water Finance Authority, VRDN, Series FF-2, 3.50%, 06/15/2041(a)	2,200,000	2,200,000
New York State Dormitory Authority, VRDN, Series C, 3.87%, 05/01/2044(a)	9,800,000	9,800,000
New York State Environmental Facilities Corp., VRDN, 3.00%, 05/01/2030(a)	1,000,000	1,000,000
New York State Housing Finance Agency, VRDN, Series A, 2.95%, 11/01/2039(a)	4,600,000	4,600,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series MS0041, 3.49%, 10/01/2027(a)(b)	16,970,000	16,970,000
Village of Johnson City, Series C, 4.30%, 06/18/2026	4,750,000	4,751,461
Total New York		54,429,203
NORTH CAROLINA—1.6%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(a)	17,765,000	17,736,807
OHIO—2.9%
State of Ohio
VRDN, Series A, 3.35%, 01/15/2045(a)	19,250,000	19,250,000
VRDN, Series B, 3.35%, 01/15/2045(a)	9,700,000	9,700,000
VRDN, Series B, 3.35%, 01/15/2049(a)	3,700,000	3,700,000
Total Ohio		32,650,000
OKLAHOMA—0.7%
Oklahoma Development Finance Authority, VRDN, Series B, 3.73%, 08/15/2031(a)	7,780,000	7,780,000
PENNSYLVANIA—7.7%
Central Bradford Progress Authority, VRDN, Series D, 3.71%, 12/01/2041(a)	21,355,000	21,355,000
City of Philadelphia, VRDN, Series B, 3.15%, 08/01/2031(a)	5,000,000	5,000,000

See accompanying Notes to Financial Statements.
28	2026 Semi-Annual Report

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Montgomery County Higher Education & Health Authority, VRDN, Series D, 3.90%, 09/01/2050(a)	$12,400,000	$ 12,400,000
Pennsylvania Economic Development Financing Authority
VRDN, 3.00%, 08/01/2045(a)	1,250,000	1,250,000
VRDN, Series 2021A-2, 4.60%, 10/01/2046(a)	500,000	501,111
VRDN, Series A, 2.95%, 04/01/2034(a)	1,000,000	999,542
VRDN, Series A, 3.88%, 08/01/2037(a)	7,000,000	7,009,308
VRDN, Series A, 2.88%, 06/01/2049(a)	2,000,000	1,999,096
VRDN, Series B-1, 2.95%, 04/01/2049(a)	1,000,000	999,542
VRDN, Series B-2, 3.25%, 04/01/2049(a)	1,125,000	1,124,578
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.90%, 09/01/2045(a)	26,575,000	26,575,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 3.90%, 09/01/2050(a)	7,200,000	7,200,000
Total Pennsylvania		86,413,177
SOUTH CAROLINA—1.7%
County of Berkeley, VRDN, Series A, 3.50%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Public Service Authority, VRDN, Series A, 3.12%, 01/01/2036(a)	14,755,000	14,755,000
Total South Carolina		18,860,000
TENNESSEE—5.8%
Chattanooga Health Educational & Housing Facility Board, VRDN, Series C, 3.03%, 05/01/2039(a)	21,450,000	21,450,000
Lewisburg Industrial Development Board, VRDN, 3.00%, 07/02/2035(a)	1,000,000	1,000,000
Public Building Authority of Blount County Tennessee, VRDN, Series C-1-A, 3.38%, 06/01/2029(a)	19,510,000	19,510,000
Public Building Authority of Sevier County, VRDN, Series 6-A1, 3.38%, 06/01/2029(a)	22,715,000	22,715,000
Total Tennessee		64,675,000
TEXAS—10.0%
City of Austin Airport System Revenue, 5.00%, 11/15/2026	900,000	909,145
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 3.54%, 11/15/2046(a)	43,600,000	43,600,000
Mission Economic Development Corp.
VRDN, Series A, 2.88%, 05/01/2046(a)	1,000,000	999,548
VRDN, Series A, 4.25%, 06/01/2048(a)	1,190,000	1,200,206
VRDN, Series A, 3.00%, 05/01/2050(a)	3,000,000	3,000,000
VRDN, Series A, 2.88%, 06/01/2055(a)	500,000	499,774
VRDN, Series B, 2.88%, 07/01/2040(a)	1,000,000	999,548
Port of Corpus Christi Authority of Nueces County
VRDN, 3.60%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 3.60%, 07/01/2029(a)(b)	18,200,000	18,200,000
Shares or Principal Amount		Value

Port of Port Arthur Navigation District
VRDN, 3.40%, 04/01/2040(a)	$3,300,000	$ 3,300,000
VRDN, Series D, 3.75%, 11/01/2040(a)	17,500,000	17,500,000
VRDN, Series E, 3.33%, 11/01/2040(a)	15,450,000	15,450,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XG0629, 3.65%, 02/01/2046(a)(b)	600,000	600,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series D, 6.25%, 12/15/2026	2,525,000	2,576,123
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2027	415,000	421,043
5.00%, 04/01/2028	305,000	313,828
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2027	250,000	252,636
Total Texas		111,021,851
VIRGINIA—0.1%
Virginia Small Business Financing Authority, 5.00%, 10/01/2026	750,000	755,886
WEST VIRGINIA—3.1%
County of Ohio Special District Excise Tax Revenue, (AG), Series A, 5.00%, 06/01/2026	525,000	525,742
West Virginia Economic Development Authority, VRDN, Series A-1, 3.47%, 11/01/2065(a)	10,000,000	10,000,000
West Virginia Hospital Finance Authority, VRDN, Series E, 3.71%, 06/01/2033(a)	24,275,000	24,275,000
Total West Virginia		34,800,742
WISCONSIN—1.0%
Public Finance Authority, VRDN, Series A-3, 3.00%, 09/01/2027(a)	1,250,000	1,250,000
Town of Red Cedar, AMT, VRDN, 3.27%, 09/01/2027(a)	9,850,000	9,850,000
Total Wisconsin		11,100,000
Total Municipal Bonds		1,095,727,314
EXCHANGE-TRADED FUNDS—2.1%
abrdn Ultra Short Municipal Income Active ETF	889,896	23,199,589
Total Exchange-Traded Funds		23,199,589
SHORT-TERM INVESTMENTS—0.9%
COMMERCIAL PAPER—0.9%
UNITED STATES—0.9%
City of Houston, 2.85%, 06/16/2026	10,000,000	10,000,000
Total Commercial Paper		10,000,000
MONEY MARKET FUNDS—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	100,371	100,381
Total Money Market Funds		100,381
Total Short-Term Investments		10,100,381
Total Investments (Cost $1,129,183,030)(c)—101.2%		1,129,027,284
Liabilities in Excess of Other Assets—(1.2%)		(13,210,276)
Net Assets—100.0%		$1,115,817,008

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	29

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
30	2026 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)
April 30, 2026

	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund
Assets:
Investments, at value	$99,729,724	$989,351	$225,797,884	$979,927,824
Short-term investments, at value	–	84,256	2,428,038	31,528,854
Foreign Currency, at value	9,053	80,577	7,714	109
Receivable for investments sold	–	196,385	–	8,369,464
Interest and dividends receivable	508,507	1,124	308,217	997,741
Receivable for capital shares issued	25	–	300,680	32,138
Receivable from Adviser	11,031	8,729	58,705	54,903
Tax reclaim receivable	386,700	–	158,604	263,095
Prepaid expenses	28,954	54	33,469	56,298
Total Assets	100,673,994	1,360,476	229,093,311	1,021,230,426
Liabilities:
Due to Custodian	33,999	–	–	–
Payable for investments purchased	571,913	345,052	–	–
Unrealized depreciation on forward foreign currency exchange contracts	26,616	–	–	–
Payable for capital shares redeemed	134,839	–	294,553	305,696
Accrued foreign capital gains tax	–	–	161,508	1,904,840
Accrued expenses and other payables:
Administration fees	5,669	44	14,126	63,570
Audit and tax fees	18,811	18,509	39,731	17,790
Custodian fees	17,907	11,539	33,397	184,249
Distribution fees	811	–	10,768	51,899
Fund accounting fees	1,284	–	2,708	12,356
Interest expense on line of credit	869	–	–	–
Investment advisory fees	79,954	–	132,435	715,161
Legal fees	1,634	–	687	23,136
Printing fees	7,938	113	11,233	78,150
Sub-transfer agent and administrative services fees	6,823	–	14,091	102,694
Transfer agent fees	5,268	254	15,854	34,147
Other accrued expenses	8,104	4,216	34,861	65,956
Total liabilities	922,439	379,727	765,952	3,559,644
Net assets	$99,751,555	$980,749	$228,327,359	$1,017,670,782
Cost:
Investments	67,281,688	764,240	134,983,597	720,705,181
Short-Term Investments	–	84,256	2,428,038	31,528,854
Foreign currency	9,007	80,578	7,660	109
Represented by:
Paid in capital	$61,585,487	$687,283	$178,525,276	$687,770,411
Distributable earnings (accumulated loss)	38,166,068	293,466	49,802,083	329,900,371
Net Assets	$99,751,555	$980,749	$228,327,359	$1,017,670,782
Net Assets:
Class A	$4,076,264	$–	$49,283,141	$39,364,537
Class C	–	–	–	777,802
Class R	–	–	3,330,618	110,624,849
Institutional Service Class	–	–	70,862,849	300,219,119
Institutional Class	95,675,291	980,749	104,850,751	566,684,475
Total	$99,751,555	$980,749	$228,327,359	$1,017,670,782
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	804,247	–	2,445,251	1,999,267
Class C Shares	–	–	–	40,029
Class R Shares	–	–	180,583	5,745,402
Institutional Service Class Shares	–	–	3,418,426	15,222,201
Institutional Class Shares	18,861,529	59,483	5,125,600	28,453,740
Total Shares Outstanding per Class	19,665,776	59,483	11,169,860	51,460,639 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	31

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2026

	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$5.07	$–	$20.15	$19.69
Class C Shares	–	–	–	19.43
Class R Shares	–	–	18.44	19.25
Institutional Service Class Shares	–	–	20.73	19.72
Institutional Class Shares	5.07	16.49	20.46	19.92
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$5.38	$–	$21.38	$20.89
Maximum Sales Charge:
Class A Shares	5.75%	–%	5.75%	5.75%
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
32	2026 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2026

	abrdn Global Infrastructure Fund	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Assets:
Investments, at value	$51,764,224	$38,249,719	$372,932,399	$309,098,486
Short-term investments, at value	32,674	520,957	1,679,556	5,568,576
Foreign Currency, at value	9,347	–	–	74
Receivable for investments sold	–	–	4,755,183	–
Interest and dividends receivable	67,610	31,971	39,752	142,780
Receivable for capital shares issued	18,381	29,738	104,219	550
Receivable from Adviser	12,674	11,319	51,024	11,997
Tax reclaim receivable	11,749	–	–	–
Prepaid expenses	17,153	17,597	44,284	14,136
Total Assets	51,933,812	38,861,301	379,606,417	314,836,599
Liabilities:
Payable for investments purchased	–	–	4,648,524	–
Payable for capital shares redeemed	3,694	3,018	1,036,353	113,233
Accrued expenses and other payables:
Administration fees	3,042	1,748	23,292	19,914
Audit and tax fees	19,095	17,330	19,442	18,293
Custodian fees	8,256	4,139	9,005	2,499
Distribution fees	2,654	197	28,744	39,748
Fund accounting fees	652	461	4,642	4,029
Interest expense on line of credit	19	–	113	126
Investment advisory fees	31,900	24,490	245,253	174,248
Legal fees	360	756	6,059	6,513
Printing fees	2,409	4,138	23,102	1,585
Sub-transfer agent and administrative services fees	3,594	3,298	26,682	13,800
Transfer agent fees	3,518	3,152	19,806	25,411
Other accrued expenses	1,910	5,752	26,312	33,568
Total liabilities	81,103	68,479	6,117,329	452,967
Net assets	$51,852,709	$38,792,822	$373,489,088	$314,383,632
Cost:
Investments	34,762,912	26,943,604	286,912,472	228,394,105
Short-Term Investments	32,674	520,957	1,679,556	5,568,576
Foreign currency	9,347	–	–	73
Represented by:
Paid in capital	$31,629,459	$27,128,194	$274,419,381	$231,354,962
Distributable earnings (accumulated loss)	20,223,250	11,664,628	99,069,707	83,028,670
Net Assets	$51,852,709	$38,792,822	$373,489,088	$314,383,632
Net Assets:
Class A	$12,919,937	$1,142,733	$109,970,530	$200,581,712
Class C	–	–	6,760,049	–
Class R	–	–	3,797,808	–
Institutional Service Class	–	–	34,892,571	104,274,489
Institutional Class	38,932,772	37,650,089	218,068,130	9,527,431
Total	$51,852,709	$38,792,822	$373,489,088	$314,383,632
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	441,057	97,436	2,454,481	16,052,991
Class C Shares	–	–	210,187	–
Class R Shares	–	–	100,559	–
Institutional Service Class Shares	–	–	693,707	7,341,338
Institutional Class Shares	1,323,383	3,180,967	4,299,831	663,491
Total Shares Outstanding per Class	1,764,440	3,278,403	7,758,765	24,057,820 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	33

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2026

	abrdn Global Infrastructure Fund	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$29.29	$11.73	$44.80	$12.49
Class C Shares	–	–	32.16	–
Class R Shares	–	–	37.77	–
Institutional Service Class Shares	–	–	50.30	14.20
Institutional Class Shares	29.42	11.84	50.72	14.36
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$31.08	$12.45	$47.53	$13.25
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
34	2026 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)  (continued)
April 30, 2026

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Assets:
Investments, at value	$72,252,880	$20,125,312	$29,067,941	$1,118,926,903
Short-term investments, at value	2,444,135	53,314	1	10,100,381
Foreign Currency, at value	14,289	92	–	–
Interest and dividends receivable	1,268,359	392,386	569,819	6,411,947
Receivable for capital shares issued	4,888	–	–	1,172,342
Unrealized appreciation on forward foreign currency exchange contracts	1,464	39	–	–
Receivable from Adviser	–	14,969	19,214	133,294
Variation margin receivable for future contracts	81,750	–	–	–
Tax reclaim receivable	–	1,773	–	–
Prepaid expenses	13,741	21,812	30,142	57,969
Total Assets	76,081,506	20,609,697	29,687,117	1,136,802,836
Liabilities:
Due to Custodian	–	–	27,827	–
Payable for investments purchased	1,080,197	–	481,135	18,736,074
Unrealized depreciation on forward foreign currency exchange contracts	105,136	10,182	–	–
Distributions payable	–	–	3,735	93,268
Payable for capital shares redeemed	21,079	1,054	4,755	1,467,206
Line of credit payable	29,987	–	–	–
Accrued expenses and other payables:
Administration fees	4,897	1,362	5,956	71,848
Audit and tax fees	27,208	29,690	27,054	39,534
Custodian fees	12,717	5,982	5,225	9,606
Distribution fees	9,988	1,599	643	94,616
Fund accounting fees	916	277	414	15,318
Interest expense on line of credit	–	–	897	239
Investment advisory fees	1,254	8,512	13,113	280,139
Legal fees	1,541	465	4,090	352
Printing fees	11,221	1,943	3,224	6,227
Sub-transfer agent and administrative services fees	5,923	2,774	8,065	69,177
Transfer agent fees	9,178	4,131	–	13,862
Other accrued expenses	13,498	9,722	13,065	88,362
Total liabilities	1,334,740	77,693	599,198	20,985,828
Net assets	$74,746,766	$20,532,004	$29,087,919	$1,115,817,008
Cost:
Investments	73,821,446	20,081,947	31,526,807	1,119,082,649
Short-Term Investments	2,444,135	53,314	1	10,100,381
Foreign currency	14,422	89	–	–
Represented by:
Paid in capital	$325,390,931	$28,370,402	$72,591,307	$1,117,300,378
Distributable earnings (accumulated loss)	(250,644,165)	(7,838,398)	(43,503,388)	(1,483,370)
Net Assets	$74,746,766	$20,532,004	$29,087,919	$1,115,817,008
Net Assets:
Class A	$48,687,367	$7,693,778	$3,091,278	$458,779,465
Class A1	–	–	–	291,427
Class C	–	–	9,992	–
Institutional Service Class	–	3,833,111	–	–
Institutional Class	26,059,399	9,005,115	25,986,649	656,746,116
Total	$74,746,766	$20,532,004	$29,087,919	$1,115,817,008
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,298,559	915,626	343,539	45,483,432
Class A1 Shares	–	–	–	28,875
Class C Shares	–	–	1,109	–
Institutional Service Class Shares	–	452,268	–	–
Institutional Class Shares	3,812,241	1,046,414	2,887,569	65,480,084
Total Shares Outstanding per Class	10,110,800	2,414,308	3,232,217	110,992,391 Amounts listed as “–” are $0 or round to $0. See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	35

Statement of Assets and Liabilities  (unaudited)  (concluded)
April 30, 2026

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$7.73	$8.40	$9.00	$10.09
Class A1 Shares	–	–	–	10.09
Class C Shares	–	–	9.01	–
Institutional Service Class Shares	–	8.48	–	–
Institutional Class Shares	6.84	8.61	9.00	10.03
Maximum Offering Price Per Share (100%/(100% - maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$7.97	$8.66	$9.23	$–
Class A1 Shares	–	–	–	10.14
Maximum Sales Charge:
Class A Shares	3.00(a)%	3.00(a)%	2.50(b)%	–%
Class A1 Shares	–%	–%	–%	0.50(c)%

(a)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
(b)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
(c)	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
36	2026 Semi-Annual Report

Statements of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2026

	abrdn Dynamic Dividend Fund	abrdn EM SMA Completion Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund
Investment Income:
Dividend income	$2,643,416	$6,309	$2,273,331	$9,147,756
Interest income	13,792	246	44,083	667,976
Foreign tax withholding	(102,130)	(613)	(298,107)	(1,136,427)
Total Income	2,555,078	5,942	2,019,307	8,679,305
Expenses
Investment advisory fees	480,561	—	724,511	4,187,317
Trustee fees	7,185	40	13,011	73,688
Administration fees	38,445	232	77,281	372,206
Legal fees	10,731	59	19,726	106,343
Audit and tax fees	19,406	18,514	32,946	24,167
Printing fees	12,299	4,937	18,183	65,632
Custodian fees	18,118	12,913	66,698	256,877
Transfer agent fees	19,238	782	65,092	102,982
Distribution fees Class A	4,803	—	50,303	45,899
Distribution fees Class C	—	—	2,047	4,284
Distribution fees Class R	—	—	7,149	261,516
Sub-transfer agent and administrative service fees Institutional Class	27,928	—	40,939	104,374
Sub-transfer agent and administrative service fees Class A	1,075	—	21,234	35,597
Sub-transfer agent and administrative service fees Class C	—	—	135	501
Sub-transfer agent and administrative service fees Class R	—	—	1,528	43,169
Sub-transfer agent and administrative service fees Institutional Service Class	—	—	18,100	208,636
Fund accounting fees	1,922	12	3,864	18,610
Registration and filing fees	—	37	33,484	37,131
Other	39,713	10,988	57,970	145,587
Total expenses before reimbursed/waived expenses	681,424	48,514	1,254,201	6,094,516
Interest expense (Note 9)	1,705	—	185	—
Total operating expenses before reimbursed/waived expenses	683,129	48,514	1,254,386	6,094,516
Expenses reimbursed Institutional Class	(73,011)	(48,514)	(155,037)	(253,818)
Expenses reimbursed Class A	(2,951)	—	(50,905)	(10,840)
Expenses reimbursed Class C	—	—	(640)	(746)
Expenses reimbursed Class R	—	—	(3,602)	(30,778)
Expenses reimbursed Institutional Service Class	—	—	(74,284)	(81,400)
Net expenses	607,167	—	969,918	5,716,934
Net Investment Income	1,947,911	5,942	1,049,389	2,962,371
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	6,652,891	88,961	5,099,260	118,251,805
Realized gain/(loss) on forward foreign currency exchange contracts	115,952	—	—	—
Realized gain/(loss) on foreign currency transactions	1,115	1,261	(11,450)	(511,879)
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	6,769,958	90,222	5,087,810	117,739,926
Net change in unrealized appreciation/(depreciation) on investment transactions (including $0, $0, $454,977 and $3,153,533 change in deferred capital gains tax, respectively)	1,888,335	95,587	47,325,300	39,064,610
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(182,635)	—	—	—
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	7,490	199	12,929	18,055
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	1,713,190	95,786	47,338,229	39,082,665
Net realized/unrealized gain/(loss) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	8,483,148	186,008	52,426,039	156,822,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,431,059	$191,950	$53,475,428	$159,784,962
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	37

Statements of Operations  (unaudited)  (continued)
For the Six-Month Period Ended April 30, 2026

	abrdn Global Infrastructure Fund	abrdn Real Estate Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund
Investment Income:
Dividend income	$660,260	$599,631	$1,062,890	$1,464,633
Interest income	11,591	6,685	59,621	53,507
Foreign tax withholding	(44,240)	—	—	(5,456)
Total Income	627,611	606,316	1,122,511	1,512,684
Expenses
Investment advisory fees	178,911	138,968	1,469,528	1,083,244
Trustee fees	3,401	2,655	26,006	24,936
Administration fees	19,084	13,897	139,514	123,799
Legal fees	5,217	3,996	38,143	34,775
Audit and tax fees	19,406	17,549	21,762	20,249
Printing fees	7,755	7,930	27,653	20,917
Custodian fees	14,802	4,658	10,286	5,563
Transfer agent fees	12,735	11,136	76,639	84,167
Distribution fees Class A	15,183	920	129,073	249,189
Distribution fees Class C	—	—	33,832	—
Distribution fees Class R	—	—	12,048	—
Sub-transfer agent and administrative service fees Institutional Class	12,186	12,073	80,994	3,251
Sub-transfer agent and administrative service fees Class A	5,004	222	78,629	40,380
Sub-transfer agent and administrative service fees Class C	—	—	3,401	—
Sub-transfer agent and administrative service fees Class R	—	—	1,966	—
Sub-transfer agent and administrative service fees Institutional Service Class	—	—	18,757	32,624
Fund accounting fees	954	695	6,976	6,190
Registration and filing fees	16,440	17,849	36,468	31,218
Other	16,289	12,751	42,647	43,515
Total expenses before reimbursed/waived expenses	327,367	245,299	2,254,322	1,804,017
Interest expense (Note 9)	924	23	—	214
Total operating expenses before reimbursed/waived expenses	328,291	245,322	2,254,322	1,804,231
Expenses reimbursed Institutional Class	(56,140)	(70,919)	(217,906)	(5,697)
Expenses reimbursed Class A	(19,981)	(1,502)	(70,700)	(55,259)
Expenses reimbursed Class C	—	—	(7,994)	—
Expenses reimbursed Class R	—	—	(3,239)	—
Expenses reimbursed Institutional Service Class	—	—	(23,200)	(28,214)
Net expenses	252,170	172,901	1,931,283	1,715,061
Net Investment Income (Loss)	375,441	433,415	(808,772)	(202,377)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	3,438,711	274,495	34,778,679	2,843,805
Realized gain/(loss) on foreign currency transactions	(10,635)	7	(10,518)	—
Net realized gain/(loss) from investments and foreign currency transactions	3,428,076	274,502	34,768,161	2,843,805
Net change in unrealized appreciation/(depreciation) on investment transactions	4,419,964	4,339,471	21,835,108	1,898,406
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,068	—	104	3
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,421,032	4,339,471	21,835,212	1,898,409
Net realized/unrealized gain/(loss) from investments and translation of assets and liabilities denominated in foreign currencies	7,849,108	4,613,973	56,603,373	4,742,214
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,224,549	$5,047,388	$55,794,601	$4,539,837
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
38	2026 Semi-Annual Report

Statements of Operations  (unaudited)  (concluded)
For the Six-Month Period Ended April 30, 2026

	abrdn High Income Opportunities Fund	abrdn Infrastructure Debt Fund	abrdn Short Duration High Yield Municipal Fund	abrdn Ultra Short Municipal Income Fund
Investment Income:
Dividend income	$41,798	$—	$—	$—
Interest income	2,669,708	715,515	848,750	17,804,560
Total Income	2,711,506	715,515	848,750	17,804,560
Expenses
Investment advisory fees	206,555	51,815	96,093	1,727,138
Trustee fees	5,923	1,663	4,829	80,395
Administration fees	30,044	8,290	13,977	460,570
Legal fees	8,593	2,339	6,013	120,857
Audit and tax fees	27,691	29,823	27,241	46,532
Printing fees	13,900	7,337	7,565	33,502
Custodian fees	18,709	6,576	4,540	6,039
Transfer agent fees	29,213	12,116	9,346	45,599
Distribution fees Class A	61,161	9,651	5,252	573,776
Distribution fees Class A1	—	—	—	359
Distribution fees Class C	—	—	49	—
Sub-transfer agent and administrative service fees Institutional Class	7,597	5,750	15,336	291,688
Sub-transfer agent and administrative service fees Class A	32,445	5,062	1,716	242,001
Sub-transfer agent and administrative service fees Class A1	—	—	—	7
Sub-transfer agent and administrative service fees Institutional Service Class	—	2,532	—	—
Fund accounting fees	1,502	415	699	23,029
Registration and filing fees	23,977	21,108	22,763	58,138
Other	25,433	15,986	17,881	119,278
Total expenses before reimbursed/waived expenses	492,743	180,463	233,300	3,828,908
Interest expense (Note 9)	—	187	3,506	27,836
Total operating expenses before reimbursed/waived expenses	492,743	180,650	236,806	3,856,744
Expenses reimbursed Institutional Class	(44,886)	(45,685)	(100,916)	(385,382)
Expenses reimbursed Class A	(119,773)	(33,568)	(13,533)	(306,272)
Expenses reimbursed Class A1	—	—	—	(47)
Expenses reimbursed Class C	—	—	(27)	—
Expenses reimbursed Institutional Service Class	—	(16,611)	—	—
Net expenses	328,084	84,786	122,330	3,165,043
Net Investment Income	2,383,422	630,729	726,420	14,639,517
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	(529,200)	(20,413)	(2,103,600)	(42,786)
Realized gain/(loss) on futures contracts	23,774	—	—	—
Realized gain/(loss) on forward foreign currency exchange contracts	212,727	19,557	—	—
Realized gain/(loss) on foreign currency transactions	(11,425)	121	—	—
Net realized gain/(loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	(304,124)	(735)	(2,103,600)	(42,786)
Net change in unrealized appreciation/(depreciation) on investment transactions	408,441	(231,600)	2,114,456	(154,929)
Net change in unrealized appreciation/(depreciation) on futures contracts	81,679	—	—	—
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(392,644)	(46,333)	—	—
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	3,578	361	—	—
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	101,054	(277,572)	2,114,456	(154,929)
Net realized/unrealized gain/(loss) from investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(203,070)	(278,307)	10,856	(197,715)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,180,352	$352,422	$737,276	$14,441,802

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	39

Statements of Changes in Net Assets

	abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income	$1,947,911	$4,064,633	$5,942	$10,053	$1,049,389	$1,899,110
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	6,769,958	6,419,403	90,222	11,401	5,087,810	2,382,840
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	1,713,190	4,086,906	95,786	132,108	47,338,229	36,162,390
Changes in net assets resulting from operations	10,431,059	14,570,942	191,950	153,562	53,475,428	40,444,340
Distributions to Shareholders From:
Distributable earnings
Class A	(219,518)	(193,605)	—	—	(680,655)	(139,336)
Class C	—	—	—	—	(12,101)	(554)
Class R	—	—	—	—	(52,942)	(10,024)
Institutional Service Class	—	—	—	—	(1,004,855)	(334,661)
Institutional Class	(5,383,889)	(4,839,533)	(7,685)	(2,408)	(1,593,382)	(545,558)
Change in net assets from shareholder distributions	(5,603,407)	(5,033,138)	(7,685)	(2,408)	(3,343,935)	(1,030,133)
Change in net assets from capital transactions	(2,119,269)	(9,993,387)	269,167	34,723	(1,844,339)	(21,186,601)
Change in net assets	2,708,383	(455,583)	453,432	185,877	48,287,154	18,227,606
Net Assets:
Beginning of period	97,043,172	97,498,755	527,317	341,440	180,040,205	161,812,599
End of period	$99,751,555	$97,043,172	$980,749	$527,317	$228,327,359	$180,040,205
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
40	2026 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
Class A Shares
Proceeds from shares issued	$102,222	$199,935	$—	$—	$7,235,231	$1,661,756
Dividends reinvested	184,044	162,585	—	—	629,790	128,583
Cost of shares redeemed	(336,263)	(652,234)	—	—	(5,764,068)	(5,738,665)
Total Class A	(49,997)	(289,714)	—	—	2,100,953	(3,948,326)
Class C Shares
Proceeds from shares issued	—	—	—	—	169,850	213,900
Dividends reinvested	—	—	—	—	11,971	554
Cost of shares redeemed	—	—	—	—	(840,418)	(139,879)
Total Class C	—	—	—	—	(658,597)	74,575
Class R Shares
Proceeds from shares issued	—	—	—	—	166,390	142,384
Dividends reinvested	—	—	—	—	52,519	9,954
Cost of shares redeemed	—	—	—	—	(281,998)	(558,045)
Total Class R	—	—	—	—	(63,089)	(405,707)
Institutional Service Class Shares
Proceeds from shares issued	—	—	—	—	2,695,517	1,009,064
Dividends reinvested	—	—	—	—	945,524	317,940
Cost of shares redeemed	—	—	—	—	(3,067,338)	(6,697,951)
Total Institutional Service Class	—	—	—	—	573,703	(5,370,947)
Institutional Class Shares
Proceeds from shares issued	550,255	1,708,983	324,917	57,890	10,612,348	17,158,868
Dividends reinvested	4,730,522	4,173,521	7,685	2,408	1,546,206	534,908
Cost of shares redeemed	(7,350,049)	(15,586,177)	(63,435)	(25,575)	(15,955,863)	(29,229,972)
Total Institutional Class	(2,069,272)	(9,703,673)	269,167	34,723	(3,797,309)	(11,536,196)
Change in net assets from capital transactions:	$(2,119,269)	$(9,993,387)	$269,167	$34,723	$(1,844,339)	$(21,186,601)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	41

Statements of Changes in Net Assets  (continued)

	abrdn Dynamic Dividend Fund		abrdn EM SMA Completion Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Share Transactions:
Class A Shares
Issued	20,807	43,785	–	–	400,429	128,435
Reinvested	38,743	36,664	–	–	41,680	10,751
Redeemed	(69,633)	(145,551)	–	–	(331,616)	(456,141)
Total Class A Shares	(10,083)	(65,102)	–	–	110,493	(316,955)
Class C Shares
Issued	–	–	–	–	11,920	17,842
Reinvested	–	–	–	–	904	53
Redeemed	–	–	–	–	(50,022)	(13,084)
Total Class C Shares	–	–	–	–	(37,198)	4,811
Class R Shares
Issued	–	–	–	–	10,478	12,443
Reinvested	–	–	–	–	3,795	904
Redeemed	–	–	–	–	(17,596)	(48,874)
Total Class R Shares	–	–	–	–	(3,323)	(35,527)
Institutional Service Class Shares
Issued	–	–	–	–	148,875	74,944
Reinvested	–	–	–	–	60,923	25,954
Redeemed	–	–	–	–	(179,871)	(526,134)
Total Institutional Service Class Shares	–	–	–	–	29,927	(425,236)
Institutional Class Shares
Issued	113,570	374,426	20,162	6,061	593,707	1,370,319
Reinvested	995,538	941,471	638	288	100,927	44,280
Redeemed	(1,518,697)	(3,529,049)	(4,204)	(3,139)	(901,482)	(2,364,110)
Total Institutional Class Shares	(409,589)	(2,213,152)	16,596	3,210	(206,848)	(949,511)
Total change in shares:	(419,672)	(2,278,254)	16,596	3,210	(106,949)	(1,722,418)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
42	2026 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets Fund		abrdn Global Infrastructure Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income	$2,962,371	$9,519,608	$375,441	$684,581	$433,415	$559,665
Net realized gain/(loss) from investments and foreign currency transactions	117,739,926	142,173,890	3,428,076	2,670,720	274,502	2,272,416
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	39,082,665	79,126,342	4,421,032	3,994,373	4,339,471	(2,855,587)
Changes in net assets resulting from operations	159,784,962	230,819,840	8,224,549	7,349,674	5,047,388	(23,506)
Distributions to Shareholders From:
Distributable earnings
Class A	(2,094,691)	(412,020)	(709,492)	(780,213)	(43,416)	(55,420)
Class C	(51,080)	—	—	—	—	—
Class R	(6,023,818)	(488,433)	—	—	—	—
Institutional Service Class	(16,475,847)	(4,018,120)	—	—	—	—
Institutional Class	(28,838,730)	(5,680,009)	(2,044,975)	(2,316,157)	(2,144,429)	(4,295,666)
Change in net assets from shareholder distributions	(53,484,166)	(10,598,582)	(2,754,467)	(3,096,370)	(2,187,845)	(4,351,086)
Change in net assets from capital transactions	(36,261,291)	(513,378,987)	1,988,309	(2,613,267)	1,537,904	(1,936,704)
Change in net assets	70,039,505	(293,157,729)	7,458,391	1,640,037	4,397,447	(6,311,296)
Net Assets:
Beginning of period	947,631,277	1,240,789,006	44,394,318	42,754,281	34,395,375	40,706,671
End of period	$1,017,670,782	$947,631,277	$51,852,709	$44,394,318	$38,792,822	$34,395,375
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	43

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets Fund		abrdn Global Infrastructure Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,880,503	$4,860,655	$848,339	$1,036,508	$416,467	$243,073
Dividends reinvested	1,936,542	377,544	572,480	625,974	38,984	46,238
Cost of shares redeemed	(5,706,432)	(13,285,080)	(1,509,747)	(2,186,453)	(54,580)	(87,609)
Total Class A	(1,889,387)	(8,046,881)	(88,928)	(523,971)	400,871	201,702
Class C Shares
Proceeds from shares issued	19,880	12,625	—	—	—	—
Dividends reinvested	47,596	—	—	—	—	—
Cost of shares redeemed	(347,493)	(947,285)	—	—	—	—
Total Class C	(280,017)	(934,660)	—	—	—	—
Class R Shares
Proceeds from shares issued	705,931	1,800,452	—	—	—	—
Dividends reinvested	6,023,818	488,433	—	—	—	—
Cost of shares redeemed	(15,208,728)	(20,549,425)	—	—	—	—
Total Class R	(8,478,979)	(18,260,540)	—	—	—	—
Institutional Service Class Shares
Proceeds from shares issued	447,531	4,972,152	—	—	—	—
Dividends reinvested	16,463,800	4,016,348	—	—	—	—
Cost of shares redeemed	(35,741,036)	(249,928,404)	—	—	—	—
Total Institutional Service Class	(18,829,705)	(240,939,904)	—	—	—	—
Institutional Class Shares
Proceeds from shares issued	17,868,398	55,652,598	3,705,002	1,931,058	1,850,541	520,315
Dividends reinvested	13,947,036	3,523,990	2,003,425	2,265,527	2,083,550	4,188,649
Cost of shares redeemed	(38,598,637)	(304,373,590)	(3,631,190)	(6,285,881)	(2,797,058)	(6,847,370)
Total Institutional Class	(6,783,203)	(245,197,002)	2,077,237	(2,089,296)	1,137,033	(2,138,406)
Change in net assets from capital transactions:	$(36,261,291)	$(513,378,987)	$1,988,309	$(2,613,267)	$1,537,904	$(1,936,704)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
44	2026 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Emerging Markets Fund		abrdn Global Infrastructure Fund		abrdn Real Estate Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Share Transactions:
Class A Shares
Issued	106,396	335,637	30,536	42,063	36,875	22,598
Reinvested	118,370	27,884	22,395	27,662	3,793	4,363
Redeemed	(317,461)	(906,025)	(55,373)	(92,667)	(5,038)	(7,910)
Total Class A Shares	(92,695)	(542,504)	(2,442)	(22,942)	35,630	19,051
Class C Shares
Issued	1,114	917	–	–	–	–
Reinvested	2,943	–	–	–	–	–
Redeemed	(19,622)	(67,205)	–	–	–	–
Total Class C Shares	(15,565)	(66,288)	–	–	–	–
Class R Shares
Issued	39,633	131,086	–	–	–	–
Reinvested	376,489	36,697	–	–	–	–
Redeemed	(869,008)	(1,400,175)	–	–	–	–
Total Class R Shares	(452,886)	(1,232,392)	–	–	–	–
Institutional Service Class Shares
Issued	24,051	374,229	–	–	–	–
Reinvested	1,005,730	296,848	–	–	–	–
Redeemed	(2,073,888)	(16,702,156)	–	–	–	–
Total Institutional Service Class Shares	(1,044,107)	(16,031,079)	–	–	–	–
Institutional Class Shares
Issued	988,820	3,709,725	131,812	79,113	169,193	47,385
Reinvested	844,252	258,546	77,947	99,538	200,707	392,351
Redeemed	(2,174,298)	(21,273,910)	(132,139)	(255,245)	(257,254)	(626,357)
Total Institutional Class Shares	(341,226)	(17,305,639)	77,620	(76,594)	112,646	(186,621)
Total change in shares:	(1,946,479)	(35,177,902)	75,178	(99,536)	148,276	(167,570)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	45

Statements of Changes in Net Assets  (continued)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund		abrdn High Income Opportunities Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$(808,772)	$(986,988)	$(202,377)	$(372,977)	$2,383,422	$5,307,710
Net realized gain/(loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	34,768,161	13,545,900	2,843,805	34,649,982	(304,124)	797,080
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	21,835,212	28,936,700	1,898,409	(12,212,034)	101,054	(1,061,928)
Changes in net assets resulting from operations	55,794,601	41,495,612	4,539,837	22,064,971	2,180,352	5,042,862
Distributions to Shareholders From:
Distributable earnings
Class A	—	—	(5,265,829)	—	(1,441,848)	(3,317,376)
Institutional Service Class	—	—	(2,349,484)	—	—	—
Institutional Class	—	—	(196,534)	—	(996,341)	(2,066,441)
Change in net assets from shareholder distributions	—	—	(7,811,847)	—	(2,438,189)	(5,383,817)
Change in net assets from capital transactions	(25,123,546)	(43,386,023)	(14,234,687)	(39,266,728)	(3,159,944)	(2,935,561)
Change in net assets	30,671,055	(1,890,411)	(17,506,697)	(17,201,757)	(3,417,781)	(3,276,516)
Net Assets:
Beginning of period	342,818,033	344,708,444	331,890,329	349,092,086	78,164,547	81,441,063
End of period	$373,489,088	$342,818,033	$314,383,632	$331,890,329	$74,746,766	$78,164,547
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
46	2026 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund		abrdn High Income Opportunities Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,461,077	$12,563,924	$275,646	$977,829	$3,782,757	$8,777,320
Dividends reinvested	—	—	4,818,692	—	1,303,825	3,006,330
Cost of shares redeemed	(11,176,024)	(22,766,595)	(18,013,938)	(27,480,191)	(7,047,422)	(14,855,370)
Total Class A	(7,714,947)	(10,202,671)	(12,919,600)	(26,502,362)	(1,960,840)	(3,071,720)
Class C Shares
Proceeds from shares issued	110,709	700,852	—	5,008	—	—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	(1,464,408)	(6,290,222)	—	(311,222)	—	—
Total Class C	(1,353,699)	(5,589,370)	—	(306,214)	—	—
Class R Shares
Proceeds from shares issued	765,586	1,196,112	—	—	—	—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	(2,490,084)	(548,173)	—	—	—	—
Total Class R	(1,724,498)	647,939	—	—	—	—
Institutional Service Class Shares
Proceeds from shares issued	2,118,577	4,255,345	150,558	425,260	—	—
Dividends reinvested	—	—	2,328,701	—	—	—
Cost of shares redeemed	(5,954,702)	(12,038,581)	(4,457,873)	(13,350,189)	—	—
Total Institutional Service Class	(3,836,125)	(7,783,236)	(1,978,614)	(12,924,929)	—	—
Institutional Class Shares
Proceeds from shares issued	17,150,844	28,966,015	1,457,997	2,251,322	538,745	650,280
Dividends reinvested	—	—	190,026	—	973,236	1,938,244
Cost of shares redeemed	(27,645,121)	(49,424,700)	(984,496)	(1,784,545)	(2,711,085)	(2,452,365)
Total Institutional Class	(10,494,277)	(20,458,685)	663,527	466,777	(1,199,104)	136,159
Change in net assets from capital transactions:	$(25,123,546)	$(43,386,023)	$(14,234,687)	$(39,266,728)	$(3,159,944)	$(2,935,561)
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	47

Statements of Changes in Net Assets  (continued)

	abrdn U.S. Small Cap Equity Fund		abrdn U.S. Sustainable Leaders Fund		abrdn High Income Opportunities Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Share Transactions:
Class A Shares
Issued	84,626	342,007	23,032	82,994	491,007	1,145,563
Reinvested	–	–	396,927	–	169,356	389,408
Redeemed	(271,668)	(618,017)	(1,480,152)	(2,285,098)	(914,119)	(1,933,614)
Total Class A Shares	(187,042)	(276,010)	(1,060,193)	(2,202,104)	(253,756)	(398,643)
Class C Shares
Issued	3,815	27,521	–	573	–	–
Reinvested	–	–	–	–	–	–
Redeemed	(50,208)	(240,659)	–	(36,307)	–	–
Total Class C Shares	(46,393)	(213,138)	–	(35,734)	–	–
Class R Shares
Issued	22,316	38,835	–	–	–	–
Reinvested	–	–	–	–	–	–
Redeemed	(73,420)	(17,986)	–	–	–	–
Total Class R Shares	(51,104)	20,849	–	–	–	–
Institutional Service Class Shares
Issued	47,202	103,952	11,006	31,064	–	–
Reinvested	–	–	168,869	–	–	–
Redeemed	(128,045)	(298,464)	(324,354)	(984,731)	–	–
Total Institutional Service Class Shares	(80,843)	(194,512)	(144,479)	(953,667)	–	–
Institutional Class Shares
Issued	366,626	689,317	106,204	161,571	78,232	93,839
Reinvested	–	–	13,631	–	142,380	280,643
Redeemed	(608,989)	(1,208,014)	(71,229)	(131,066)	(395,016)	(353,779)
Total Institutional Class Shares	(242,363)	(518,697)	48,606	30,505	(174,404)	20,703
Total change in shares:	(607,745)	(1,181,508)	(1,156,066)	(3,161,000)	(428,160)	(377,940)
Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
48	2026 Semi-Annual Report

Statements of Changes in Net Assets  (continued)

	abrdn Infrastructure Debt Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income	$630,729	$1,427,429	$726,420	$3,247,515	$14,639,517	$28,660,651
Net realized gain/(loss) from investments, forward foreign currency exchange contracts and foreign currency transactions	(735)	136,025	(2,103,600)	(3,382,176)	(42,786)	3,101
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(277,572)	(219,160)	2,114,456	1,539,717	(154,929)	32,088
Changes in net assets resulting from operations	352,422	1,344,294	737,276	1,405,056	14,441,802	28,695,840
Distributions to Shareholders From:
Distributable earnings
Class A	(219,935)	(506,639)	(82,755)	(221,442)	(5,446,673)	(7,807,425)
Class A1	—	—	—	—	(3,428)	(8,094)
Class C	—	—	(159)	(301)	—	—
Institutional Service Class	(124,600)	(262,300)	—	—	—	—
Institutional Class	(293,717)	(699,199)	(645,041)	(3,009,492)	(9,103,829)	(20,803,732)
Change in net assets from shareholder distributions	(638,252)	(1,468,138)	(727,955)	(3,231,235)	(14,553,930)	(28,619,251)
Change in net assets from capital transactions	(470,651)	(2,807,384)	(25,522,427)	(44,492,632)	(47,720,941)	440,344,976
Change in net assets	(756,481)	(2,931,228)	(25,513,106)	(46,318,811)	(47,833,069)	440,421,565
Net Assets:
Beginning of period	21,288,485	24,219,713	54,601,025	100,919,836	1,163,650,077	723,228,512
End of period	$20,532,004	$21,288,485	$29,087,919	$54,601,025	$1,115,817,008	$1,163,650,077
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	49

Statements of Changes in Net Assets  (continued)

	abrdn Infrastructure Debt Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
Class A Shares
Proceeds from shares issued	$320,429	$409,576	$21,242	$920,897	$238,184,837	$467,451,137
Dividends reinvested	209,778	486,412	80,624	217,281	5,258,549	7,636,157
Cost of shares redeemed	(665,448)	(1,383,584)	(1,996,117)	(2,784,648)	(200,220,129)	(214,163,904)
Total Class A	(135,241)	(487,596)	(1,894,251)	(1,646,470)	43,223,257	260,923,390
Class A1 Shares
Proceeds from shares issued	—	—	—	—	—	—
Dividends reinvested	—	—	—	—	3,428	8,094
Cost of shares redeemed	—	—	—	—	—	—
Total Class A1	—	—	—	—	3,428	8,094
Class C Shares
Proceeds from shares issued	—	—	—	—	—	—
Dividends reinvested	—	—	158	301	—	—
Cost of shares redeemed	—	—	—	—	—	—
Total Class C	—	—	158	301	—	—
Institutional Service Class Shares
Proceeds from shares issued	397,818	393,634	—	—	—	—
Dividends reinvested	123,398	259,377	—	—	—	—
Cost of shares redeemed	(498,062)	(838,321)	—	—	—	—
Total Institutional Service Class	23,154	(185,310)	—	—	—	—
Institutional Class Shares
Proceeds from shares issued	323,631	1,274,916	632,465	14,110,552	288,667,387	697,767,628
Dividends reinvested	283,342	675,811	646,450	3,009,492	7,545,073	17,898,989
Cost of shares redeemed	(965,537)	(4,085,205)	(24,907,249)	(59,966,507)	(387,160,086)	(536,253,125)
Total Institutional Class	(358,564)	(2,134,478)	(23,628,334)	(42,846,463)	(90,947,626)	179,413,492
Change in net assets from capital transactions:	$(470,651)	$(2,807,384)	$(25,522,427)	$(44,492,632)	$(47,720,941)	$440,344,976
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
50	2026 Semi-Annual Report

Statements of Changes in Net Assets  (concluded)

	abrdn Infrastructure Debt Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Share Transactions:
Class A Shares
Issued	37,712	48,322	2,352	101,919	23,606,030	46,332,504
Reinvested	24,842	57,615	8,940	23,664	521,164	756,882
Redeemed	(78,568)	(162,911)	(221,422)	(307,296)	(19,843,422)	(21,227,218)
Total Class A Shares	(16,014)	(56,974)	(210,130)	(181,713)	4,283,772	25,862,168
Class A1 Shares
Issued	–	–	–	–	–	–
Reinvested	–	–	–	–	340	802
Redeemed	–	–	–	–	–	–
Total Class A1 Shares	–	–	–	–	340	802
Class C Shares
Issued	–	–	–	–	–	–
Reinvested	–	–	18	33	–	–
Redeemed	–	–	–	–	–	–
Total Class C Shares	–	–	18	33	–	–
Institutional Service Class Shares
Issued	46,369	46,162	–	–	–	–
Reinvested	14,465	30,391	–	–	–	–
Redeemed	(58,025)	(98,128)	–	–	–	–
Total Institutional Service Class Shares	2,809	(21,575)	–	–	–	–
Institutional Class Shares
Issued	37,089	147,158	70,197	1,539,861	28,777,194	69,567,810
Reinvested	32,721	78,148	71,689	331,946	752,048	1,784,545
Redeemed	(111,029)	(471,232)	(2,761,398)	(6,601,131)	(38,594,738)	(53,464,288)
Total Institutional Class Shares	(41,219)	(245,926)	(2,619,512)	(4,729,324)	(9,065,496)	17,888,067
Total change in shares:	(54,424)	(324,475)	(2,829,624)	(4,911,004)	(4,781,384)	43,751,037

Amounts listed as “–” are 0 or round to 0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	51

Financial Highlights
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions
Class A Shares
Six-Month Period Ended April 30, 2026*	$4.83	$0.09	$0.43	$ 0.52	$ (0.10)	$ (0.18)	$ –	$ (0.28)
Year Ended October 31, 2025	4.36	0.18	0.52	0.70	(0.20)	(0.03)	–	(0.23)
Year Ended October 31, 2024	3.77	0.20	0.62	0.82	(0.20)	–	(0.03)	(0.23)
Year Ended October 31, 2023	3.75	0.21	0.04	0.25	(0.23)	–	–(h)	(0.23)
Year Ended October 31, 2022	4.74	0.20(i)	(0.95)	(0.75)	(0.22)	(0.01)	(0.01)	(0.24)
Year Ended October 31, 2021	3.68	0.23	1.06	1.29	(0.23)	–	–	(0.23)
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	4.83	0.10	0.42	0.52	(0.10)	(0.18)	–	(0.28)
Year Ended October 31, 2025	4.36	0.19	0.52	0.71	(0.21)	(0.03)	–	(0.24)
Year Ended October 31, 2024	3.77	0.21	0.62	0.83	(0.21)	–	(0.03)	(0.24)
Year Ended October 31, 2023	3.75	0.22	0.04	0.26	(0.24)	–	–(h)	(0.24)
Year Ended October 31, 2022	4.74	0.21(i)	(0.95)	(0.74)	(0.23)	(0.01)	(0.01)	(0.25)
Year Ended October 31, 2021	3.69	0.24	1.05	1.29	(0.24)	–	–	(0.24)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
(i)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets reflects the effects of a liability accrued on February 28, 2022 relating to withholding tax refunds that the Fund previously received and recorded which are being contested by the local tax authority. The accrued liability resulted in a decrease in net assets of approximately 0.87% as of October 31, 2022. If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.24, (15.67%), and 5.49%, respectively. For Institutional Class Shares, these amounts would have been $0.24, (15.45%), and 5.67%, respectively.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
52	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund  (concluded)
		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 5.07	11.23%	$ 4,076	1.50%(g)	1.66%(g)	3.83%	25%
4.83	16.64%	3,933	1.51%(g)	1.66%(g)	4.14%	36%
4.36	22.03%	3,832	1.50%(g)	1.69%(g)	4.61%	75%
3.77	6.41%	3,619	1.56%(g)	1.69%(g)	5.16%	63%
3.75	(16.34%)(i)	4,094	1.50%	1.61%	4.62%(i)	79%
4.74	35.40%	4,986	1.50%	1.66%	5.03%	59%

5.07	11.33%	95,675	1.25%(g)	1.41%(g)	4.06%	25%
4.83	16.92%	93,111	1.26%(g)	1.41%(g)	4.34%	36%
4.36	22.33%	93,666	1.25%(g)	1.43%(g)	4.84%	75%
3.77	6.67%	87,929	1.31%(g)	1.42%(g)	5.42%	63%
3.75	(16.12%)(i)	96,362	1.25%	1.34%	4.81%(i)	79%
4.74	35.36%	123,166	1.25%	1.39%	5.26%	59%
2026 Semi-Annual Report	53

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn EM SMA Completion Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	$12.30	$0.14	$4.23	$ 4.37	$ (0.18)	$ (0.18)	$ 16.49	36.06%
Year Ended October 31, 2025	8.61	0.25	3.50	3.75	(0.06)	(0.06)	12.30	43.89%
Year Ended October 31, 2024	8.12	0.25	0.34	0.59	(0.10)	(0.10)	8.61	7.19%
Period Ended October 31, 2023(g)	10.00	0.24	(2.12)	(1.88)	–	–	8.12	(18.80%)

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Amounts listed as “–” are 0% or round to 0%
(g)	For the period from January 27, 2023 (commencement of operations) through October 31, 2023.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
54	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn EM SMA Completion Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)

$ 981	–(f)	16.71%	2.05%	62%
527	–(f)	27.20%	2.68%	44%
341	–(f)	25.44%	2.85%	47%
268	–(f)	27.99%	3.52%	30%

2026 Semi-Annual Report	55

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$15.77	$0.07	$4.61	$ 4.68	$ (0.27)	$ (0.03)	$ (0.30)	$ 20.15
Year Ended October 31, 2025	12.30	0.12	3.41	3.53	(0.04)	(0.02)	(0.06)	15.77
Year Ended October 31, 2024	10.28	0.09	1.99	2.08	(0.06)	–	(0.06)	12.30
Year Ended October 31, 2023	12.38	0.12	0.70	0.82	(0.11)	(2.81)	(2.92)	10.28
Year Ended October 31, 2022	18.17	0.08	(3.93)	(3.85)	–	(1.94)	(1.94)	12.38
Year Ended October 31, 2021	13.21	(0.06)	5.02	4.96	–	–	–	18.17
Class R Shares
Six-Month Period Ended April 30, 2026*	14.46	0.04	4.23	4.27	(0.26)	(0.03)	(0.29)	18.44
Year Ended October 31, 2025	11.32	0.07	3.12	3.19	(0.03)	(0.02)	(0.05)	14.46
Year Ended October 31, 2024	9.47	0.03	1.85	1.88	(0.03)	–	(0.03)	11.32
Year Ended October 31, 2023	11.59	0.08	0.65	0.73	(0.04)	(2.81)	(2.85)	9.47
Year Ended October 31, 2022	17.19	0.02	(3.68)	(3.66)	–	(1.94)	(1.94)	11.59
Year Ended October 31, 2021	12.54	(0.11)	4.76	4.65	–	–	–	17.19
Institutional Service Class Shares
Six-Month Period Ended April 30, 2026*	16.19	0.10	4.74	4.84	(0.27)	(0.03)	(0.30)	20.73
Year Ended October 31, 2025	12.63	0.16	3.49	3.65	(0.07)	(0.02)	(0.09)	16.19
Year Ended October 31, 2024	10.56	0.08	2.08	2.16	(0.09)	–	(0.09)	12.63
Year Ended October 31, 2023	12.66	0.14	0.72	0.86	(0.15)	(2.81)	(2.96)	10.56
Year Ended October 31, 2022	18.49	0.11	(4.00)	(3.89)	–	(1.94)	(1.94)	12.66
Year Ended October 31, 2021	13.41	(0.02)	5.10	5.08	–	–	–	18.49
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	15.98	0.10	4.68	4.78	(0.27)	(0.03)	(0.30)	20.46
Year Ended October 31, 2025	12.45	0.17	3.45	3.62	(0.07)	(0.02)	(0.09)	15.98
Year Ended October 31, 2024	10.40	0.13	2.01	2.14	(0.09)	–	(0.09)	12.45
Year Ended October 31, 2023	12.50	0.16	0.72	0.88	(0.17)	(2.81)	(2.98)	10.40
Year Ended October 31, 2022	18.27	0.08	(3.91)	(3.83)	–	(1.94)	(1.94)	12.50
Year Ended October 31, 2021	13.24	–(i)	5.03	5.03	–	–	–	18.27

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
56	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

30.26%	$ 49,283	1.26%(g)	1.51%(g)	0.84%	8%
28.79%	36,809	1.30%(g)	1.61%(g)	0.94%	27%
20.25%	32,614	1.38%(g)	1.77%(g)	0.70%	35%
7.41%	20,114	1.46%(g)	2.36%(g)	1.12%	36%
(23.84%)	19,947	1.48%(g)	2.17%(g)	0.55%	129%
37.55%	27,814	1.53%	2.17%	(0.35%)	22%

30.18%(h)	3,331	1.51%(g)	1.76%(g)	0.58%	8%
28.27%	2,660	1.64%(g)	1.94%(g)	0.62%	27%
19.83%	2,484	1.64%(g)	2.04%(g)	0.23%	35%
7.07%	519	1.80%(g)	2.70%(g)	0.74%	36%
(24.12%)	588	1.88%(g)	2.57%(g)	0.13%	129%
37.08%	903	1.87%	2.51%	(0.69%)	22%

30.53%	70,863	0.96%(g)	1.21%(g)	1.13%	8%
29.13%	54,865	1.00%(g)	1.31%(g)	1.25%	27%
20.54%	48,158	1.05%(g)	1.47%(g)	0.60%	35%
7.63%	58	1.20%(g)	2.10%(g)	1.17%	36%
(23.62%)	236	1.23%(g)	1.92%(g)	0.78%	129%
37.88%	343	1.29%	1.93%	(0.12%)	22%

30.54%	104,851	0.90%(g)	1.24%(g)	1.19%	8%
29.27%	85,191	0.94%(g)	1.34%(g)	1.33%	27%
20.63%	78,206	1.01%(g)	1.50%(g)	1.07%	35%
7.86%	20,168	1.11%(g)	2.13%(g)	1.44%	36%
(23.57%)	3,740	1.13%(g)	1.88%(g)	0.61%	129%
37.99%	1,583	1.19%	1.88%	(0.02%)	22%
2026 Semi-Annual Report	57

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$17.69	$0.03	$2.99	$ 3.02	$ (0.14)	$ (0.88)	$ (1.02)	$ 19.69
Year Ended October 31, 2025	14.01	0.12	3.72	3.84	(0.16)	–	(0.16)	17.69
Year Ended October 31, 2024	11.91	0.19	2.03	2.22	(0.12)	–	(0.12)	14.01
Year Ended October 31, 2023	11.29	0.13	0.66	0.79	(0.17)	–	(0.17)	11.91
Year Ended October 31, 2022	20.15	0.06	(6.98)	(6.92)	(0.02)	(1.92)	(1.94)	11.29
Year Ended October 31, 2021	16.79	0.04	3.46	3.50	–	(0.14)	(0.14)	20.15
Class C Shares
Six-Month Period Ended April 30, 2026*	17.50	(0.03)	2.96	2.93	(0.12)	(0.88)	(1.00)	19.43
Year Ended October 31, 2025	13.80	–	3.70	3.70	–	–	–	17.50
Year Ended October 31, 2024	11.74	0.06	2.00	2.06	–(i)	–	–(i)	13.80
Year Ended October 31, 2023	11.09	0.06	0.65	0.71	(0.06)	–	(0.06)	11.74
Year Ended October 31, 2022	19.90	(0.01)	(6.88)	(6.89)	–	(1.92)	(1.92)	11.09
Year Ended October 31, 2021	16.68	(0.08)	3.44	3.36	–	(0.14)	(0.14)	19.90
Class R Shares
Six-Month Period Ended April 30, 2026*	17.33	0.01	2.93	2.94	(0.14)	(0.88)	(1.02)	19.25
Year Ended October 31, 2025	13.69	0.06	3.65	3.71	(0.07)	–	(0.07)	17.33
Year Ended October 31, 2024	11.72	0.10	1.99	2.09	(0.12)	–	(0.12)	13.69
Year Ended October 31, 2023	11.11	0.11	0.66	0.77	(0.16)	–	(0.16)	11.72
Year Ended October 31, 2022	19.89	0.04	(6.90)	(6.86)	–(i)	(1.92)	(1.92)	11.11
Year Ended October 31, 2021	16.60	0.01	3.42	3.43	–	(0.14)	(0.14)	19.89
Institutional Service Class Shares
Six-Month Period Ended April 30, 2026*	17.70	0.05	3.00	3.05	(0.15)	(0.88)	(1.03)	19.72
Year Ended October 31, 2025	13.97	0.14	3.72	3.86	(0.13)	–	(0.13)	17.70
Year Ended October 31, 2024	11.95	0.17	2.03	2.20	(0.18)	–	(0.18)	13.97
Year Ended October 31, 2023	11.34	0.18	0.66	0.84	(0.23)	–	(0.23)	11.95
Year Ended October 31, 2022	20.26	0.11	(7.01)	(6.90)	(0.10)	(1.92)	(2.02)	11.34
Year Ended October 31, 2021	16.85	0.12	3.46	3.58	(0.03)	(0.14)	(0.17)	20.26
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	17.86	0.07	3.02	3.09	(0.15)	(0.88)	(1.03)	19.92
Year Ended October 31, 2025	14.08	0.15	3.76	3.91	(0.13)	–	(0.13)	17.86
Year Ended October 31, 2024	12.03	0.19	2.05	2.24	(0.19)	–	(0.19)	14.08
Year Ended October 31, 2023	11.40	0.20	0.66	0.86	(0.23)	–	(0.23)	12.03
Year Ended October 31, 2022	20.34	0.14	(7.05)	(6.91)	(0.11)	(1.92)	(2.03)	11.40
Year Ended October 31, 2021	16.90	0.14	3.48	3.62	(0.04)	(0.14)	(0.18)	20.34

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
58	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

18.22%	$ 39,365	1.54%	1.60%	0.31%	29%
27.75%	37,011	1.38%(g)	1.42%(g)	0.82%	35%
18.70%	36,921	1.09%(g)	1.12%(g)	1.43%	33%
6.93%(h)	42,710	1.60%(g)	1.60%(g)	1.04%	30%
(37.56%)(h)	63,232	1.60%(g)	1.63%(g)	0.39%	37%
20.87%	116,268	1.56%(g)	1.56%(g)	0.20%	37%

17.87%	778	2.10%	2.27%	(0.29%)	29%
26.81%	973	2.10%(g)	2.27%(g)	0.02%	35%
17.57%	1,682	2.10%(g)	2.24%(g)	0.42%	33%
6.36%	2,081	2.10%(g)	2.20%(g)	0.50%	30%
(37.87%)	4,162	2.10%(g)	2.21%(g)	(0.09%)	37%
20.16%	10,662	2.10%(g)	2.13%(g)	(0.38%)	37%

18.11%	110,625	1.68%	1.74%	0.17%	29%
27.23%	107,427	1.78%(g)	1.83%(g)	0.40%	35%
17.89%	101,750	1.74%(g)	1.77%(g)	0.79%	33%
6.87%	94,625	1.75%(g)	1.75%(g)	0.88%	30%
(37.71%)	92,428	1.75%(g)	1.78%(g)	0.26%	37%
20.68%	133,696	1.72%(g)	1.72%(g)	0.04%	37%

18.39%	300,219	1.25%	1.31%	0.62%	29%
27.90%	287,983	1.25%(g)	1.30%(g)	0.97%	35%
18.56%	451,337	1.25%(g)	1.28%(g)	1.27%	33%
7.30%	477,809	1.25%(g)	1.25%(g)	1.37%	30%
(37.37%)	494,873	1.25%(g)	1.28%(g)	0.79%	37%
21.29%	476,046	1.21%(g)	1.21%(g)	0.56%	37%

18.48%	566,684	1.10%	1.20%	0.77%	29%
28.09%	514,237	1.10%(g)	1.20%(g)	1.02%	35%
18.74%	649,098	1.10%(g)	1.22%(g)	1.43%	33%
7.44%	1,159,535	1.10%(g)	1.19%(g)	1.52%	30%
(37.26%)	1,606,819	1.10%(g)	1.22%(g)	0.90%	37%
21.45%	4,184,781	1.10%(g)	1.14%(g)	0.69%	37%
2026 Semi-Annual Report	59

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2026*	$26.21	$0.19	$4.50	$ 4.69	$ (0.17)	$ (1.44)	$ (1.61)	$ 29.29	18.86%(g)
Year Ended October 31, 2025	23.86	0.34	3.75	4.09	(0.51)	(1.23)	(1.74)	26.21	18.43%
Year Ended October 31, 2024	19.81	0.36	4.44	4.80	(0.54)	(0.21)	(0.75)	23.86	24.35%
Year Ended October 31, 2023	20.62	0.53	(0.36)	0.17	(0.59)	(0.39)	(0.98)	19.81	0.53%
Year Ended October 31, 2022	24.18	0.41	(3.00)	(2.59)	(0.71)	(0.26)	(0.97)	20.62	(11.04%)
Year Ended October 31, 2021	19.03	0.45	5.41	5.86	(0.71)	–	(0.71)	24.18	31.09%
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	26.30	0.22	4.53	4.75	(0.19)	(1.44)	(1.63)	29.42	19.02%(g)
Year Ended October 31, 2025	23.92	0.41	3.76	4.17	(0.56)	(1.23)	(1.79)	26.30	18.74%
Year Ended October 31, 2024	19.86	0.41	4.45	4.86	(0.59)	(0.21)	(0.80)	23.92	24.66%(g)
Year Ended October 31, 2023	20.66	0.59	(0.36)	0.23	(0.64)	(0.39)	(1.03)	19.86	0.80%(g)
Year Ended October 31, 2022	24.22	0.47	(3.01)	(2.54)	(0.76)	(0.26)	(1.02)	20.66	(10.82%)(g)
Year Ended October 31, 2021	19.05	0.52	5.41	5.93	(0.76)	–	(0.76)	24.22	31.43%

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(h)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
60	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 12,920	1.24%(h)	1.57%(h)	1.38%	17%
11,626	1.24%(h)	1.61%(h)	1.39%	25%
11,127	1.25%(h)	1.62%(h)	1.55%	14%
10,028	1.24%(h)	1.58%(h)	2.45%	20%
11,350	1.24%	1.58%	1.81%	23%
13,227	1.24%	1.63%	1.95%	31%

38,933	0.99%(h)	1.31%(h)	1.64%	17%
32,768	0.99%(h)	1.35%(h)	1.65%	25%
31,627	1.00%(h)	1.36%(h)	1.79%	14%
30,458	0.99%(h)	1.33%(h)	2.71%	20%
35,645	0.99%	1.33%	2.05%	23%
45,076	0.99%	1.38%	2.25%	31%

2026 Semi-Annual Report	61

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Real Estate Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2026*	$10.90	$0.12	$1.41	$ 1.53	$ (0.07)	$ (0.63)	$ (0.70)	$ 11.73	15.03%
Year Ended October 31, 2025	12.27	0.14	(0.19)	(0.05)	(0.25)	(1.07)	(1.32)	10.90	0.10%
Year Ended October 31, 2024	9.53	0.10	3.05	3.15	(0.25)	(0.16)	(0.41)	12.27	33.65%
Year Ended October 31, 2023	10.84	0.27	(0.65)	(0.38)	(0.26)	(0.67)	(0.93)	9.53	(3.88%)
Year Ended October 31, 2022	15.68	0.15	(2.72)	(2.57)	(0.31)	(1.96)	(2.27)	10.84	(19.45%)
Year Ended October 31, 2021	12.40	0.11	4.84	4.95	(0.13)	(1.54)	(1.67)	15.68	44.07%
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	10.99	0.14	1.42	1.56	(0.08)	(0.63)	(0.71)	11.84	15.18%
Year Ended October 31, 2025	12.34	0.17	(0.18)	(0.01)	(0.27)	(1.07)	(1.34)	10.99	0.44%
Year Ended October 31, 2024	9.58	0.11	3.08	3.19	(0.27)	(0.16)	(0.43)	12.34	33.92%
Year Ended October 31, 2023	10.89	0.30	(0.65)	(0.35)	(0.29)	(0.67)	(0.96)	9.58	(3.67%)
Year Ended October 31, 2022	15.74	0.20	(2.75)	(2.55)	(0.34)	(1.96)	(2.30)	10.89	(19.24%)
Year Ended October 31, 2021	12.44	0.14	4.86	5.00	(0.16)	(1.54)	(1.70)	15.74	44.41%

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the six-month period ended April 30, 2026 and the years ended October 31, 2025, October 31, 2024, October 31, 2023 and October 31,2022. Includes interest expense that amounts to 0.01% and 0.05% for Class A and Institutional Class for the year ended October 31, 2021.
See accompanying Notes to Financial Statements.
62	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Real Estate Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 1,143	1.24%(g)	1.65%(g)	2.23%	11%
674	1.24%(g)	1.64%(g)	1.26%	41%
524	1.25%(g)	1.66%(g)	0.86%	45%
266	1.26%(g)	1.75%(g)	2.58%	24%
397	1.25%(g)	1.67%(g)	1.13%	23%
1,090	1.26%(g)	1.72%(g)	0.80%	33%

37,650	0.99%(g)	1.41%(g)	2.50%	11%
33,722	0.99%(g)	1.38%(g)	1.53%	41%
40,182	1.00%(g)	1.39%(g)	0.96%	45%
34,351	1.01%(g)	1.47%(g)	2.82%	24%
41,592	1.00%(g)	1.42%(g)	1.53%	23%
56,593	1.01%(g)	1.47%(g)	1.01%	33%

2026 Semi-Annual Report	63

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$38.29	$(0.14)	$6.65	$ 6.51	$ –	$ –	$ –	$ 44.80
Year Ended October 31, 2025	33.97	(0.19)	4.51	4.32	–	–	–	38.29
Year Ended October 31, 2024	25.78	(0.15)	8.34	8.19	–	–	–	33.97
Year Ended October 31, 2023	30.19	(0.17)	(2.55)	(2.72)	–	(1.69)	(1.69)	25.78
Year Ended October 31, 2022	49.57	(0.25)	(9.33)	(9.58)	–	(9.80)	(9.80)	30.19
Year Ended October 31, 2021	33.55	(0.24)	18.64	18.40	–	(2.38)	(2.38)	49.57
Class C Shares
Six-Month Period Ended April 30, 2026*	27.57	(0.19)	4.78	4.59	–	–	–	32.16
Year Ended October 31, 2025	24.61	(0.29)	3.25	2.96	–	–	–	27.57
Year Ended October 31, 2024	18.78	(0.24)	6.07	5.83	–	–	–	24.61
Year Ended October 31, 2023	22.59	(0.25)	(1.87)	(2.12)	–	(1.69)	(1.69)	18.78
Year Ended October 31, 2022	39.79	(0.36)	(7.04)	(7.40)	–	(9.80)	(9.80)	22.59
Year Ended October 31, 2021	27.48	(0.42)	15.11	14.69	–	(2.38)	(2.38)	39.79
Class R Shares
Six-Month Period Ended April 30, 2026*	32.30	(0.15)	5.62	5.47	–	–	–	37.77
Year Ended October 31, 2025	28.73	(0.24)	3.81	3.57	–	–	–	32.30
Year Ended October 31, 2024	21.86	(0.20)	7.07	6.87	–	–	–	28.73
Year Ended October 31, 2023	25.92	(0.21)	(2.16)	(2.37)	–	(1.69)	(1.69)	21.86
Year Ended October 31, 2022	44.07	(0.31)	(8.04)	(8.35)	–	(9.80)	(9.80)	25.92
Year Ended October 31, 2021	30.12	(0.32)	16.65	16.33	–	(2.38)	(2.38)	44.07
Institutional Service Class Shares
Six-Month Period Ended April 30, 2026*	42.92	(0.09)	7.47	7.38	–	–	–	50.30
Year Ended October 31, 2025	37.99	(0.11)	5.04	4.93	–	–	–	42.92
Year Ended October 31, 2024	28.74	(0.07)	9.32	9.25	–	–	–	37.99
Year Ended October 31, 2023	33.38	(0.10)	(2.85)	(2.95)	–	(1.69)	(1.69)	28.74
Year Ended October 31, 2022	53.65	(0.19)	(10.28)	(10.47)	–	(9.80)	(9.80)	33.38
Year Ended October 31, 2021	36.06	(0.15)	20.12	19.97	–	(2.38)	(2.38)	53.65
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	43.25	(0.07)	7.54	7.47	–	–	–	50.72
Year Ended October 31, 2025	38.23	(0.05)	5.07	5.02	–	–	–	43.25
Year Ended October 31, 2024	28.89	(0.02)	9.36	9.34	–	–	–	38.23
Year Ended October 31, 2023	33.50	(0.05)	(2.87)	(2.92)	–	(1.69)	(1.69)	28.89
Year Ended October 31, 2022	53.75	(0.15)	(10.30)	(10.45)	–	(9.80)	(9.80)	33.50
Year Ended October 31, 2021	36.09	(0.10)	20.14	20.04	–	(2.38)	(2.38)	53.75

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(h)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
64	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

17.00%(g)	$ 109,971	1.35%	1.49%	(0.71%)	31%
12.72%	101,137	1.36%	1.49%	(0.52%)	48%
31.77%	99,116	1.40%(h)	1.48%(h)	(0.48%)	47%
(9.50%)	83,828	1.39%(h)	1.43%(h)	(0.57%)	30%
(23.82%)	108,078	1.35%(h)	1.35%(h)	(0.74%)	59%
56.92%	172,963	1.35%	1.35%	(0.56%)	78%

16.65%	6,760	1.95%	2.19%	(1.30%)	31%
12.03%	7,073	1.97%	2.21%	(1.09%)	48%
31.04%	11,559	1.99%(h)	2.19%(h)	(1.06%)	47%
(10.08%)	16,007	2.00%(h)	2.15%(h)	(1.17%)	30%
(24.30%)	25,068	1.99%(h)	2.06%(h)	(1.38%)	59%
55.93%	44,295	1.99%	2.06%	(1.20%)	78%

16.93%(g)	3,798	1.53%	1.67%	(0.88%)	31%
12.43%	4,899	1.61%	1.74%	(0.78%)	48%
31.43%	3,759	1.64%(h)	1.72%(h)	(0.73%)	47%
(9.73%)	2,773	1.64%(h)	1.68%(h)	(0.82%)	30%
(24.04%)	3,286	1.65%(h)	1.65%(h)	(1.03%)	59%
56.50%	5,408	1.63%	1.63%	(0.84%)	78%

17.19%(g)	34,893	1.06%	1.20%	(0.42%)	31%
12.98%	33,245	1.13%	1.25%	(0.28%)	48%
32.19%	36,819	1.10%(h)	1.18%(h)	(0.19%)	47%
(9.27%)	28,529	1.13%(h)	1.17%(h)	(0.31%)	30%
(23.64%)	31,893	1.11%(h)	1.11%(h)	(0.50%)	59%
57.33%	41,568	1.11%	1.11%	(0.31%)	78%

17.27%(g)	218,068	0.95%	1.17%	(0.31%)	31%
13.13%	196,464	0.96%	1.18%	(0.12%)	48%
32.33%	193,456	0.99%(h)	1.14%(h)	(0.06%)	47%
(9.14%)	233,893	1.00%(h)	1.14%(h)	(0.16%)	30%
(23.54%)	559,518	0.99%(h)	1.07%(h)	(0.38%)	59%
57.48%	931,614	0.99%	1.06%	(0.21%)	78%
2026 Semi-Annual Report	65

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$12.62	$(0.01)	$0.20	$ 0.19	$ –	$ (0.32)	$ (0.32)	$ 12.49
Year Ended October 31, 2025	11.82	(0.02)	0.82	0.80	–	–	–	12.62
Year Ended October 31, 2024	9.62	(0.01)	2.22	2.21	(0.01)	–	(0.01)	11.82
Year Ended October 31, 2023	9.38	0.01	0.27	0.28	–	(0.04)	(0.04)	9.62
Year Ended October 31, 2022	17.32	(0.05)	(3.52)	(3.57)	–	(4.37)	(4.37)	9.38
Year Ended October 31, 2021	13.79	(0.05)	5.31	5.26	–	(1.73)	(1.73)	17.32
Institutional Service Class Shares
Six-Month Period Ended April 30, 2026*	14.29	–(h)	0.23	0.23	–	(0.32)	(0.32)	14.20
Year Ended October 31, 2025	13.35	–(h)	0.94	0.94	–	–	–	14.29
Year Ended October 31, 2024	10.86	0.01	2.52	2.53	(0.04)	–	(0.04)	13.35
Year Ended October 31, 2023	10.56	0.04	0.30	0.34	–	(0.04)	(0.04)	10.86
Year Ended October 31, 2022	18.91	(0.03)	(3.95)	(3.98)	–	(4.37)	(4.37)	10.56
Year Ended October 31, 2021	14.89	(0.02)	5.77	5.75	–	(1.73)	(1.73)	18.91
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	14.44	0.01	0.23	0.24	–	(0.32)	(0.32)	14.36
Year Ended October 31, 2025	13.48	0.01	0.95	0.96	–	–	–	14.44
Year Ended October 31, 2024	10.96	0.02	2.53	2.55	(0.03)	–	(0.03)	13.48
Year Ended October 31, 2023	10.65	0.04	0.31	0.35	–	(0.04)	(0.04)	10.96
Year Ended October 31, 2022	19.03	(0.02)	(3.99)	(4.01)	–	(4.37)	(4.37)	10.65
Year Ended October 31, 2021	14.96	(0.01)	5.81	5.80	–	(1.73)	(1.73)	19.03

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
66	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

1.56%	$ 200,582	1.19%(g)	1.25%(g)	(0.21%)	8%
6.77%	216,038	1.19%(g)	1.24%(g)	(0.19%)	27%
23.00%	228,270	1.19%	1.24%	(0.13%)	18%
3.00%	208,286	1.19%(g)	1.27%(g)	0.11%	32%
(27.49%)	222,190	1.19%(g)	1.24%(g)	(0.43%)	44%
41.35%	345,638	1.19%	1.23%	(0.33%)	111%

1.66%	104,274	0.96%(g)	1.02%(g)	0.01%	8%
7.04%	106,975	0.96%(g)	1.01%(g)	0.04%	27%
23.28%	112,647	0.96%	1.01%	0.10%	18%
3.23%	101,341	0.96%(g)	1.04%(g)	0.33%	32%
(27.32%)	106,068	0.97%(g)	1.02%(g)	(0.20%)	44%
41.61%	158,581	0.97%	1.01%	(0.11%)	111%

1.71%	9,527	0.90%(g)	1.03%(g)	0.08%	8%
7.12%	8,877	0.90%(g)	1.01%(g)	0.10%	27%
23.34%	7,875	0.90%	1.01%	0.16%	18%
3.30%	7,555	0.90%(g)	1.04%(g)	0.39%	32%
(27.29%)	8,644	0.90%(g)	1.01%(g)	(0.14%)	44%
41.77%	14,953	0.90%	1.00%	(0.05%)	111%
2026 Semi-Annual Report	67

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn High Income Opportunities Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$7.74	$0.24	$(0.02)	$ 0.22	$ (0.23)	$ –	$ (0.23)	$ 7.73
Year Ended October 31, 2025	7.74	0.51	(0.01)	0.50	(0.50)	–	(0.50)	7.74
Year Ended October 31, 2024	7.10	0.51	0.59	1.10	(0.44)	(0.02)	(0.46)	7.74
Year Ended October 31, 2023	7.18	0.41	0.04	0.45	(0.52)	(0.01)	(0.53)	7.10
Year Ended October 31, 2022	8.84	0.38	(1.63)	(1.25)	(0.41)	–	(0.41)	7.18
Year Ended October 31, 2021	8.45	0.39	0.40	0.79	(0.40)	–	(0.40)	8.84
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	6.89	0.22	(0.01)	0.21	(0.26)	–	(0.26)	6.84
Year Ended October 31, 2025	6.96	0.48	(0.02)	0.46	(0.53)	–	(0.53)	6.89
Year Ended October 31, 2024	6.44	0.47	0.54	1.01	(0.47)	(0.02)	(0.49)	6.96
Year Ended October 31, 2023	6.57	0.39	0.04	0.43	(0.55)	(0.01)	(0.56)	6.44
Year Ended October 31, 2022	8.13	0.36	(1.48)	(1.12)	(0.44)	–	(0.44)	6.57
Year Ended October 31, 2021	7.81	0.38	0.37	0.75	(0.43)	–	(0.43)	8.13

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
68	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn High Income Opportunities Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Portfolio Turnover (b)(e)

2.85%	$ 48,687	0.96%(f)	1.45%(f)	6.26%	36%
6.61%	50,694	0.95%	1.38%	6.62%	90%
15.81%	53,828	0.95%(f)	1.30%(f)	6.63%	112%
6.45%	55,312	1.00%(f)	1.34%(f)	5.64%	75%
(14.49%)	61,410	1.00%	1.41%	4.73%	97%
9.46%	81,980	1.00%	1.40%	4.41%	98%

3.10%	26,059	0.71%(f)	1.05%(f)	6.51%	36%
6.81%	27,471	0.70%	1.05%	6.87%	90%
16.04%	27,613	0.70%(f)	0.98%(f)	6.89%	112%
6.69%	27,270	0.75%(f)	1.05%(f)	5.87%	75%
(14.20%)	40,298	0.75%	1.11%	4.94%	97%
9.73%	55,335	0.75%	1.09%	4.65%	98%
2026 Semi-Annual Report	69

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Infrastructure Debt Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six-Month Period Ended April 30, 2026*	$8.51	$0.25	$(0.12)	$ 0.13	$ (0.24)	$ –	$ (0.24)	$ 8.40
Year Ended October 31, 2025	8.56	0.51	(0.02)	0.49	(0.54)	–	(0.54)	8.51
Year Ended October 31, 2024	7.99	0.47	0.62	1.09	(0.52)	–	(0.52)	8.56
Year Ended October 31, 2023	8.83	0.30	(1.07)	(0.77)	(0.07)	–	(0.07)	7.99
Year Ended October 31, 2022	10.29	(–)(j)	(1.07)	(1.07)	(0.02)	(0.37)	(0.39)	8.83
Year Ended October 31, 2021	10.29	(0.03)	0.05	0.02	(0.02)	–	(0.02)	10.29
Institutional Service Class Shares
Six-Month Period Ended April 30, 2026*	8.61	0.26	(0.11)	0.15	(0.28)	–	(0.28)	8.48
Year Ended October 31, 2025	8.65	0.54	(0.02)	0.52	(0.56)	–	(0.56)	8.61
Year Ended October 31, 2024	8.07	0.50	0.62	1.12	(0.54)	–	(0.54)	8.65
Year Ended October 31, 2023	8.92	0.33	(1.08)	(0.75)	(0.10)	–	(0.10)	8.07
Year Ended October 31, 2022	10.36	0.02	(1.08)	(1.06)	(0.01)	(0.37)	(0.38)	8.92
Year Ended October 31, 2021	10.35	(0.02)	0.06	0.04	(0.03)	–	(0.03)	10.36
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	8.73	0.27	(0.11)	0.16	(0.28)	–	(0.28)	8.61
Year Ended October 31, 2025	8.76	0.55	(0.02)	0.53	(0.56)	–	(0.56)	8.73
Year Ended October 31, 2024	8.15	0.51	0.64	1.15	(0.54)	–	(0.54)	8.76
Year Ended October 31, 2023	9.00	0.33	(1.08)	(0.75)	(0.10)	–	(0.10)	8.15
Year Ended October 31, 2022	10.44	0.03	(1.07)	(1.04)	(0.03)	(0.37)	(0.40)	9.00
Year Ended October 31, 2021	10.43	(–)(j)	0.05	0.05	(0.04)	–	(0.04)	10.44

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Includes interest expense that amounts to 0.02% for the year ended October 31, 2024.
(i)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(j)	Less than $0.005 per share.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
70	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Infrastructure Debt Fund  (concluded)
	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover (c)(f)

1.55%	$ 7,694	1.03%(g)	1.90%(g)	5.87%	11%
5.97%	7,927	1.03%(g)	1.85%(g)	6.02%	17%
13.81%	8,464	1.04%(h)	1.77%(h)	5.52%	57%
(8.71%)(i)	9,017	1.05%(g)	1.58%(g)	3.45%	141%
(10.81%)(i)	13,569	1.04%	1.86%	(0.05%)	181%
0.18%	22,522	0.96%	2.93%	(0.31%)	425%

1.73%	3,833	0.78%(g)	1.65%(g)	6.12%	11%
6.28%	3,868	0.78%(g)	1.60%(g)	6.27%	17%
14.08%	4,076	0.79%(h)	1.52%(h)	5.77%	57%
(8.41%)(i)	4,198	0.78%(g)	1.31%(g)	3.80%	141%
(10.62%)(i)	5,153	0.78%	1.60%	0.23%	181%
0.33%(i)	6,929	0.78%	2.75%	(0.20%)	425%

1.83%	9,005	0.65%(g)	1.65%(g)	6.25%	11%
6.33%	9,494	0.66%(g)	1.58%(g)	6.39%	17%
14.30%	11,680	0.67%(h)	1.53%(h)	5.89%	57%
(8.35%)(i)	12,964	0.66%(g)	1.31%(g)	3.80%	141%
(10.42%)(i)	22,843	0.65%	1.58%	0.26%	181%
0.46%	62,007	0.65%	2.65%	(0.04%)	425%
2026 Semi-Annual Report	71

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2026*	$9.01	$0.18	$(0.01)	$ 0.17	$ (0.18)	$ (0.18)	$ 9.00	1.87%
Year Ended October 31, 2025	9.20	0.35	(0.19)	0.16	(0.35)	(0.35)	9.01	1.77%
Year Ended October 31, 2024	8.82	0.30	0.38	0.68	(0.30)	(0.30)	9.20	7.82%
Year Ended October 31, 2023	9.05	0.23	(0.22)	0.01	(0.24)	(0.24)	8.82	–(h)
Year Ended October 31, 2022	10.26	0.22	(1.20)	(0.98)	(0.23)	(0.23)	9.05	(9.71%)
Year Ended October 31, 2021	9.99	0.22	0.27	0.49	(0.22)	(0.22)	10.26	4.92%
Class C Shares
Six-Month Period Ended April 30, 2026*	9.02	0.14	(0.01)	0.13	(0.14)	(0.14)	9.01	1.50%
Year Ended October 31, 2025	9.21	0.28	(0.19)	0.09	(0.28)	(0.28)	9.02	1.01%
Year Ended October 31, 2024	8.83	0.23	0.38	0.61	(0.23)	(0.23)	9.21	6.99%
Year Ended October 31, 2023	9.05	0.16	(0.21)	(0.05)	(0.17)	(0.17)	8.83	(0.63%)(i)
Year Ended October 31, 2022	10.27	0.15	(1.22)	(1.07)	(0.15)	(0.15)	9.05	(10.47%)(i)
Year Ended October 31, 2021(j)	10.13	0.12	0.14	0.26	(0.12)	(0.12)	10.27	2.52%
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	9.01	0.19	(0.01)	0.18	(0.19)	(0.19)	9.00	2.00%
Year Ended October 31, 2025	9.20	0.37	(0.19)	0.18	(0.37)	(0.37)	9.01	2.01%
Year Ended October 31, 2024	8.82	0.33	0.38	0.71	(0.33)	(0.33)	9.20	8.09%
Year Ended October 31, 2023	9.05	0.25	(0.22)	0.03	(0.26)	(0.26)	8.82	0.25%
Year Ended October 31, 2022	10.26	0.24	(1.20)	(0.96)	(0.25)	(0.25)	9.05	(9.48%)
Year Ended October 31, 2021	9.99	0.24	0.27	0.51	(0.24)	(0.24)	10.26	5.18%

*	Unaudited
(a)	Net investment income is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to 0.02% for the six-month period ended April 30, 2026 and year ended October 31, 2025. Includes interest expense that amounts to 0.03% for the year ended October 31, 2024 and for the year ended October 31, 2022. Includes interest expense that amounts to 0.05% for the year ended October 31, 2023.
(h)	Amount is less than 0.005%.
(i)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(j)	For the period from December 21, 2020 (commencement of operations) through October 31, 2021.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
72	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 3,091	0.92%(g)	1.56%(g)	3.93%	66%
4,987	0.92%(g)	1.27%(g)	3.84%	97%
6,763	0.93%(g)	1.23%(g)	3.34%	105%
7,871	0.95%(g)	1.26%(g)	2.48%	58%
14,399	0.93%(g)	1.17%(g)	2.27%	58%
21,907	0.90%	1.14%	2.14%	96%

10	1.67%(g)	2.23%(g)	3.17%	66%
10	1.67%(g)	1.92%(g)	3.08%	97%
10	1.68%(g)	1.94%(g)	2.55%	105%
24	1.70%(g)	2.01%(g)	1.73%	58%
27	1.68%(g)	1.87%(g)	1.57%	58%
27	1.65%	1.86%	1.33%	96%

25,987	0.67%(g)	1.33%(g)	4.19%	66%
49,605	0.67%(g)	1.01%(g)	4.07%	97%
94,147	0.68%(g)	0.97%(g)	3.60%	105%
106,425	0.70%(g)	1.01%(g)	2.73%	58%
180,805	0.68%(g)	0.90%(g)	2.49%	58%
424,689	0.65%	0.88%	2.37%	96%

2026 Semi-Annual Report	73

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)
Class A Shares
Six-Month Period Ended April 30, 2026*	$10.09	$0.12	$–(g)	$ 0.12	$ (0.12)	$ (0.12)	$ 10.09	1.19%
Year Ended October 31, 2025	10.09	0.28	0.01	0.29	(0.29)	(0.29)	10.09	2.89%
Year Ended October 31, 2024	10.07	0.36	0.02	0.38	(0.36)	(0.36)	10.09	3.82%
Year Ended October 31, 2023	10.06	0.32	0.01	0.33	(0.32)	(0.32)	10.07	3.36%
Year Ended October 31, 2022	10.09	0.05	(0.02)	0.03	(0.06)	(0.06)	10.06	0.30%
Year Ended October 31, 2021	10.09	–(g)	(–)(g)	(–)(g)	–(g)	–(g)	10.09	0.02%
Class A1 Shares
Six-Month Period Ended April 30, 2026*	10.09	0.12	–(g)	0.12	(0.12)	(0.12)	10.09	1.19%
Year Ended October 31, 2025	10.09	0.29	–	0.29	(0.29)	(0.29)	10.09	2.89%
Year Ended October 31, 2024	10.08	0.36	0.01	0.37	(0.36)	(0.36)	10.09	3.72%
Year Ended October 31, 2023	10.06	0.32	0.02	0.34	(0.32)	(0.32)	10.08	3.47%
Year Ended October 31, 2022	10.10	0.05	(0.03)	0.02	(0.06)	(0.06)	10.06	0.20%
Year Ended October 31, 2021	10.10	–(g)	(–)(g)	(–)(g)	–(g)	–(g)	10.10	0.02%
Institutional Class Shares
Six-Month Period Ended April 30, 2026*	10.03	0.13	–(g)	0.13	(0.13)	(0.13)	10.03	1.31%
Year Ended October 31, 2025	10.03	0.31	–	0.31	(0.31)	(0.31)	10.03	3.15%
Year Ended October 31, 2024	10.02	0.38	0.01	0.39	(0.38)	(0.38)	10.03	3.98%
Year Ended October 31, 2023	10.00	0.35	0.02	0.37	(0.35)	(0.35)	10.02	3.73%
Year Ended October 31, 2022	10.04	0.07	(0.03)	0.04	(0.08)	(0.08)	10.00	0.37%
Year Ended October 31, 2021	10.03	0.01	0.01	0.02	(0.01)	(0.01)	10.04	0.21%

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Less than $0.005 per share.
(h)	Includes interest expense that amounts to less than 0.01%.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
74	2026 Semi-Annual Report

Financial Highlights  (concluded)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

$ 458,779	0.70%(h)	0.83%(h)	2.41%	70%
415,610	0.70%(h)	0.94%(h)	2.82%	154%
154,686	0.70%(h)	0.95%(h)	3.55%	226%
104,837	0.70%(h)	0.98%(h)	3.22%	231%
123,920	0.60%(h)	0.95%(h)	0.52%	321%
161,362	0.54%(h)	0.96%(h)	0.02%	261%

291	0.70%(h)	0.73%(h)	2.42%	70%
288	0.70%(h)	0.84%(h)	2.86%	154%
280	0.70%(h)	0.87%(h)	3.55%	226%
270	0.70%(h)	0.92%(h)	3.22%	231%
261	0.60%(h)	0.89%(h)	0.52%	321%
510	0.54%(h)	0.89%(h)	0.02%	261%

656,746	0.45%(h)	0.56%(h)	2.64%	70%
747,753	0.45%(h)	0.67%(h)	3.09%	154%
568,263	0.45%(h)	0.69%(h)	3.80%	226%
517,955	0.45%(h)	0.74%(h)	3.46%	231%
561,780	0.44%(h)	0.71%(h)	0.71%	321%
793,264	0.45%(h)	0.71%(h)	0.11%	261%

2026 Semi-Annual Report	75

Notes to  Financial Statements (unaudited)
April 30, 2026

1.  Organization
abrdn Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2026, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2026, the Trust operated sixteen (16) separate series, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the twelve (12) funds listed below (each, a "Fund" and collectively, the "Funds"):
•	abrdn Dynamic Dividend Fund (“Dynamic Dividend Fund”)
•	abrdn EM SMA Completion Fund ("EM SMA Completion Fund")*
•	abrdn Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)
•	abrdn Emerging Markets Fund (“Emerging Markets Fund”)
•	abrdn Global Infrastructure Fund (“Global Infrastructure Fund”)
•	abrdn Real Estate Fund (“Real Estate Fund”)
•	abrdn U.S. Small Cap Equity Fund (“U.S. Small Cap Equity Fund”)
•	abrdn U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”)
•	abrdn High Income Opportunities Fund ("High Income Opportunities Fund")
•	abrdn Infrastructure Debt Fund ("Infrastructure Debt Fund")
•	abrdn Short Duration High Yield Municipal Fund ("Short Duration High Yield Municipal Fund")
•	abrdn Ultra Short Municipal Income Fund ("Ultra Short Municipal Income Fund")
*Not available to the General Public. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where abrdn Inc. ("Aberdeen" or the "Adviser"), the Fund's Adviser or an affiliate of the Adviser has an agreement with the managed account program sponsor (the "Program Sponsor"), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account. The Fund is a "completion fund," meaning that it is intended to be used as part of a broader investment program by certain separately managed account clients.
2.  Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.	Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions
76	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined above). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
•	Level 1 - quoted prices (unadjusted) in active markets for identical investments;
•	Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
2026 Semi-Annual Report	77

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Statements of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Dynamic Dividend Fund
Assets
Investments in Securities
Common Stocks	$62,930,388	$36,799,336	$–	$99,729,724
Total Investment Assets	$62,930,388	$36,799,336	$–	$99,729,724
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(26,616)	$–	$(26,616)
Total Investment Liabilities	$–	$(26,616)	$–	$(26,616)
EM SMA Completion Fund
Assets
Investments in Securities
Common Stocks	$170,612	$801,195	$–	$971,807
Preferred Stocks	17,544	–	–	17,544
Short-Term Investment	84,256	–	–	84,256
Total Investments	$272,412	$801,195	$–	$1,073,607
Total Investment Assets	$272,412	$801,195	$–	$1,073,607
Emerging Markets ex-China Fund
Assets
Investments in Securities
Common Stocks	$34,336,080	$187,944,894	$–	$222,280,974
Preferred Stocks	3,516,910	–	–	3,516,910
Short-Term Investment	2,428,038	–	–	2,428,038
Total Investments	$40,281,028	$187,944,894	$–	$228,225,922
Total Investment Assets	$40,281,028	$187,944,894	$–	$228,225,922
78	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets Fund
Assets
Investments in Securities
Common Stocks	$109,884,604	$846,041,171	$–	$955,925,775
Preferred Stocks	24,002,049	–	–	24,002,049
Short-Term Investment	31,528,854	–	–	31,528,854
Total Investments	$165,415,507	$846,041,171	$–	$1,011,456,678
Total Investment Assets	$165,415,507	$846,041,171	$–	$1,011,456,678
Global Infrastructure Fund
Assets
Investments in Securities
Common Stocks	$37,805,919	$13,958,305	$–	$51,764,224
Short-Term Investment	32,674	–	–	32,674
Total Investments	$37,838,593	$13,958,305	$–	$51,796,898
Total Investment Assets	$37,838,593	$13,958,305	$–	$51,796,898
Real Estate Fund
Assets
Investments in Securities
Common Stocks	$38,249,719	$–	$–	$38,249,719
Short-Term Investment	520,957	–	–	520,957
Total Investments	$38,770,676	$–	$–	$38,770,676
Total Investment Assets	$38,770,676	$–	$–	$38,770,676
U.S. Small Cap Equity Fund
Assets
Investments in Securities
Common Stocks	$372,932,399	$–	$–	$372,932,399
Short-Term Investment	1,679,556	–	–	1,679,556
Total Investments	$374,611,955	$–	$–	$374,611,955
Total Investment Assets	$374,611,955	$–	$–	$374,611,955
U.S. Sustainable Leaders Fund
Assets
Investments in Securities
Common Stocks	$309,098,486	$–	$–	$309,098,486
Short-Term Investment	5,568,576	–	–	5,568,576
Total Investments	$314,667,062	$–	$–	$314,667,062
Total Investment Assets	$314,667,062	$–	$–	$314,667,062
2026 Semi-Annual Report	79

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
High Income Opportunities Fund
Assets
Investments in Securities
Bank Loans	$–	$884,487	$–	$884,487
Common Stocks	–	–	25,625	25,625
Corporate Bonds	–	70,965,330	–	70,965,330
Exchange-Traded Funds	377,438	–	–	377,438
Short-Term Investment	2,444,135	–	–	2,444,135
Total Investments	$2,821,573	$71,849,817	$25,625	$74,697,015
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$1,464	$–	$1,464
Futures Contracts	81,679	–	–	81,679
Total Other Financial Instruments	81,679	1,464	–	83,143
Total Investment Assets	$2,903,252	$71,851,281	$25,625	$74,780,158
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(105,136)	$–	$(105,136)
Total Investment Liabilities	$–	$(105,136)	$–	$(105,136)
Infrastructure Debt Fund
Assets
Investments in Securities
Corporate Bonds	$–	$11,216,351	$–	$11,216,351
Municipal Bonds	–	8,903,918	–	8,903,918
Warrants	5,043	–	–	5,043
Short-Term Investment	53,314	–	–	53,314
Total Investments	$58,357	$20,120,269	$–	$20,178,626
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$39	$–	$39
Total Investment Assets	$58,357	$20,120,308	$–	$20,178,665
Liabilities
Other Financial Instruments
Foreign Currency Exchange Contracts	$–	$(10,182)	$–	$(10,182)
Total Investment Liabilities	$–	$(10,182)	$–	$(10,182)
Short Duration High Yield Municipal Fund
Assets
Investments in Securities
Corporate Bonds	$–	$–	$237,546	$237,546
Municipal Bonds	–	27,848,503	961,708	28,810,211
Warrants	20,184	–	–	20,184
Short-Term Investment	1	–	–	1
Total Investments	$20,185	$27,848,503	$1,199,254	$29,067,942
Total Investment Assets	$20,185	$27,848,503	$1,199,254	$29,067,942
80	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ultra Short Municipal Income Fund
Assets
Investments in Securities
Exchange-Traded Funds	$23,199,589	$–	$–	$23,199,589
Municipal Bonds	–	1,095,727,314	–	1,095,727,314
Short-Term Investments	100,381	10,000,000	–	10,100,381
Total Investments	$23,299,970	$1,105,727,314	$–	$1,129,027,284
Total Investment Assets	$23,299,970	$1,105,727,314	$–	$1,129,027,284
Amounts listed as “–” are $0 or round to $0.
Short Duration High Yield Municipal Fund Rollforward of Level 3 Fair Value Measurements For the Six Months Ended April 30, 2026
Investments in Securities	Balance as of October 31, 2025	Net Realized Gain (Loss) and Change in Unrealized Appreciation/ Depreciation	Net Sales	Net Transfers in to (out of) Level 3	Balance as of April 30, 2026	Change in Unrealized Appreciation/ Depreciation from Investments Held at April 30, 2026
Municipal Bonds
New York	$-	$(141,760)	$(1,756,532)	$2,860,000	$961,708	$2,302,021
Corporate Bonds
United States	237,546	-	-	-	237,546	-
Total	$237,546	$(141,760)	$(1,756,532)	$2,860,000	$1,199,254	$2,302,021
Amounts listed as “–” are $0 or round to $0.
Description	Fair Value at April 30, 2026	Valuation Technique (s)	Unobservable Inputs	Range	Weighted Average	Relationship Between Fair Value and Input; if Input value increases then Fair Value:
Escrow Security	$237,546	Income Approach	Escrow Entitlement	N/A	N/A	N/A
Municipal Bonds	$961,708	Income Approach	Collateral Recovery	N/A	N/A	Increases
Total	$1,199,254
For the six-month period ended April 30, 2026, there were no significant changes to the fair valuation methodologies.
Level 3 investments held during and at the end of the six-month period ended April 30, 2026 in relation to net assets, of the Emerging Markets Fund, High Income Opportunities Fund and  U.S. Small Cap Equity Fund were not significant (0.0%, 0.0% and 0.0% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2026 is not presented. The valuation technique used to value the Level 3 securities in the Emerging Markets Fund, High Income Opportunities Fund and U.S. Small Cap Equity Fund at April 30, 2026 was fair valuation pursuant to procedures approved by the Board.
2026 Semi-Annual Report	81

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

b.	Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.	Foreign Currency Translation:
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments.
d.	Rights Issues and Warrants:
Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
e.	Derivative Financial Instruments:
Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.
During the six-month period ended April 30, 2026, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark.
While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized
82	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.
Futures Contracts
Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract into which it has entered.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as initial margin. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.
There are significant risks associated with a Fund's use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund's investment manager and/or subadviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the fair value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.
Options
Options are instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current fair values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.
Summary of Derivative Instruments
Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2026:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Total
Dynamic Dividend Fund
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$26,616	$26,616
Total	$–	$26,616	$26,616
2026 Semi-Annual Report	83

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Total
High Income Opportunities Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$1,464	$1,464
Futures Contracts	81,679	–	81,679
Total	$81,679	$1,464	$83,143
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$105,136	$105,136
Total	$–	$105,136	$105,136
Infrastructure Debt Fund
Assets:
Unrealized appreciation on:
Forward Foreign Currency Exchange Contracts	$–	$39	$39
Total	$–	$39	$39
Liabilities:
Unrealized depreciation on:
Forward Foreign Currency Exchange Contracts	$–	$10,182	$10,182
Total	$–	$10,182	$10,182
Amounts listed as “–” are $0 or round to $0.
Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2026 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Dynamic Dividend Fund
Foreign Currency Exchange Contracts
HSBC Bank PLC	$–	$–	$–	$–	$26,616	$–	$–	$26,616
Amounts listed as “–” are $0 or round to $0.
84	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
High Income Opportunities Fund
Foreign Currency Exchange Contracts
Citibank N.A.	$–	$–	$–	$–	$753	$–	$–	$753
Deutsche Bank AG	–	–	–	–	707	–	–	707
Goldman Sachs & Co.	–	–	–	–	1,334	–	–	1,334
JPMorgan Chase Bank N.A.	–	–	–	–	102,342	–	–	102,342
Royal Bank of Canada	1,464	–	–	1,464	–	–	–	–
Amounts listed as “–” are $0 or round to $0.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description	Assets				Liabilities
Infrastructure Debt Fund
Foreign Currency Exchange Contracts
Barclays Bank PLC	$–	$–	$–	$–	$33	$–	$–	$33
Citibank N.A.	39	(39)	–	–	157	(39)	–	118
JPMorgan Chase Bank N.A.	–	–	–	–	9,992	–	–	9,992
Amounts listed as “–” are $0 or round to $0.
The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Total
Dynamic Dividend Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$–	$115,952	$115,952
Total	$–	$115,952	$115,952
2026 Semi-Annual Report	85

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$–	$(182,635)	$(182,635)
Total	$–	$(182,635)	$(182,635)
High Income Opportunities Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Futures Contracts	$23,774	$–	$23,774
Forward Foreign Currency Exchange Contracts	–	212,727	212,727
Total	$23,774	$212,727	$236,501
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Futures Contracts	$81,679	$–	$81,679
Forward Foreign Currency Exchange Contracts	–	(392,644)	(392,644)
Total	$81,679	$(392,644)	$(310,965)
Infrastructure Debt Fund
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$–	$19,557	$19,557
Total	$–	$19,557	$19,557
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Forward Foreign Currency Exchange Contracts	$–	$(46,333)	$(46,333)
Total	$–	$(46,333)	$(46,333)
Amounts listed as “–” are $0 or round to $0.
Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2026. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2026.
Derivative	Average Monthly Notional Value
Dynamic Dividend Fund
Foreign Currency Contracts Sold	$7,535,130
High Income Opportunities Fund
Short Futures Contracts	$(7,438,959)
Foreign Currency Contracts Purchased	$2,481,823
Foreign Currency Contracts Sold	$17,876,343
Infrastructure Debt Fund
Foreign Currency Contracts Purchased	$26,277
Foreign Currency Contracts Sold	$1,640,325
86	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

f.	Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the average NAV of that class’ shares in proportion to the average net assets of the relevant Fund when incurred. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.
g.	Distributions:
Distributions from net investment income, if any, are declared and paid annually for the EM SMA Completion Fund, the Emerging Markets ex-China Fund, the Emerging Markets Fund, the U.S. Small Cap Equity Fund and the U.S. Sustainable Leaders Fund. Distributions from net investment income, if any, are declared and paid quarterly for the Global Infrastructure Fund and the Real Estate Fund. Distributions from net investment income, if any, are declared and paid monthly for the Dynamic Dividend Fund, the High Income Opportunities Fund and the Infrastructure Debt Fund. Distributions from net investment income, if any, are declared daily and paid monthly for the Short Duration High Yield Municipal Fund and the Ultra Short Municipal Income Fund. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatment for foreign currencies and loss deferrals.
h.	Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for all open tax years are subject to such review.
Each Fund recognizes interest and penalties related to tax items, including uncertain tax positions, within interest expense and other expenses respectively. No interest expense or penalties related to taxation have been recognized as of and for the six-month period ended April 30, 2026.
i.	Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.
In addition, the Funds may be subject to capital gains tax in certain countries in which they invest. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax on securities currently held that
2026 Semi-Annual Report	87

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.
abrdn Emerging Markets ex-China Fund
abrdn Emerging Markets ex-China Fund (inherited claims filed by the abrdn Emerging Markets Sustainable Leaders Fund) filed for Article 63 EU Tax Reclaims in France and Germany. During the period, the Emerging Markets ex-China Fund received a French EU reclaim payment for $192,674 related to claim years 2010-2011. The Fund does not expect to pay an IRS tax liability on these claims.
As of April 30, 2026, the abrdn Emerging Markets ex-China Fund has remaining Article 63 EU Tax Reclaims, primarily related to Germany and France. Certain of the outstanding Article 63 EU Tax Reclaims related to Germany and France are not deemed to meet the recognition criteria under U.S. GAAP as of April 30, 2026, and have not been recorded in the Fund’s NAV. Recognition by the abrdn Emerging Markets ex-China Fund of these amounts would have a positive impact on the Fund's performance.
j.	Securities Lending:
Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian) ("State Street"), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the fair value of such collateral does not fall below 100% of the fair value of the portfolio securities so loaned.
Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.
The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks including the event of default or insolvency of the borrower and possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and, therefore, this amount is not presented on the Funds’ Statements of Investments.
For the six-month period ended April 30, 2026, no lending activity took place.
3.  Agreements and Transactions with Affiliates
a.	Investment Adviser:
Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Board.
For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
Dynamic Dividend Fund	Up to $250 million	1.000%
	On $250 million and more	0.950%
EM SMA Completion Fund	On all assets	-[1]
Emerging Markets ex-China Fund	Up to $500 million	0.750%
	$500 million up to $2 billion	0.730%
	On $2 billion and more	0.700%
Emerging Markets Fund	On all assets	0.900%
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Fund	Fee Schedule
Global Infrastructure Fund	Up to $250 million	0.750%
	$250 million up to $750 million	0.700%
	$750 million to $1 billion	0.650%
	On $1 billion and more	0.550%
Real Estate Fund	On all assets	0.800%
U.S. Small Cap Equity Fund	Up to $100 million	0.950%
	On $100 million and more	0.800%
U.S. Sustainable Leaders Fund	Up to $500 million	0.700%
	$500 million up to $2 billion	0.650%
	On $2 billion and more	0.600%
High Income Opportunities Fund	Up to $500 million	0.550%
	$500 million up to $1 billion	0.525%
	On $1 billion and more	0.500%
Infrastructure Debt Fund	Up to $500 million	0.500%
	$500 million up to $1 billion	0.475%
	On $1 billion and more	0.450%
Short Duration High Yield Municipal Fund	Up to $250 million	0.550%
	On $250 million and more	0.500%
Ultra Short Municipal Income Fund	On all assets	0.300%

1	None of abrdn Inc. (the “Adviser”), abrdn Asia Limited (“aAL”) or abrdn Investments Limited (“aIL” and collectively with aAL, the “Subadvisers”) charges a management fee or sub-advisory fee to the Fund.
The Adviser has engaged the services of affiliates abrdn Asia Limited and abrdn Investments Limited as subadvisers (the “Subadvisers”) pursuant to subadvisory agreements. The Subadvisers manage a portion of certain Funds’ investments and have the responsibility for making all investment decisions for the portion of a Fund’s assets they manage. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadvisers.
The Trust and Aberdeen have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund, this contractual limitation may not be terminated before February 28, 2027 without the approval of the Trustees who are not “interested persons” of the Trust, as such term is defined by the 1940 Act (the “Independent Trustees”). The Expense Limitation Agreement with respect to the EM SMA Completion Fund, the Emerging Markets ex-China Fund, the U.S. Small Cap Equity Fund, and the U.S. Sustainable Leaders Fund, excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares, and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Dynamic Dividend Fund, Global Infrastructure Fund, Real Estate Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund excludes certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. The Expense Limitation Agreement with respect to the High Income Opportunities Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and Rule 12b-1 fees for Class A shares and extraordinary expenses.
Fund	Limit
EM SMA Completion Fund	0.00%
Emerging Markets ex-China Fund	0.90%
Emerging Markets Fund	1.10%
U.S. Small Cap Equity Fund	0.95%
U.S. Sustainable Leaders Fund	0.90%
High Income Opportunities Fund	0.70%
Infrastructure Debt Fund	0.65%

2026 Semi-Annual Report	89

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Fund	Class A Limit	Class A1 Limit	Class C Limit	Institutional Class Limit
Dynamic Dividend Fund	1.50%	–	–	1.25%
Global Infrastructure Fund	1.24%	–	–	0.99%
Real Estate Fund	1.24%	–	–	0.99%
Short Duration High Yield Municipal Fund	0.90%	–	1.65%	0.65%
Ultra Short Municipal Income Fund	0.70%	0.70%	–	0.45%
Amounts listed as “–” are $0 or round to $0.
Reimbursements, if any, are settled with the Adviser monthly. Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.
As of April 30, 2026, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:
Fund	Amount Fiscal Year 2023 (Expires 10/31/26)	Amount Fiscal Year 2024 (Expires 10/31/27)	Amount Fiscal Year 2025 (Expires 10/31/28)	Amount Six Months Ended April 30, 2026 (Expires 4/30/29)	Total*
Dynamic Dividend Fund	$119,893	$180,116	$142,600	$75,962	$518,571
EM SMA Completion Fund	57,180	82,630	102,148	48,514	290,472
Emerging Markets ex-China Fund	296,060	440,057	551,418	284,468	1,572,003
Emerging Markets Fund	1,294,758	1,295,131	747,128	377,582	3,714,599
Global Infrastructure Fund	166,135	158,118	157,010	76,121	557,384
Real Estate Fund	186,600	150,016	143,598	72,421	552,635
U.S. Small Cap Equity Fund	674,100	496,861	625,200	323,039	2,119,200
U.S. Sustainable Leaders Fund	290,346	184,991	155,593	89,170	720,100
High Income Opportunities Fund	310,592	276,578	320,904	164,659	1,072,733
Infrastructure Debt Fund	201,396	195,052	198,298	95,864	690,610
Short Duration High Yield Municipal Fund	448,911	303,775	271,682	114,476	1,138,844
Ultra Short Municipal Income Fund	1,869,917	1,620,129	2,141,706	691,701	6,323,453

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.	Fund Administration:
Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust’s average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

c.	Distributor and Shareholder Servicing:
The Trust and Aberdeen Fund Distributors, LLC (the “Distributor”) are parties to the current Underwriting Agreement (the “Underwriting Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares.
The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders’ financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class A1 Shares	Class C Shares(a)	Class R Shares(a)
Dynamic Dividend Fund	0.25%	–	–	–
EM SMA Completion Fund	–	–	–	–
Emerging Markets ex-China Fund	0.25%	–	1.00%	0.50%
Emerging Markets Fund	0.25%	–	1.00%	0.50%
Global Infrastructure Fund	0.25%	–	–	–
Real Estate Fund	0.25%	–	–	–
U.S. Small Cap Equity Fund	0.25%	–	1.00%	0.50%
U.S. Sustainable Leaders Fund	0.25%	–	1.00%	–
High Income Opportunities Fund	0.25%	–	–	–
Infrastructure Debt Fund	0.25%	–	–	–
Short Duration High Yield Municipal Fund	0.25%	–	1.00%	–
Ultra Short Municipal Income Fund	0.25%	0.25%	–	–

(a)	0.25% of which is service fees.
The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.
Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges (“CDSCs”) of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.
In addition, the Distributor will re-allow to dealers 5.00% of sales charges on Class A shares of the Funds, which have a maximum front-end sales charge of 5.75%. The Distributor re-allows to dealer 2.50% of sales charges on Class A shares of the High Income Opportunities Fund and Infrastructure Debt Fund; 2.00% of sales charges on Class A shares of the Short Duration High Yield Municipal Fund; and 0.50% of sales charges on Class A1 of the Ultra Short Municipal Income Fund and the Distributor or the Adviser may compensate broker dealers or financial intermediaries from its own resources at the rate of 1.00% on sales of Class C shares of the Funds, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2026 was as follows:
Fund	Commissions Retained from Front-End Sales Charges of Class A Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A) Shares
Dynamic Dividend Fund	$–	$–
EM SMA Completion Fund	–	–
Emerging Markets ex-China Fund	1,786	898
Emerging Markets Fund	275	49
Global Infrastructure Fund	3,874	–
Real Estate Fund	–	–
U.S. Small Cap Equity Fund	12,900	288
2026 Semi-Annual Report	91

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Fund	Commissions Retained from Front-End Sales Charges of Class A Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A) Shares
U.S. Sustainable Leaders Fund	$2,824	$–
High Income Opportunities Fund	750	–
Infrastructure Debt Fund	–	–
Short Duration High Yield Municipal Fund	–	559
Ultra Short Municipal Income Fund	–	–
Total Retained	$22,409	$ 1,794
Amounts listed as “–” are $0 or round to $0.
d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses:
The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as “sub-transfer agency fees”), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.
Class A, Class A1, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class A1, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2027, the administrative service fee for a Fund is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Class C and Institutional Class shares may also pay for the services described above directly, as these classes are not subject to an Administrative Services Plan.
The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2026 was as follows:

Fund	Class A	Class A1	Class C	Class R	Institutional Service	Institutional
Dynamic Dividend Fund	$1,075	$–	$–	$–	$–	$27,928
EM SMA Completion Fund	–	–	–	–	–	–
Emerging Markets ex-China Fund	21,234	–	135	1,528	18,100	40,939
Emerging Markets Fund	35,597	–	501	43,169	208,636	104,374
Global Infrastructure Fund	5,004	–	–	–	–	12,186
Real Estate Fund	222	–	–	–	–	12,073
U.S. Small Cap Equity Fund	78,629	–	3,401	1,966	18,757	80,994
U.S. Sustainable Leaders Fund	40,380	–	–	–	32,624	3,251
High Income Opportunities Fund	32,445	–	–	–	–	7,597
Infrastructure Debt Fund	5,062	–	–	–	2,532	5,750
Short Duration High Yield Municipal Fund	1,716	–	–	–	–	15,336
Ultra Short Municipal Income Fund	242,001	7	–	–	–	291,688
Amounts listed as “–” are $0 or round to $0.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

e.	Purchase/Sale Transactions Between Affiliates
The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 (“Rule 17a-7”). During the six-month period ended April 30, 2026, the Funds did not engage in any of these trades.
4.  Investment Transactions
Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2026, were as follows:
Fund	Purchases	Sales
Dynamic Dividend Fund	$23,718,401	$26,396,562
EM SMA Completion Fund	673,889	399,421
Emerging Markets ex-China Fund	15,811,408	21,484,911
Emerging Markets Fund	261,633,855	351,851,494
Global Infrastructure Fund	7,963,873	9,414,299
Real Estate Fund	3,730,627	3,946,981
U.S. Small Cap Equity Fund	108,859,224	129,993,417
U.S. Sustainable Leaders Fund	25,726,164	47,022,705
High Income Opportunities Fund	26,002,904	27,188,169
Infrastructure Debt Fund	2,206,696	2,743,373
Short Duration High Yield Municipal Fund	22,366,151	47,527,899
Ultra Short Municipal Income Fund	778,684,614	880,296,714
5.  Portfolio Investment Risks
a.	Active Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
b.	Auction Rate Securities Risk
The Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund (the “Municipal Funds”) may buy or sell auction rate securities. Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par. All accepted bids and holders of the auction rate securities receive the same rate. Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
c.	Bank Loan Risk
The High Income Opportunities Fund and Infrastructure Debt Fund may buy or sell bank loans. There are some risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect a Fund’s returns.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

d.	Concentration Risk
The Global Infrastructure Fund and Real Estate Fund are subject to concentration risk. Each Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. Each Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on each Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
e.	Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
f.	Derivatives Risk (including Forwards, Futures, Options and Swaps)
The High Income Opportunities Fund and Infrastructure Debt Fund are subject to Derivatives Risk. Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.
Speculative Exposure Risk. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.
Hedged Exposure Risk. Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Correlation Risk. The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.
Counterparty Risk. Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.
Other Derivatives Risks. Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.
g.	Dividend Strategy Risk
The Dynamic Dividend Fund and Real Estate Fund are subject to dividend strategy risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
h.	Emerging Markets Risk
Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets (see “Foreign Securities Risk” below).
China Risk. Exposure to China and Hong Kong securities subjects the Emerging Markets Fund to additional risks, and may make it significantly more volatile than more geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
India Risk. The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and a Fund, market conditions, and prices and yields of securities in a Fund’s portfolio. Economic growth in India is constrained by inadequate infrastructure, a cumbersome bureaucracy, corruption, labor market rigidities, regulatory and foreign investment controls, the “reservation” of key products for small-scale industries and high fiscal deficits. Changes in economic policies, or lack of movement toward economic liberalization, could negatively affect the general business and economic conditions in India, which could in turn affect a Fund’s investments. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market capitalizations of, and trading values on, Indian stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, a Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.
i.	Equity Securities Risk
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).
j.	ESG Integration Risk
To the extent ESG (Environmental, Social and Governance) factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.
k.	Fixed Income Securities Risk
Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.
l.	Foreign Currency Exposure Risk
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
2026 Semi-Annual Report	95

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

m.	Foreign Securities Risk
Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
n.	Green, Social and Sustainability Bond Risk
The Infrastructure Debt Fund’s performance may differ from the performance of other funds that do not invest green, social and sustainability bonds because the Fund’s investment strategy may select or exclude securities of certain issuers for reasons in addition to performance. Investing in green, social and sustainability bonds is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Adviser or any judgment exercised by the Adviser will reflect the opinions of any particular investor.
o.	High-Yield Bonds and Other Lower-Rated Securities Risk
A Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.
p.	Illiquid Securities Risk
Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the asset. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.
The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund’s portfolio holdings. These procedures and tests take into account a Fund’s investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.
q.	Impact of Large Redemptions and Purchases of Fund Shares
Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to a Fund until the sales of portfolio securities necessary to cover the redemption request settle.
r.	Infrastructure-Related Investment Risk
Because the Global Infrastructure Fund and Infrastructure Debt Fund concentrate their investments in infrastructure-related entities, the Funds have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

s.	Interest Rate Risk
A Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in each Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the fair values of fixed income securities may be more sensitive to changes in interest rates. The Fund may be subject to greater interest rate risk due to changing interest rate environment and the effect of potential government monetary and fiscal policy initiatives and resulting market reaction to those initiatives.
t.	Investment-Grade Debt Securities
Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.
u.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
v.	Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in that market. Developments in a particular class of bonds or the stock market could also adversely affect a Fund by reducing the relative attractiveness of bonds or stocks as an investment. Also, to the extent that a Fund emphasizes bonds or stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. In addition, a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:
•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund’s investments.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and interest rate hikes or reductions. The impact of these policies and legislative changes on the markets, and the practical implications for market participants, may not be fully known for some time. A reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely impact a Fund’s investments. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
2026 Semi-Annual Report	97

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

w.	Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
x.	Municipal Securities Risk
The Infrastructure Debt Fund and the Municipal Funds are subject to Municipal Securities Risk. Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.
Municipal Bond Tax Risk. A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk. The municipal bond market can be volatile, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds without the sale significantly changing the fair value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk. From time to time, a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and any adverse changes to such projects may have a significant negative impact on the Fund’s investment performance.
y.	Non-Diversified Fund Risk
The EM SMA Completion Fund and the Real Estate Fund's performance may be more volatile than a diversified fund because these Funds may invest a greater percentage of their total assets in the securities of a single issuer.
z.	Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.
aa.	Portfolio Turnover Risk
The Dynamic Dividend Fund, High Income Opportunities Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a Fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.
bb.	Private Placements and Other Restricted Securities Risk
The High Income Opportunities Fund and Short Duration High Yield Municipal Fund are subject to Private Placements Risk. Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such
98	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.
cc.	Qualified Dividend Income Tax Risk
With respect to the Dynamic Dividend Fund, no assurance can be given as to what percentage of the distributions paid on shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which a Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, a Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of a Fund.
dd.	REIT and Real Estate Risk
Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the Fund.
ee.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Healthcare Sector Risk. To the extent that the healthcare sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Healthcare-related companies may be smaller and less seasoned than companies in other sectors, and performance of companies in the healthcare sector may be adversely impacted by many factors, including, among others, government regulation. restrictions on government reimbursement for medical expenses, changes to the costs of medical products and services, pricing pressure, increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies, and other market developments. Many healthcare-related companies are dependent on patent protection, and, therefore, the expiration of patents may adversely affect the profitability of healthcare-related companies.
Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of a Fund’s holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel.
2026 Semi-Annual Report	99

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Utilities Sector Risk. To the extent that the utilities sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the utilities sector may be adversely impacted by many factors, including, among others, general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, man-made or natural disasters, geopolitical events, and environmental, and other government regulations.
ff.	Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.
gg.	Sustainable Investing Risk
In implementing the U.S. Sustainable Leaders Fund's "Sustainable Leaders" investment strategy, the Adviser may select or exclude securities of issuers in certain industries, sectors, regions or countries for reasons other than the issuer’s investment performance. For this reason, the Fund’s Sustainable Leaders strategy could cause it to perform differently compared to funds that do not have such strategy. Sustainable Leaders investing is qualitative and subjective by nature. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so. In evaluating an issuer, the Adviser utilizes, in part, information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices with respect to the environment, social responsibility and corporate governance. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions and may be linked to long-term rather than short-term returns. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There is no guarantee that the Adviser’s definition of security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.
hh.	Sovereign Debt Risk
The High Income Opportunities Fund is subject to Sovereign Debt Risk. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly.
ii.	Tender Option Bonds Risk
The Municipal Funds are subject to Tender Option Bonds Risk. Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.
jj.	Tobacco Related Bonds Risk
The Short Duration High Yield Municipal Fund is subject to Tobacco Related Bonds Risk. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the Master Service Agreement ("MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Funds may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The MSA settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

kk.	U.S. Government Securities Risk
Securities issued by U.S. Government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. The U.S. Government does not guarantee the NAV of a Fund’s shares.
ll.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The ability to value a Fund's investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
mm.	Variable and Floating Rate Securities Risk
Certain Funds are subject to Variable and Floating Rate Securities Risk. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
nn.	Yield Risk
The High Income Opportunities Fund and Ultra Short Municipal Income Fund are subject to Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.
Please read the Funds' prospectuses for more detailed information regarding these and other risks.
6.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.
7.  Tax Information
As of April 30, 2026, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Dividend Fund	$68,311,306	$37,997,914	$(6,606,112)	$31,391,802
EM SMA Completion Fund	852,963	230,300	(9,656)	220,644
Emerging Markets ex-China Fund	139,874,004	97,444,015	(9,092,097)	88,351,918
Emerging Markets Fund	799,351,362	337,937,741	(125,832,425)	212,105,316
Global Infrastructure Fund	34,311,181	18,834,366	(1,348,649)	17,485,717
Real Estate Fund	27,340,201	11,811,817	(381,342)	11,430,475
U.S. Small Cap Equity Fund	291,914,645	95,723,842	(13,026,532)	82,697,310
U.S. Sustainable Leaders Fund	233,962,682	94,415,100	(13,710,720)	80,704,380
High Income Opportunities Fund	76,190,328	1,263,180	(2,860,165)	(1,596,985)
Infrastructure Debt Fund	20,171,463	598,057	(601,037)	(2,980)
Short Duration High Yield Municipal Fund	31,526,908	509,428	(2,968,394)	(2,458,966)
2026 Semi-Annual Report	101

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ultra Short Municipal Income Fund	$1,129,183,030	$110,390	$(266,136)	$(155,746)
The tax character of distributions during the fiscal year ended October 31, 2025 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):
Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Dynamic Dividend Fund	$4,466,522	$566,616	$5,033,138	$–	$5,033,138
EM SMA Completion Fund	2,408	–	2,408	–	2,408
Emerging Markets ex-China Fund	813,790	216,343	1,030,133	–	1,030,133
Emerging Markets Fund	10,598,582	–	10,598,582	–	10,598,582
Global Infrastructure Fund	936,661	2,159,709	3,096,370	–	3,096,370
Real Estate Fund	767,544	3,583,542	4,351,086	–	4,351,086
U.S. Small Cap Equity Fund	–	–	–	–	–
U.S. Sustainable Leaders Fund	–	–	–	–	–
High Income Opportunities Fund	5,383,817	–	5,383,817	–	5,383,817
Infrastructure Debt Fund	1,468,138	–	1,468,138	–	1,468,138
Short Duration High Yield Municipal Fund	89,009	–	89,009	3,142,226	3,231,235
Ultra Short Municipal Income Fund	1,749	–	1,749	28,617,502	28,619,251
Amounts listed as “–” are $0 or round to $0.
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Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Dynamic Dividend Fund	$–	$–	$3,906,454	$–	$–	$–	$–	$29,431,962	$–	$33,338,416
EM SMA Completion Fund	–	6,131	–	–	–	–	–	125,041	(21,971)	109,201
Emerging Markets ex-China Fund	–	2,639,505	305,371	–	–	–	–	40,860,709	(44,134,995)	(329,410)
Emerging Markets Fund	–	6,730,093	45,714,859	–	–	–	–	171,154,623	–	223,599,575
Global Infrastructure Fund	–	–	2,276,339	–	–	–	–	12,476,829	–	14,753,168
Real Estate Fund	–	–	1,934,957	–	–	–	–	6,870,128	–	8,805,085
U.S. Small Cap Equity Fund	–	–	–	–	–	(1,005,816)	–	60,813,375	(16,532,453)	43,275,106
U.S. Sustainable Leaders Fund	–	–	7,811,825	–	–	(317,119)	–	78,805,974	–	86,300,680
High Income Opportunities Fund	–	278,918	–	–	–	–	(183,376)	(1,988,700)	(248,493,170)	(250,386,328)
Infrastructure Debt Fund	–	169,254	–	–	–	–	–	266,069	(7,987,891)	(7,552,568)
Short Duration High Yield Municipal Fund	1,739,731	–	–	–	–	–	(1,077,873)	(4,572,246)	(39,602,321)	(43,512,709)
Ultra Short Municipal Income Fund	153,766	–	–	–	–	–	(104,795)	(814)	(1,419,399)	(1,371,242)
Amounts listed as “–” are $0 or round to $0.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of each respective Fund with no expiration.
Fund	Amounts	Expires
EM SMA Completion Fund	$2,910	Unlimited (Short—Term)
EM SMA Completion Fund	19,061	Unlimited (Long—Term)
Emerging Markets ex-China Fund	8,031,350	Unlimited (Short—Term)
Emerging Markets ex-China Fund	36,103,645	Unlimited (Long—Term)
U.S. Small Cap Equity Fund	2,361,838	Unlimited (Short—Term)
U.S. Small Cap Equity Fund	14,170,615	Unlimited (Long—Term)
High Income Opportunities Fund	55,432,295	Unlimited (Short—Term)
High Income Opportunities Fund	193,060,875	Unlimited (Long—Term)
Infrastructure Debt Fund	7,213,431	Unlimited (Short—Term)
Infrastructure Debt Fund	774,460	Unlimited (Long—Term)
Short Duration High Yield Municipal Fund	13,222,863	Unlimited (Short—Term)
Short Duration High Yield Municipal Fund	26,379,458	Unlimited (Long—Term)
Ultra Short Municipal Income Fund	1,419,399	Unlimited (Short—Term)
2026 Semi-Annual Report	103

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

8.  Significant Shareholders
As of April 30, 2026, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:
Fund	Record Ownership %	Number of Account Owners
Dynamic Dividend Fund	38.3%	3
EM SMA Completion Fund[1]	100.0	1
Emerging Markets ex-China Fund	41.6	6
Emerging Markets Fund	83.6	6
Global Infrastructure Fund	59.4	4
Real Estate Fund	54.5	3
U.S. Small Cap Equity Fund	42.8	5
U.S. Sustainable Leaders Fund	13.1	1
High Income Opportunities Fund	46.5	4
Infrastructure Debt Fund	45.0	3
Short Duration High Yield Municipal Fund	89.9	5
Ultra Short Municipal Income Fund	51.8	3

1	New funds or classes may be seeded with related party capital. As of year end, this Fund is wholly owned by a related party.
9.  Line of Credit
The Trust, on behalf of each of the open-end mutual funds of the Trust (including the Funds) (the “Borrowers”), has entered into an agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”), subject to annual renewal. As of April 30, 2026, the Agreement provides for a revolving credit facility (the “Credit Facility”) in the amount of $100,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.
As of April 30, 2026, there were no outstanding borrowings under the line of credit.
Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to (a) 10 basis points + (b) the higher of (i) the Federal Funds Rate on such date (not less than zero) plus one and one quarter of one percent (1.25%) or (ii) the Overnight Bank Funding Rate on such date plus one and one quarter of one percent (1.25%). In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2026, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the  six-month period ended April 30, 2026.
Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Dynamic Dividend Fund	$350,479	4.99%	33
EM SMA Completion Fund	-	-	-
Emerging Markets ex-China Fund	-	-	-
Emerging Markets Fund	-	-	-
Global Infrastructure Fund	441,894	5.19%	13
Real Estate Fund	-	-	-
U.S. Small Cap Equity Fund	475,000	4.99%	2
U.S. Sustainable Leaders Fund	800,000	4.99%	1
High Income Opportunities Fund	-	-	-
Infrastructure Debt Fund	100,000	5.23%	11
Short Duration High Yield Municipal Fund	922,468	5.15%	23
104	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2026

Fund	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Ultra Short Municipal Income Fund	$1,725,000	4.99%	1
10.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted disclosures only and did not affect each Fund's financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources.
The Chief Financial Officer of the Funds act as each Fund's CODM. The CODM monitors the operating results of the Funds as a whole, and each Fund's asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. Each Fund's portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within each Fund's financial statements. Segment assets are reflected on each Fund's Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
11.  Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Funds have adopted ASU 2023-09 as of December 31, 2025.
12.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2026, other than as noted below.
2026 Semi-Annual Report	105

Changes in and Disagreement with Accountants for Open-End Management Investment Companies

Not applicable.
106	2026 Semi-Annual Report

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
2026 Semi-Annual Report	107

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to trustees, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Investment Advisory Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.
108	2026 Semi-Annual Report

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
aberdeeninvestments.com/en-us
AOE-0140-SAR

abrdn Funds
Active ETF Series
Semi-Annual Financial Statements and Additional Information
April 30, 2026
abrdn Emerging Markets Dividend Active ETF (AGEM)
abrdn Focused U.S. Small Cap Active ETF (AFSC)
abrdn International Small Cap Active ETF (ASCI)
abrdn Ultra Short Municipal Income Active ETF (AMUN)

Financial Statements and Financial Highlights for Open-End Management Investment Companies (Item 7):
Statements of Investments	Page 1
abrdn Emerging Markets Dividend Active ETF	Page 1
abrdn Focused U.S. Small Cap Active ETF	Page 4
abrdn International Small Cap Active ETF	Page 5
abrdn Ultra Short Municipal Income Active ETF	Page 7
Financial Statements	Page 9
Notes to Financial Statements	Page 22
Changes in and Disagreement with Accountants for Open-End Management Investment Companies (Item 8)	Page 40
Proxy Disclosures for Open-End Management Investment Companies (Item 9)	Page 41
Remuneration paid to Trustees, Officers and Others (Item 10)	Page 42

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 844-383-7289 to request a prospectus, or download a prospectus at https://www.aberdeeninvestments.com/us/literature. Please read it carefully before investing any money.
Investing in exchange-traded funds ("ETFs") involves risk, including possible loss of principal.
The active ETFs series of abrdn Funds are distributed by ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.
abrdn Inc. ("Aberdeen") has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.
The complete schedule of portfolio holdings for each fund of abrdn Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-844-383-7289.
Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-383-7289. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at https://www.aberdeeninvestments.com/us/literature and on the Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-844-383-7289; and (ii) on the Commission’s website at www.sec.gov.

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS—99.1%
BRAZIL—6.2%
Communication Services—1.8%
Telefonica Brasil SA, ADR	351,499	$ 5,578,289
Energy—2.4%
Petroleo Brasileiro SA - Petrobras, ADR	237,488	4,721,262
PRIO SA(a)	228,083	3,058,886
		7,780,148
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	544,109	1,981,156
Itau Unibanco Holding SA, ADR	175,316	1,525,249
		3,506,405
Health Care—0.6%
Odontoprev SA	583,350	1,796,536
Industrials—0.3%
WEG SA	102,041	924,423
Total Brazil		19,585,801
CHILE—0.4%
Materials—0.4%
Sociedad Quimica y Minera de Chile SA, ADR(a)	12,213	1,125,672
CHINA—17.7%
Communication Services—6.0%
Autohome, Inc., ADR	31,581	588,354
NetEase, Inc., ADR	34,536	4,058,325
Tencent Holdings Ltd., ADR	236,231	14,414,816
		19,061,495
Consumer Discretionary—5.4%
Alibaba Group Holding Ltd., ADR	22,944	3,025,855
ANTA Sports Products Ltd.	304,750	3,157,416
Fu Shou Yuan International Group Ltd.(b)	1,301,000	365,426
Hangzhou Robam Appliances Co. Ltd., A Shares (Stock Connect)(c)	633,403	1,661,911
JD.com, Inc., ADR	27,290	827,433
Li Auto, Inc., ADR(a)	46,571	830,361
Li Ning Co. Ltd.	935,000	2,413,750
Midea Group Co. Ltd., H Shares	235,300	2,694,722
Shenzhou International Group Holdings Ltd.	257,800	1,540,382
Zhongsheng Group Holdings Ltd.	459,000	416,074
		16,933,330
Consumer Staples—1.6%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(c)	388,300	1,560,325
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(c)	192,200	2,730,426
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(c)	249,500	847,044
		5,137,795
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., ADR	136,949	2,225,421
Health Care—0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	49,800	1,227,210
Industrials—2.7%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(c)	697,600	1,688,454
Shares		Value

Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	87,000	$ 5,550,767
SITC International Holdings Co. Ltd.	321,000	1,339,327
		8,578,548
Information Technology—0.9%
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	22,800	1,791,630
Shanghai Huace Navigation Technology Ltd., A Shares (Stock Connect)(c)	212,500	985,436
		2,777,066
Total China		55,940,865
GEORGIA—0.4%
Financials—0.4%
Lion Finance Group PLC	8,377	1,258,450
GREECE—2.1%
Financials—1.5%
National Bank of Greece SA	303,864	4,787,756
Industrials—0.6%
Metlen Energy & Metals PLC(a)	44,560	1,878,538
Total Greece		6,666,294
HONG KONG—2.7%
Consumer Staples—0.9%
Budweiser Brewing Co. APAC Ltd.(d)	2,796,504	2,738,485
Financials—0.8%
AIA Group Ltd., ADR	60,590	2,681,108
Industrials—1.0%
Techtronic Industries Co. Ltd.	222,500	3,178,774
Total Hong Kong		8,598,367
INDIA—8.6%
Consumer Discretionary—0.7%
Crompton Greaves Consumer Electricals Ltd.	215,329	614,359
Mahindra & Mahindra Ltd., GDR(d)	52,661	1,719,382
		2,333,741
Financials—5.4%
360 ONE WAM Ltd.	85,399	935,744
Aptus Value Housing Finance India Ltd.	685,472	1,874,122
Bajaj Holdings & Investment Ltd.	32,119	3,465,575
HDFC Bank Ltd., ADR	350,539	8,907,196
ICICI Bank Ltd., ADR	66,120	1,758,131
		16,940,768
Information Technology—0.8%
Tata Consultancy Services Ltd.	103,158	2,689,762
Utilities—1.7%
Mahanagar Gas Ltd.(d)	118,602	1,415,458
Power Grid Corp. of India Ltd.	1,133,744	3,810,452
		5,225,910
Total India		27,190,181
INDONESIA—3.7%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	20,340,400	3,301,937
Consumer Discretionary—0.3%
Map Aktif Adiperkasa PT	24,250,500	854,581
Financials—2.2%
Bank Mandiri Persero Tbk. PT	27,654,000	7,013,348

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	1

Statement of Investments  (continued)
April 30, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS (continued)
INDONESIA (continued)
Real Estate—0.2%
Ciputra Development Tbk. PT	16,570,500	$ 660,523
Total Indonesia		11,830,389
KAZAKHSTAN—1.8%
Energy—1.5%
NAC Kazatomprom JSC, GDR(d)	53,285	4,678,423
Financials—0.3%
Kaspi.KZ JSC, GDR(d)	9,986	857,198
Total Kazakhstan		5,535,621
MACAO—0.9%
Consumer Discretionary—0.9%
Sands China Ltd.	1,391,690	2,899,761
MALAYSIA—0.7%
Communication Services—0.7%
Telekom Malaysia Bhd.	1,256,500	2,366,517
MEXICO—5.9%
Financials—1.6%
Grupo Financiero Banorte SAB de CV, Class O	456,931	4,979,589
Industrials—0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	55,688	734,813
Grupo Aeroportuario del Sureste SAB de CV, Class B	22,751	691,810
		1,426,623
Materials—3.9%
Grupo Mexico SAB de CV	1,111,266	12,182,353
Total Mexico		18,588,565
PERU—0.8%
Financials—0.8%
Credicorp Ltd.	7,983	2,587,849
SAUDI ARABIA—1.1%
Financials—1.1%
Saudi National Bank	330,030	3,456,493
SINGAPORE—0.9%
Real Estate—0.9%
Capitaland India Trust, UNIT	3,439,100	2,837,096
SOUTH AFRICA—1.7%
Communication Services—0.5%
Vodacom Group Ltd.	197,504	1,675,479
Financials—0.9%
Sanlam Ltd.	528,871	2,716,824
Materials—0.3%
Valterra Platinum Ltd.	10,256	821,957
Total South Africa		5,214,260
SOUTH KOREA—18.2%
Financials—0.3%
Shinhan Financial Group Co. Ltd., ADR	13,121	903,250
Industrials—3.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	18,815	5,854,317
KEPCO Plant Service & Engineering Co. Ltd.	21,598	905,741
Shares		Value

Samsung C&T Corp.	14,800	$ 2,978,560
Samsung E&A Co. Ltd.	24,914	891,945
		10,630,563
Information Technology—14.4%
Samsung Electronics Co. Ltd., Preference Shares	300,139	32,033,443
SK Hynix, Inc.	15,686	13,600,456
		45,633,899
Materials—0.1%
Hansol Chemical Co. Ltd.	2,134	410,053
Total South Korea		57,577,765
TAIWAN—21.8%
Consumer Discretionary—0.7%
Poya International Co. Ltd.	122,150	2,216,738
Information Technology—21.1%
Accton Technology Corp.	65,000	4,677,366
ASE Technology Holding Co. Ltd.	218,000	3,288,800
Chroma ATE, Inc.	55,000	3,680,033
Globalwafers Co. Ltd.	66,000	1,208,162
MediaTek, Inc.	120,000	9,884,959
Quanta Computer, Inc.	316,000	3,116,666
Realtek Semiconductor Corp.	157,000	2,660,891
Sinbon Electronics Co. Ltd.	67,000	599,489
Taiwan Semiconductor Manufacturing Co. Ltd.	558,000	37,599,773
		66,716,139
Total Taiwan		68,932,877
THAILAND—1.6%
Communication Services—0.3%
Digital Telecommunications Infrastructure Fund, Class F, UNIT	2,994,300	927,753
Financials—1.1%
Krung Thai Bank PCL	3,325,600	3,366,663
Health Care—0.2%
Bangkok Dusit Medical Services PCL, Class F	1,412,900	793,192
Total Thailand		5,087,608
UNITED ARAB EMIRATES—1.9%
Energy—0.4%
ADNOC Drilling Co. PJSC	841,142	1,296,143
Real Estate—1.5%
Aldar Properties PJSC	1,086,407	2,280,417
Emaar Properties PJSC	740,433	2,378,674
		4,659,091
Total United Arab Emirates		5,955,234
Total Common Stocks		313,235,665
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(e)	3,983,311	3,983,311
Total Short-Term Investment		3,983,311
Total Investments (Cost $261,255,838)(f)—100.4%		317,218,976
Liabilities in Excess of Other Assets—(0.4%)		(1,171,068)
Net Assets—100.0%		$316,047,908

See accompanying Notes to Financial Statements.
2	2026 Semi-Annual Report

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.1% of net assets as of April 30, 2026.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	3

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Focused U.S. Small Cap Active ETF

Shares		Value
COMMON STOCKS—92.7%
BAHAMAS—2.1%
Consumer Discretionary—2.1%
OneSpaWorld Holdings Ltd.	9,402	$ 231,854
CANADA—3.7%
Consumer Discretionary—1.8%
Aritzia, Inc.(a)	1,943	205,078
Industrials—1.9%
ATS Corp.(a)	6,352	206,083
Total Canada		411,161
ISRAEL—2.8%
Information Technology—2.8%
Camtek Ltd.(a)	1,597	306,496
SWITZERLAND—2.0%
Consumer Discretionary—2.0%
Garrett Motion, Inc.	8,645	221,399
UNITED STATES—82.1%
Communication Services—1.7%
Cargurus, Inc.(a)	5,034	183,540
Consumer Discretionary—5.7%
Boot Barn Holdings, Inc.(a)	1,528	261,976
Brinker International, Inc.(a)	1,656	252,109
KB Home	2,188	115,942
		630,027
Consumer Staples—3.8%
elf Beauty, Inc.(a)	2,148	137,408
Vita Coco Co., Inc.(a)	4,283	282,635
		420,043
Energy—2.4%
Magnolia Oil & Gas Corp., Class A	8,614	260,487
Financials—17.2%
Ameris Bancorp	3,652	311,333
Banner Corp.	3,682	246,363
PJT Partners, Inc., Class A	1,625	248,202
Seacoast Banking Corp. of Florida	8,360	263,089
Skyward Specialty Insurance Group, Inc.(a)	3,537	160,757
StoneX Group, Inc.(a)	3,349	355,094
Wintrust Financial Corp.	1,993	300,086
		1,884,924
Health Care—9.4%
Alphatec Holdings, Inc.(a)	13,945	136,103
ANI Pharmaceuticals, Inc.(a)	2,655	210,940
Kiniksa Pharmaceuticals International PLC(a)	4,748	255,347
Ligand Pharmaceuticals, Inc.(a)	1,039	238,399
Supernus Pharmaceuticals, Inc.(a)	4,055	194,640
		1,035,429
Industrials—21.4%
Atmus Filtration Technologies, Inc.	4,321	273,951
AZZ, Inc.	1,974	282,361
Casella Waste Systems, Inc., Class A(a)	2,252	178,471
Ducommun, Inc.(a)	2,233	316,930
Enpro, Inc.	1,044	304,378
Everus Construction Group, Inc.(a)	2,520	371,523
Griffon Corp.	2,048	186,716
Shares		Value

Helios Technologies, Inc.	3,317	$ 226,883
Mueller Water Products, Inc., Class A	7,506	209,342
		2,350,555
Information Technology—13.9%
Impinj, Inc.(a)	1,790	259,407
JFrog Ltd.(a)	4,834	224,491
Knowles Corp.(a)	8,186	255,321
Q2 Holdings, Inc.(a)	3,738	189,704
Viavi Solutions, Inc.(a)	11,446	599,770
		1,528,693
Materials—4.8%
Materion Corp.	1,990	365,782
Quaker Chemical Corp.	1,174	159,535
		525,317
Real Estate—1.8%
American Healthcare REIT, Inc.	3,927	199,413
Total United States		9,018,428
Total Common Stocks		10,189,338
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(b)	270,012	270,012
Total Short-Term Investment		270,012
Total Investments (Cost $8,288,772)(c)—95.2%		10,459,350
Other Assets in Excess of Liabilities—4.8%		529,489
Net Assets—100.0%		$10,988,839

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.
4	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
COMMON STOCKS—88.5%
AUSTRALIA—6.6%
Industrials—5.1%
ALS Ltd.	186,543	$ 2,857,940
Ventia Services Group Pty. Ltd.	386,183	1,473,572
		4,331,512
Materials—1.5%
Imdex Ltd.	449,052	1,296,413
Total Australia		5,627,925
BELGIUM—2.0%
Health Care—2.0%
Fagron	61,220	1,724,420
BRAZIL—2.1%
Consumer Discretionary—1.1%
Cury Construtora e Incorporadora SA	157,985	959,051
Health Care—1.0%
Fleury SA	257,957	837,665
Total Brazil		1,796,716
CHINA—1.5%
Health Care—1.5%
Shanghai Conant Optical Co. Ltd., H Shares	206,200	1,241,017
DENMARK—0.9%
Financials—0.9%
Ringkjoebing Landbobank AS	3,111	777,365
FRANCE—4.1%
Consumer Staples—0.7%
Interparfums SA	20,635	572,036
Energy—3.4%
Gaztransport Et Technigaz SA	12,048	2,927,007
Total France		3,499,043
GERMANY—3.2%
Communication Services—1.6%
CTS Eventim AG & Co. KGaA	21,060	1,387,863
Industrials—1.6%
Rational AG	819	599,320
RENK Group AG	11,267	713,673
		1,312,993
Total Germany		2,700,856
ISRAEL—2.5%
Information Technology—2.5%
Nova Ltd.(a)	4,234	2,118,821
ITALY—2.4%
Consumer Discretionary—1.0%
Brunello Cucinelli SpA	8,197	796,185
Financials—1.4%
FinecoBank Banca Fineco SpA	48,733	1,205,680
Total Italy		2,001,865
JAPAN—13.4%
Consumer Discretionary—4.0%
Asics Corp.	118,300	3,349,019
Shares		Value

Financials—3.9%
Nihon M&A Center Holdings, Inc.	319,600	$ 1,336,132
Zenkoku Hosho Co. Ltd.	97,200	1,958,218
		3,294,350
Industrials—5.5%
BayCurrent, Inc.	30,300	979,323
Japan Elevator Service Holdings Co. Ltd.	317,400	3,231,680
SHO-BOND Holdings Co. Ltd.	54,600	462,106
		4,673,109
Total Japan		11,316,478
MEXICO—2.9%
Financials—2.9%
Regional SAB de CV	290,608	2,439,853
NORWAY—1.4%
Materials—1.4%
Borregaard ASA	74,465	1,224,915
POLAND—1.0%
Consumer Staples—1.0%
Dino Polska SA(a)(b)	92,059	814,227
SOUTH AFRICA—2.1%
Materials—2.1%
Pan African Resources PLC	920,724	1,749,013
SOUTH KOREA—2.8%
Industrials—2.8%
HD Hyundai Marine Solution Co. Ltd.	13,065	2,338,699
SPAIN—2.0%
Consumer Discretionary—2.0%
CIE Automotive SA	50,341	1,713,398
SWEDEN—2.7%
Industrials—2.7%
AddTech AB, Class B	63,464	2,291,722
TAIWAN—13.6%
Consumer Discretionary—1.5%
Makalot Industrial Co. Ltd.	193,720	1,293,118
Information Technology—12.1%
Chenbro Micom Co. Ltd.	87,000	3,102,779
Chroma ATE, Inc.	39,000	2,609,478
Elite Material Co. Ltd.	24,000	3,442,693
Sinbon Electronics Co. Ltd.	119,000	1,064,763
		10,219,713
Total Taiwan		11,512,831
THAILAND—3.1%
Information Technology—3.1%
Fabrinet(a)	3,828	2,616,323
UNITED KINGDOM—16.3%
Communication Services—1.5%
Gamma Communications PLC	101,184	1,245,233
Consumer Discretionary—3.6%
Games Workshop Group PLC	11,406	3,024,987
Financials—2.4%
ICG PLC	42,123	1,040,337
Tatton Asset Management PLC	120,588	1,014,077
		2,054,414

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	5

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Industrials—6.7%
Avon Technologies PLC	30,812	$ 722,829
Chemring Group PLC	117,876	837,286
Diploma PLC	44,142	4,168,595
		5,728,710
Materials—2.1%
Hill & Smith PLC	51,272	1,793,047
Total United Kingdom		13,846,391
VIETNAM—1.9%
Information Technology—1.9%
FPT Corp.	553,606	1,585,933
Total Common Stocks		74,937,811
EXCHANGE-TRADED FUNDS—5.3%
iShares MSCI India Small-Cap ETF	67,461	4,513,141
Total Exchange-Traded Funds		4,513,141
PREFERRED STOCKS—2.2%
GERMANY—2.2%
Industrials—2.2%
Jungheinrich AG	61,347	1,846,077
Total Preferred Stocks		1,846,077
SHORT-TERM INVESTMENT—3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(c)	3,161,500	3,161,500
Total Short-Term Investment		3,161,500
Total Investments (Cost $65,734,993)(d)—99.8%		84,458,529
Other Assets in Excess of Liabilities—0.2%		200,750
Net Assets—100.0%		$84,659,279

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Financial Statements.
6	2026 Semi-Annual Report

Statement of Investments
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS —104.4%
ALABAMA—2.7%
Black Belt Energy Gas District
Series F, 5.00%, 06/01/2028	$625,000	$ 641,210
Series F, 5.00%, 12/01/2028	190,000	197,474
Industrial Development Board of the City of Mobile Alabama, VRDN, 3.28%, 06/01/2034(a)	500,000	500,000
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	90,000	92,342
Total Alabama		1,431,026
ARIZONA—4.3%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(a)	300,000	303,657
VRDN, Series 2022-2, 5.00%, 09/01/2052(a)	2,000,000	2,024,730
Total Arizona		2,328,387
CALIFORNIA—5.3%
California Municipal Finance Authority
VRDN, Series A, 3.45%, 12/01/2044(a)	1,000,000	1,002,417
VRDN, Series A, 2.80%, 03/01/2056(a)	500,000	499,664
VRDN, Series B, 3.25%, 07/01/2051(a)	1,000,000	999,625
M-S-R Energy Authority, Series B, 6.13%, 11/01/2029	325,000	341,802
Total California		2,843,508
CONNECTICUT—2.1%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,136,523
DELAWARE—3.7%
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2026-BAP0002, 1.00%, 12/02/2027(a)(b)	2,000,000	2,000,000
FLORIDA—4.1%
City of Venice, Series B-3, 4.25%, 01/01/2030(b)	225,000	225,130
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 3.83%, 09/01/2032(a)	2,000,000	2,000,000
Total Florida		2,225,130
GEORGIA—7.6%
Bartow County Development Authority, VRDN, 3.53%, 11/01/2062(a)	900,000	900,000
Development Authority of Burke County, VRDN, 3.53%, 11/01/2052(a)	1,600,000	1,600,000
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2027	1,000,000	1,018,345
Series B, 5.00%, 06/01/2026	250,000	250,362
VRDN, Series C, 4.00%, 03/01/2050(a)	300,000	300,805
Total Georgia		4,069,512
INDIANA—0.9%
Indiana Finance Authority, VRDN, Series J, 3.45%, 11/01/2037(a)	500,000	500,000
Shares or Principal Amount		Value

IOWA—2.6%
Guthrie County Hospital, Series A, 4.50%, 02/01/2029	$160,000	$ 160,097
PEFA, Inc., VRDN, 5.00%, 09/01/2049(a)	1,250,000	1,257,208
Total Iowa		1,417,305
KENTUCKY—6.3%
Kentucky Economic Development Finance Authority, Series A, 5.00%, 06/01/2026	1,000,000	1,001,013
Kentucky Public Energy Authority, Series C, 5.00%, 05/01/2027	65,000	65,962
Louisville Regional Airport Authority, VRDN, 3.40%, 01/01/2029(a)	300,000	300,000
Louisville/Jefferson County Metropolitan Government, VRDN, Series C, 3.45%, 10/01/2053(a)	2,000,000	2,000,000
Total Kentucky		3,366,975
LOUISIANA—2.4%
Parish of St. John the Baptist, VRDN, Series 2017B-2, 2.38%, 06/01/2037(a)	1,300,000	1,298,702
MARYLAND—0.6%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	345,412
MICHIGAN—4.1%
Lansing School District, (Q-SBLF), Series I, 5.00%, 05/01/2040	2,200,000	2,200,000
MINNESOTA—5.5%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.72%, 03/20/2027(a)(b)	2,200,000	2,200,000
Minnesota Municipal Gas Agency
Series A, 5.00%, 09/01/2027	145,000	147,212
Series A, 5.00%, 09/01/2028	625,000	641,430
Total Minnesota		2,988,642
MISSISSIPPI—8.7%
Mississippi Business Finance Corp.
VRDN, 3.48%, 12/01/2027(a)	300,000	300,000
VRDN, 3.45%, 05/01/2028(a)	300,000	300,000
VRDN, Series 1, 3.50%, 11/01/2052(a)	1,800,000	1,800,000
VRDN, Series A, 4.22%, 11/01/2032(a)	1,640,000	1,640,000
Series C, 3.38%, 05/01/2037(a)	632,000	632,000
Total Mississippi		4,672,000
NEW YORK—12.8%
Broome County Local Development Corp., 3.50%, 07/01/2026	710,000	709,468
City of Buffalo, Series A, 4.00%, 09/30/2026	1,103,750	1,108,955
City of Elmira City, Series B, 4.00%, 12/16/2026	1,000,000	1,004,048
City of Poughkeepsie, 3.50%, 04/23/2027	2,000,000	2,001,199
Metropolitan Transportation Authority, Series A1, 5.00%, 11/15/2027	695,000	695,616
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(a)	1,000,000	1,000,336
New York State Dormitory Authority, VRDN, Series C, 3.87%, 05/01/2044(a)	400,000	400,000
Total New York		6,919,622

See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	7

Statement of Investments  (concluded)
April 30, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NORTH CAROLINA—5.1%
Charlotte-Mecklenburg Hospital Authority, VRDN, Series E, 3.40%, 01/15/2042(a)	$700,000	$ 700,000
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(a)	2,030,000	2,026,778
Total North Carolina		2,726,778
OHIO—4.5%
Ohio Air Quality Development Authority, VRDN, Series A, 4.25%, 11/01/2039(a)	1,040,000	1,048,717
State of Ohio, VRDN, Series C, 3.35%, 01/15/2051(a)	1,400,000	1,400,000
Total Ohio		2,448,717
PENNSYLVANIA—3.3%
Pennsylvania Economic Development Financing Authority
VRDN, Series 2021A-2, 4.60%, 10/01/2046(a)	500,000	501,111
VRDN, Series A, 3.88%, 08/01/2037(a)	500,000	500,665
VRDN, Series A, 3.88%, 08/01/2038(a)	500,000	500,677
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.90%, 09/01/2045(a)	300,000	300,000
Total Pennsylvania		1,802,453
PUERTO RICO—0.2%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	100,049
SOUTH CAROLINA—0.6%
County of Berkeley, VRDN, 3.47%, 09/01/2028(a)	300,000	300,000
TENNESSEE—4.1%
Tennessee Energy Acquisition Corp., Series B, 5.63%, 09/01/2026	2,200,000	2,216,018
TEXAS—12.9%
City of Houston Airport System Revenue, Series C, 5.00%, 07/15/2027	1,000,000	1,015,748
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 3.54%, 11/15/2046(a)	1,475,000	1,475,000
Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	630,000	640,223
Mission Economic Development Corp., VRDN, Series A, 4.25%, 06/01/2048(a)	700,000	706,003
Port of Port Arthur Navigation District, VRDN, Series E, 3.33%, 11/01/2040(a)	2,500,000	2,500,000
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 04/01/2028	330,000	339,552
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2028	250,000	256,493
Total Texas		6,933,019
Total Municipal Bonds		56,269,778
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.5%
BlackRock Liquidity Funds MuniCash, Institutional shares	231,360	$ 231,383
Total Short-Term Investment		231,383
Total Investments (Cost $56,508,492)(c)—104.9%		56,501,161
Liabilities in Excess of Other Assets—(4.9%)		(2,615,817)
Net Assets—100.0%		$53,885,344

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Financial Statements.
8	2026 Semi-Annual Report

Statement of Assets and Liabilities  (unaudited)
April 30, 2026

	abrdn Emerging Markets Dividend Active ETF	abrdn Focused U.S. Small Cap Active ETF	abrdn International Small Cap Active ETF	abrdn Ultra Short Municipal Income Active ETF
Assets:
Investments, at value	$313,235,665	$10,189,338	$81,297,029	$56,269,778
Short-term investments, at value	3,983,311	270,012	3,161,500	231,383
Foreign Currency, at value	750,433	–	23,091	–
Cash	–	–	1	11
Receivable for investments sold	4,578,594	–	–	–
Interest and dividends receivable	471,855	1,243	169,983	498,978
Receivable for capital shares issued	–	876,163	–	–
Receivable from Adviser	86,891	12,768	36,619	22,814
Tax reclaim receivable	131,629	–	79,995	–
Prepaid expenses	–	74	–	–
Total Assets	323,238,378	11,349,598	84,768,218	57,022,964
Liabilities:
Due to Custodian	1,055,934	–	–	–
Payable for investments purchased	676,767	286,519	–	3,040,207
Payable for capital shares redeemed	4,529,630	–	–	–
Payable to IRS on behalf of shareholders related to Article 63 EU Tax Reclaims (see Note 2(h))	699,103	–	–	–
Accrued expenses and other payables:
Administration fees	19,558	625	5,383	3,004
Audit and tax fees	3,018	19,677	21,798	72,389
Custodian fees	10,818	6,109	14,965	–
Fund accounting fees	3,753	792	–	–
Investment advisory fees	171,132	5,076	47,097	11,266
Legal fees	–	–	4,169	1,186
Printing fees	4,659	28,864	3,904	–
Transfer agent fees	5,239	4,593	7,825	5,655
Other accrued expenses	10,859	8,504	3,798	3,913
Total liabilities	7,190,470	360,759	108,939	3,137,620
Net assets	$316,047,908	$10,988,839	$84,659,279	$53,885,344
Cost:
Investments	257,272,527	8,018,760	62,573,493	56,277,109
Short-Term Investments	3,983,311	270,012	3,161,500	231,383
Foreign currency	749,362	–	23,114	–
Represented by:
Paid in capital	$677,362,276	$6,137,197	$93,215,804	$56,675,173
Distributable earnings (accumulated loss)	(361,314,368)	4,851,642	(8,556,525)	(2,789,829)
Net Assets	$316,047,908	$10,988,839	$84,659,279	$53,885,344
Shares outstanding (unlimited number of shares authorized, no par value)	7,009,871	313,471	2,308,095	2,066,018
Net asset value, per share	45.09	35.06	36.68	26.08

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	9

Statement of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2026

	abrdn Emerging Markets Dividend Active ETF	abrdn Focused U.S. Small Cap Active ETF	abrdn International Small Cap Active ETF	abrdn Ultra Short Municipal Income Active ETF
Investment Income:
Dividend income	$3,398,631	$37,803	$958,348	$219
Interest income	88,419	6,234	56,860	539,900
Foreign tax withholding	(396,000)	—	(88,532)	—
Total Income	3,091,050	44,037	926,676	540,119
Expenses
Investment advisory fees	845,547	45,246	294,754	48,300
Trustee fees	21,152	2,741	7,879	2,678
Administration fees	96,634	5,569	33,686	12,880
Legal fees	31,429	4,823	11,294	3,685
Audit and tax fees	24,839	19,753	22,332	26,180
Printing fees	14,720	3,884	14,496	6,481
Custodian fees	49,532	23,606	24,378	5,236
Transfer agent fees	8,092	7,890	9,430	7,769
Fund accounting fees	4,832	278	2,886	978
Other	41,508	21,623	37,575	22,691
Total expenses before reimbursed/waived expenses	1,138,285	135,413	458,710	136,878
Interest expense	200	—	—	349
Total operating expenses before reimbursed/waived expenses	1,138,485	135,413	458,710	137,227
Expenses reimbursed	(292,750)	(90,167)	(181,877)	(96,977)
Net expenses	845,735	45,246	276,833	40,250
Net Investment Income (Loss)	2,245,315	(1,209)	649,843	499,869
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	8,659,000	200,275	2,226,081	(10,371)
Realized gain/(loss) on in-kind redemptions	1,039,352	2,739,227	1,903,546	—
Realized gain/(loss) on foreign currency transactions	(174,247)	(332)	664,151	—
Net realized gain/(loss) from investments and foreign currency transactions	9,524,105	2,939,170	4,793,778	(10,371)
Net change in unrealized appreciation/(depreciation) on investment transactions (including $5,287, $0, $0 and $0 change in deferred capital gains tax, respectively)	29,985,630	(500,384)	(75,430)	(39,692)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	6,871	—	7,912	—
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	29,992,501	(500,384)	(67,518)	(39,692)
Net realized/unrealized gain/(loss) from investments and translation of assets and liabilities denominated in foreign currencies	39,516,606	2,438,786	4,726,260	(50,063)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$41,761,921	$2,437,577	$5,376,103	$449,806

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
10	2026 Semi-Annual Report

Statements of Changes in Net Assets

	abrdn Emerging Markets Dividend Active ETF		abrdn Focused U.S. Small Cap Active ETF
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$2,245,315	$1,971,577	$(1,209)	$64,728
Net realized gain/(loss) from investments and foreign currency transactions	9,524,105	(4,902,345)	2,939,170	12,668,331
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	29,992,501	31,112,544	(500,384)	1,165,989
Changes in net assets resulting from operations	41,761,921	28,181,776	2,437,577	13,899,048
Distributions to Shareholders From:
Distributable Earnings
ETF Common Shares	(2,013,213)	(1,590,893)	(10,344)	—
Institutional Class	—	(1,699,556)	—	—
Change in net assets from shareholder distributions	(2,013,213)	(3,290,449)	(10,344)	—
From Capital transactions (Note 6)
Proceeds from Shares Sold	73,306,078	62,745,410	4,738,640	103,689,936
Proceeds from shares issued from the reorganization (Note 10)	—	54,595,008	—	—
Dividends reinvested	—	1,648,402	—	—
Cost of Shares Redeemed	(8,749,700)	(10,553,141)	(19,525,898)	(106,645,580)
Change in net assets from capital transactions	64,556,378	108,435,679	(14,787,258)	(2,955,644)
Change in net assets	104,305,086	133,327,006	(12,360,025)	10,943,404
Net Assets:
Beginning of period	211,742,822	78,415,816	23,348,864	12,405,460
End of period	$316,047,908	$211,742,822	$10,988,839	$23,348,864
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
2026 Semi-Annual Report	11

Statements of Changes in Net Assets  (concluded)

	abrdn International Small Cap Active ETF		abrdn Ultra Short Municipal Income Active ETF
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
From Investment Activities:
Operations:
Net investment income	$649,843	$1,089,038	$499,869	$1,688,870
Net realized gain/(loss) from investments and foreign currency transactions	4,793,778	12,893,483	(10,371)	(1,116,601)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(67,518)	1,790,328	(39,692)	(119,917)
Changes in net assets resulting from operations	5,376,103	15,772,849	449,806	452,352
Distributions to Shareholders From:
Distributable Earnings
ETF Common Shares	(713,632)	—	(415,225)	—
Class A	—	(1,202,140)	—	(103,869)
Class C	—	(4,999)	—	—
Class R	—	(34,265)	—	—
Institutional Service Class	—	—	—	(311)
Institutional Class	—	(1,481,635)	—	(1,540,148)
Change in net assets from shareholder distributions	(713,632)	(2,723,039)	(415,225)	(1,644,328)
From Capital transactions (Note 6)
Proceeds from Shares Sold	—	8,234,310	25,399,624	2,416,561
Dividends reinvested	—	2,667,998	—	1,531,485
Cost of Shares Redeemed	(9,640,356)	(57,882,815)	(1,304,245)	(17,030,792)
Change in net assets from capital transactions	(9,640,356)	(46,980,507)	24,095,379	(13,082,746)
Change in net assets	(4,977,885)	(33,930,697)	24,129,960	(14,274,722)
Net Assets:
Beginning of period	89,637,164	123,567,861	29,755,384	44,030,106
End of period	$84,659,279	$89,637,164	$53,885,344	$29,755,384

Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
12	2026 Semi-Annual Report

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Financial Highlights
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Dividend Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
Six-Month Period Ended April 30, 2026*	38.43	0.38	6.62	7.00	(0.34)	(0.34)	45.09	18.35%
Year Ended October 31, 2025(h)	29.93	0.76	9.07	9.83	(1.33)	(1.33)	38.43	33.95%
Year Ended October 31, 2024	23.02	0.56	6.35	6.91	–	–	29.93	30.02%
Year Ended October 31, 2023	22.88	0.17	1.84	2.01	(1.87)	(1.87)	23.02	8.61%
Year Ended October 31, 2022	35.96	0.42(j)	(13.50)	(13.08)	–	–	22.88	(36.37%)(j)(k)
Year Ended October 31, 2021	26.98	(0.04)	9.32	9.28	(0.30)	(0.30)	35.96	34.56%

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Beginning with the year ended October 31, 2022, income taxes on recovered refunds were included in foreign tax withholding on the Statement of Operations and, as such, are not included within the ratios of expenses to average net assets. Income taxes on recovered refunds for years prior to October 31, 2022 were reflected as expenses on the Statement of Operations and included within the ratios of expenses to average net assets.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense that amounts to less than 0.01%.
(f)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	During fiscal year 2025, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. As a result, the financial highlight information reflects that of the Predecessor Fund's Institutional Class for all the periods up through the Reorganization. See Note 1 for additional information about the Reorganization.
(i)	As the result of a name and strategy change effective February 29, 2024, portfolio turnover is higher than historical levels.
(j)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (See Note 2h of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for the Institutional Class shares, these amounts would have been $0.08, (37.18%), and 0.29%, respectively.
(k)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
14	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Dividend Active ETF  (concluded)
Ratios/Supplemental Data
Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets(c)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(c)(d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover(b)
316,048	0.70%	0.70%	0.94%	1.86%	19%(g)
211,743	0.74%	0.74%	1.23%	2.38%	83%(g)
78,416	1.01%	1.01%	1.70%	1.98%	122%(i)
7,653	1.04%	1.04%	1.34%	0.67%	23%
13,946	0.93%	0.93%	1.27%	1.50%(j)	38%
25,253	1.13%	1.13%	1.31%	(0.11%)	114%

2026 Semi-Annual Report	15

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused U.S. Small Cap Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Six-Month Period Ended April 30, 2026*	29.61	(–)(f)	5.47	5.47	(0.02)	–	(0.02)	35.06
Year Ended October 31, 2025(i)(j)	25.74	0.03	3.84	3.87	–	–	–	29.61
Year Ended October 31, 2024	18.90	(0.03)	6.87	6.84	–	–	–	25.74
Year Ended October 31, 2023	20.91	0.03	(2.04)	(2.01)	–	–	–	18.90
Year Ended October 31, 2022	36.63	(0.06)	(6.93)	(6.99)	–	(8.73)	(8.73)	20.91
Year Ended October 31, 2021	26.34	(0.03)	13.35	13.32	–	(3.03)	(3.03)	36.63

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Less than $0.005 per share.
(g)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	During fiscal year 2025, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. As a result, the financial highlight information reflects that of the Predecessor Fund's Institutional Class for all the periods up through the Reorganization. See Note 1 for additional information about the Reorganization.
(j)	During the fiscal year 2025, the Predecessor Fund implemented a 1 for 3 reverse stock split. Net asset value and per share amounts have been updated for all periods presented to reflect the transaction. See Note 6.
(k)	Includes interest expense that amounts to less than 0.01%.
(l)	As the result of a name and strategy change effective February 29, 2024, portfolio turnover is higher than historical levels.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
16	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Focused U.S. Small Cap Active ETF  (concluded)
	Ratios/Supplemental Data
Total Return(b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover(c)
18.49%(g)	10,989	0.65%	1.95%	(0.02%)	18%(h)
15.05%	23,349	0.67%(k)	1.15%(k)	0.13%	72%(h)(l)
36.19%	12,405	0.90%(k)	2.36%(k)	(0.13%)	110%(l)
(9.61%)	2,934	0.90%(k)	2.13%(k)	0.11%	17%
(25.17%)	5,182	0.90%	2.15%	(0.25%)	56%
53.85%	5,531	0.90%(k)	2.24%(k)	(0.12%)	157%

2026 Semi-Annual Report	17

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn International Small Cap Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Six-Month Period Ended April 30, 2026*	34.70	0.27	1.99	2.26	(0.28)	–	(0.28)	36.68
Year Ended October 31, 2025(f)	31.00	0.30	4.14	4.44	(0.74)	–	(0.74)	34.70
Year Ended October 31, 2024	23.81	0.23	7.20	7.43	(0.24)	–	(0.24)	31.00
Year Ended October 31, 2023	24.12	0.22	(0.05)	0.17	(0.48)	–	(0.48)	23.81
Year Ended October 31, 2022	43.15	0.44	(16.61)	(16.17)	–	(2.86)	(2.86)	24.12
Year Ended October 31, 2021	30.37	(0.06)	12.84	12.78	–	–	–	43.15

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	During fiscal year 2025, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. As a result, the financial highlight information reflects that of the Predecessor Fund's Institutional Class for all the periods up through the Reorganization. See Note 1 for additional information about the Reorganization.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the net asset value ("NAV") per share and/or financial statement adjustments.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
18	2026 Semi-Annual Report

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn International Small Cap Active ETF  (concluded)
	Ratios/Supplemental Data
Total Return(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover(b)
6.55%	84,659	0.66%	1.09%	1.54%	19%(e)
14.73%	89,637	0.97%(g)	1.33%(g)	0.90%	20%(e)
31.31%	65,229	0.99%(g)	1.28%(g)	0.80%	32%
0.57%	75,604	0.99%(g)	1.24%(g)	0.81%	36%
(39.96%)(h)	117,960	0.99%(g)	1.18%(g)	1.44%	47%
42.08%(h)	191,244	0.99%(g)	1.15%(g)	(0.15%)	43%

2026 Semi-Annual Report	19

Financial Highlights  (continued)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Active ETF
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Six-Month Period Ended April 30, 2026*	26.08	0.40	(0.04)	0.36	(0.36)	–	(0.36)	26.08
Year Ended October 31, 2025(f)(g)	26.79	1.09	(0.75)	0.34	(1.05)	–	(1.05)	26.08
Year Ended October 31, 2024	24.87	1.05	1.92	2.97	(1.05)	–	(1.05)	26.79
Year Ended October 31, 2023	25.53	0.90	(0.66)	0.24	(0.90)	–	(0.90)	24.87
Year Ended October 31, 2022	29.52	0.78	(3.99)	(3.21)	(0.78)	–	(0.78)	25.53
Year Ended October 31, 2021	29.22	0.78	0.36	1.14	(0.78)	(0.06)	(0.84)	29.52

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	During fiscal year 2025, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. As a result, the financial highlight information reflects that of the Predecessor Fund's Institutional Class for all the periods up through the Reorganization. See Note 1 for additional information about the Reorganization.
(g)	During the fiscal year 2025, the Predecessor Fund implemented a 1 for 3 reverse stock split. Net asset value and per share amounts have been updated for all periods presented to reflect the transaction. See Note 6.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
20	2026 Semi-Annual Report

Financial Highlights  (concluded)
Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Active ETF  (concluded)
	Ratios/Supplemental Data
Total Return(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets(c)(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover(b)
1.42%	53,885	0.25%	0.85%	3.10%	132%
1.33%	29,755	0.49%	1.03%	4.17%	117%(h)
11.98%	40,202	0.50%	0.95%	3.89%	71%
0.77%	38,647	0.51%	0.97%	3.38%	80%
(10.99%)	41,587	0.50%	0.88%	2.84%	21%
3.90%	54,707	0.50%	0.87%	2.64%	54%

2026 Semi-Annual Report	21

Notes to  Financial Statements (unaudited)
April 30, 2026

1.  Organization
abrdn Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2026, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2026, the Trust operated eighteen (16) separate series, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the four (4) funds listed below (each, a "Fund"; collectively, the "Funds"):
•	abrdn Emerging Markets Dividend Active ETF ("Emerging Markets Dividend Active ETF")
•	abrdn Focused U.S. Small Cap Active ETF ("Focused U.S. Small Cap Active ETF")
•	abrdn International Small Cap Active ETF ("International Small Cap Active ETF")
•	abrdn Ultra Short Municipal Income Active ETF ("Ultra Short Municipal Income Active ETF")
Emerging Markets Dividend Active ETF acquired all the assets and liabilities of the  abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Emerging Markets Dividend Active ETF.
Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.
International Small Cap Active ETF acquired all the assets and liabilities of the abrdn International Small Cap Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Reorganization”). Prior to October 17, 2025, the financial statements of the International Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by International Small Cap Active ETF. All issued and outstanding Class A, Class C and Class R shares of abrdn International Small Cap Fund were converted to Institutional Class shares of the respective Predecessor Fund effective after the close of business on July 18, 2025.
Ultra Short Municipal Income Active ETF acquired all the assets and liabilities of the abrdn Intermediate Municipal Income Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Reorganization”). Prior to October 17, 2025, the financial statements of the Ultra Short Municipal Income Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Ultra Short Municipal Income Active ETF. All issued and outstanding Class A shares of abrdn Intermediate Municipal Income Fund were converted to Institutional Class shares of the respective Predecessor Fund effective after the close of business on July 18, 2025.
On October 17, 2025, the Emerging Markets Dividend Active ETF acquired the assets and assumed all of the liabilities of the abrdn Focused Emerging Markets ex-China Fund and abrdn China A Share Equity Fund (the “Acquired Funds”) pursuant to plans of reorganization approved by the Board of Trustees on July 23, 2025. In the Reorganization, the shareholders of the Acquired Funds received an amount of Emerging Markets Dividend Active ETF shares with a net asset value equal to the aggregate net asset value of their holdings of the Acquired Funds shares, as determined at the close of regular business on October 17, 2025. Any applicable fractional shares were paid as cash-in-lieu to the applicable holder. The Reorganization was structured as a tax-free transaction. Emerging Markets Dividend Active ETF is considered the tax survivor and accounting survivor of the Reorganization.
2.  Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The NAV of the Funds are maintained in U.S. Dollars.
22	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

a.	Security Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued at the last sale price or the mean price at the closing time of that exchange. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed, and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions
2026 Semi-Annual Report	23

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
If a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Valuation Designee, considering the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs. When deemed appropriate, the Valuation Designee may value foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
•	Level 1 - quoted prices (unadjusted) in active markets for identical investments;
•	Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
A summary of standard inputs is listed below:
Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Statements of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets Dividend Active ETF
Assets
Investments in Securities
Common Stocks	$313,235,665	$–	$–	$313,235,665
Short-Term Investment	3,983,311	–	–	3,983,311
Total Investments	$317,218,976	$–	$–	$317,218,976
Total Investment Assets	$317,218,976	$–	$–	$317,218,976
24	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Focused U.S. Small Cap Active ETF
Assets
Investments in Securities
Common Stocks	$10,189,338	$–	$–	$10,189,338
Short-Term Investment	270,012	–	–	270,012
Total Investments	$10,459,350	$–	$–	$10,459,350
Total Investment Assets	$10,459,350	$–	$–	$10,459,350
International Small Cap Active ETF
Assets
Investments in Securities
Common Stocks	$74,937,811	$–	$–	$74,937,811
Exchange-Traded Funds	4,513,141	–	–	4,513,141
Preferred Stocks	1,846,077	–	–	1,846,077
Short-Term Investment	3,161,500	–	–	3,161,500
Total Investments	$84,458,529	$–	$–	$84,458,529
Total Investment Assets	$84,458,529	$–	$–	$84,458,529
Ultra Short Municipal Income Active ETF
Assets
Investments in Securities
Municipal Bonds	$–	$56,269,778	$–	$56,269,778
Short-Term Investment	231,383	–	–	231,383
Total Investments	$231,383	$56,269,778	$–	$56,501,161
Total Investment Assets	$231,383	$56,269,778	$–	$56,501,161
Amounts listed as “–” are $0 or round to $0.
For the fiscal year ended April 30, 2026, as the result of the mutual fund to ETF conversion daily foreign fair value factors are no longer applied as was the policy of the predecessor funds. There were no other significant changes to the fair valuation methodologies.
b.	Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.	Foreign Currency Translation:
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments.
d.	Rights Issues and Warrants:
Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that
2026 Semi-Annual Report	25

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.
e.	Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.
Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end.
f.	Distributions:
Each Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. The abrdn Focused U.S. Small Cap Active ETF and the abrdn International Small Cap Active ETF expects to declare and distribute its net investment income, if any, to shareholders as dividends annually. The abrdn Emerging Markets Dividend Active ETF expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. The Ultra Short Municipal Income Active ETF expects to declare and distribute its net investment income, if any, to shareholders as dividends monthly. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to improve index tracking, to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or to avoid a federal excise tax imposed on regulated investment companies (“RICs”). Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
g.	Federal Income Taxes:
Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for all open tax years are subject to such review.
Each Fund recognizes interest and penalties related to tax items, including uncertain tax positions, within interest expense and other expenses respectively. No interest expense or penalties related to taxation have been recognized as of and for the six-month period ended April 30, 2026.
h.	Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.
In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under U.S. GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.
Emerging Markets Dividend Active ETF
26	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes Article 63 EU Tax Reclaims when it is more likely than not that the Fund will sustain its position that it is due.
As of April 30, 2026, the Fund has remaining Article 63 EU Tax Reclaims, primarily related to Germany and Spain. Certain of the outstanding Article 63 EU Tax Reclaims related to Germany and Spain are not deemed to meet the recognition criteria under U.S. GAAP as of April 30, 2026, and has not been recorded in the Fund’s respective net asset value. Recognition of these amounts would have a positive impact on the Fund's performance.
The receipt of Article 63 EU reclaims from these jurisdictions also results in a tax liability to the shareholders to offset the tax benefits that shareholders received in the past. Such amounts are estimated based on a closing agreement template created by the IRS, which is applicable to all industry participants, in relation to the remittance by a fund of taxes due by its shareholders and paid on their behalf by the fund. The Fund accrues this tax liability which each intends to settle on behalf of the shareholders in accordance with U.S. GAAP.
As of April 30, 2026, an estimated tax amount of $699,103 has been accrued related to the reclaims received from France in the fiscal year 2024. This amount is reflected as Payable to IRS on behalf of shareholders related to Article 63 EU Tax reclaims on the accompanying Statements of Assets and Liabilities.
3.  Agreements and Transactions with Affiliates
a.	Investment Adviser:
Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Board.
For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
Emerging Markets Dividend Active ETF	On all Assets	0.700%
Focused U.S. Small Cap Active ETF	On all Assets	0.650%
International Small Cap Active ETF	On all Assets	0.700%
Ultra Short Municipal Income Active ETF	On all Assets	0.300%
The Trust and Aberdeen have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the table below. For the Emerging Markets Dividend Active ETF and Focused U.S. Small Cap Active ETF, this contractual limitation may not be terminated before February 28, 2027 without the approval of the Trustees who are not “interested persons” of the Trust, as such term is defined by the 1940 Act (the “Independent Trustees”). For the International Small Cap Active ETF and Ultra Short Municipal Income Active ETF, this contractual limitation may not be terminated before February 28, 2028 without the approval of the Independent Trustees. For each Fund this limit excludes certain expenses, including (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund's average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any.
Fund	Limit
Emerging Markets Dividend Active ETF	0.70%
Focused U.S. Small Cap Active ETF	0.65%
International Small Cap Active ETF	0.70%
Ultra Short Municipal Income Active ETF	0.25%
Reimbursements, if any, are settled with the Adviser monthly. Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”). Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.
2026 Semi-Annual Report	27

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

As of April 30, 2026, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:
Fund	Amount Fiscal Year 2025 (Expires 10/31/28)	Amount Six Months Ended April 30, 2026 (Expires 4/30/29)	Total*
Emerging Markets Dividend Active ETF	$286,160	$292,750	$578,910
Focused U.S. Small Cap Active ETF	185,070	90,167	275,237
International Small Cap Active ETF	17,303	181,877	199,180
Ultra Short Municipal Income Active ETF	5,407	96,977	102,384

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.	Fund Administration:
Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust’s average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.
c.	Distribution and Service Plan:
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 6).
4.  Beneficial Fund Ownership
As of April 30, 2026, to the knowledge of the Funds, no holders beneficially held more than 25% of the shares outstanding of the Funds.
5.  Investment Transactions
Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2026, were as follows:
Fund	Purchases	Sales
Emerging Markets Dividend Active ETF	$83,589,937	$45,788,061
Focused U.S. Small Cap Active ETF	4,170,238	2,560,334
International Small Cap Active ETF	15,621,268	19,403,875
Ultra Short Municipal Income Active ETF	63,308,970	39,088,282
For the six-month period ended April 30, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Purchases	Sales
Emerging Markets Dividend Active ETF	$29,200,285	$3,659,930
Focused U.S. Small Cap Active ETF	-	16,766,718
International Small Cap Active ETF	-	7,783,229
Ultra Short Municipal Income Active ETF	-	-

Amounts listed as “–” are $0 or round to $0.
28	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

6.  Issuance and Redemption of Fund Shares
Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units ("Creation Units"), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front-end sales load, no deferred sales charge and no redemption fee.
	abrdn Emerging Markets Dividend Active ETF		abrdn Focused U.S. Small Cap Active ETF
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
ETF Common Shares:
Proceeds from shares issued	73,306,078	62,636,369	4,738,640	103,223,170
Proceeds from shares issued from the reorganizations	–	126,775,724(a)	–	8,522,067
Cost of shares redeemed	(8,749,700)	(2,579,339)	(19,525,898)	(100,514,403)
Total ETF Common Shares	64,556,378	186,832,754	(14,787,258)	11,230,834
Institutional Class Shares:
Proceeds from shares issued	–	109,041	–	466,766
Cost of shares redeemed from the reorganization	–	(72,180,716)	–	(8,522,067)
Dividends reinvested	–	1,648,402	–	–
Cost of shares redeemed	–	(7,973,802)	–	(6,131,177)
Total Institutional Class Shares	–	(78,397,075)	–	(14,186,478)
Share Transactions:
ETF Common Shares:
Issued	1,700,000	1,700,001	150,000	3,975,001
Shares issued from reorganization	–	3,879,870(b)	–	288,470
Redeemed	(200,000)	(70,000)	(625,000)	(3,475,000)
Total ETF Common Shares	1,500,000	5,509,871	(475,000)	788,471
Institutional Class Shares:
Issued	–	3,674	–	16,618
Redeemed from the reorganization	–	(2,387,841)	–	(288,470)
Reinvested	–	57,216	–	–
Redeemed	–	(293,425)	–	(210,080)
Total Institutional Class Shares	–	(2,620,376)	–	(481,932)
Amounts listed as “–” are $0 or round to $0.
(a)	Amount includes $72,180,716 from the mutual fund to ETF conversion on February 14, 2025. Amount also includes $41,374,582 and $13,220,426 from the reorganization of abrdn Global Equity Impact Fund and abrdn China A Share Equity Fund, respectively on October 17, 2025.
(b)	Amount includes 2,387,841 shares from the mutual fund to ETF conversion on February 14, 2025. Amount also includes 1,123,787 shares and 368,242 shares from the reorganization of abrdn Global Equity Impact Fund and abrdn China A Share Equity Fund, respectively on October 17, 2025.

2026 Semi-Annual Report	29

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

	abrdn International Small Cap Active ETF		abrdn Ultra Short Municipal Income Active ETF
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Capital Transactions:
ETF Common Shares:
Proceeds from shares issued	–	40	25,399,624	30
Proceeds from shares issued from the reorganization	–	87,873,758	–	29,978,800
Cost of shares redeemed	(9,640,356)	–	(1,304,245)	–
Total ETF Common Shares	(9,640,356)	87,873,798	24,095,379	29,978,830
Class A Shares:
Proceeds from shares issued	–	1,018,418	–	53,667
Exchanged	–	(59,480,452)	–	(3,610,921)
Dividends reinvested	–	1,147,245	–	89,796
Cost of shares redeemed	–	(5,462,515)	–	(153,038)
Total Class A Shares	–	(62,777,304)	–	(3,620,496)
Class C Shares:
Proceeds from shares issued	–	5,229	–	–
Exchanged	–	(213,635)	–	–
Dividends reinvested	–	4,999	–	–
Cost of shares redeemed	–	(140,369)	–	–
Total Class C Shares	–	(343,776)	–	–
Class R Shares:
Proceeds from shares issued	–	176,756	–	–
Exchanged	–	(617,664)	–	–
Dividends reinvested	–	34,265	–	–
Cost of shares redeemed	–	(1,438,044)	–	–
Total Class R Shares	–	(1,844,687)	–	–
Institutional Service Class Shares:
Dividends reinvested	–	–	–	292
Cost of shares redeemed	–	–	–	(12,208)
Total Institutional Service Class Shares	–	–	–	(11,916)
Institutional Class Shares:
Proceeds from shares issued	–	7,033,867	–	2,362,864
Cost of shares redeemed from the reorganization	–	(87,873,758)	–	(29,978,800)
Exchanged	–	60,311,751	–	3,610,921
Dividends reinvested	–	1,481,489	–	1,441,397
Cost of shares redeemed	–	(50,841,887)	–	(16,865,546)
Total Institutional Class Shares	–	(69,888,538)	–	(39,429,164)
Share Transactions:
ETF Common Shares:
Issued	–	1	975,015	1
30	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

	abrdn International Small Cap Active ETF		abrdn Ultra Short Municipal Income Active ETF
	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six-Month Period Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Shares issued from reorganization	–	2,583,094	–	1,141,002
Redeemed	(275,000)	–	(50,000)	–
Total ETF Common Shares	(275,000)	2,583,095	925,015	1,141,003
Class A Shares:
Issued	–	32,530	–	6,209
Exchanged	–	(1,742,889)	–	(426,889)
Reinvested	–	39,155	–	10,229
Redeemed	–	(174,989)	–	(17,371)
Total Class A Shares	–	(1,846,193)	–	(427,822)
Class C Shares:
Issued	–	186	–	–
Exchanged	–	(7,097)	–	–
Reinvested	–	193	–	–
Redeemed	–	(4,873)	–	–
Total Class C Shares	–	(11,591)	–	–
Class R Shares:
Issued	–	6,100	–	–
Exchanged	–	(19,592)	–	–
Reinvested	–	1,264	–	–
Redeemed	–	(47,508)	–	–
Total Class R Shares	–	(59,736)	–	–
Institutional Service Class Shares:
Reinvested	–	–	–	33
Redeemed	–	–	–	(1,416)
Total Institutional Service Class Shares	–	–	–	(1,383)
Institutional Class Shares:
Issued	–	219,439	–	267,104
Redeemed from the reorganization	–	(2,583,094)	–	(1,141,002)
Exchanged	–	1,739,515	–	426,515
Reinvested	–	49,848	–	159,950
Redeemed	–	(1,529,559)	–	(1,558,200)
Total Institutional Class Shares	–	(2,103,851)	–	(1,845,633)
During the period, the Predecessor Funds of the abrdn Focused U.S. Small Cap Active ETF and abrdn Ultra Short Municipal Income active ETF both effected a 1-for-3 reverse stock split. The effect of each reverse stock split was to reduce the number of shares outstanding in the Funds, while maintaining the Funds' and each stockholder's aggregate net asset value. During the period, all issued and outstanding Class A, Class C and Class R shares of abrdn International Small Cap Fund and all issued and outstanding Class A shares of abrdn Intermediate Municipal Income Fund were converted to Institutional Class shares of the respective Acquired Fund effective after the close of business on July 18, 2025.
2026 Semi-Annual Report	31

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the applicable Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the applicable Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund’s performance. Currently, the Funds only accept cash for the purchase or redemption of Creation Units.
Creation and Redemption Transaction Fees:
Fund	Transaction Fee ($)	Maximun Transaction Fee (%)	Maximum Redemption Fee (%)
Emerging Markets Dividend Active ETF	1,000	5	2
Focused U.S. Small Cap Active ETF	100	N/A	N/A
International Small Cap Active ETF	400	5	2
Ultra Short Municipal Income Active ETF	100	5	2

7.  Portfolio Investment Risks
a.	Active Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.
b.	Authorized Participants Risk
Only an authorized participant that has entered into an agreement with a Fund’s distributor (an “Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Funds have entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or for any reason be unable to create or redeem Shares and new APs not appointed in their place, Shares may trade at a discount to that Fund’s NAV and possibly face trading halts or delisting.
c.	Cash Transactions Risk
Unlike certain ETFs, each of the Emerging Markets Dividend Active ETF, International Small Cap Active ETF and Ultra Short Municipal Income Active ETF may effect its creations and redemptions in cash or partially in cash. As a result, an investment in a Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If a Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If a Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.
32	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

d.	Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
e.	Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
f.	Dividend Strategy Risk
There is no guarantee that the issuers of the securities held by the abrdn Emerging Markets Dividend Active ETF will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. A Fund may hold securities for short periods of time related to the dividend payment periods for those securities and may experience loss during these periods. There is the possibility that the anticipated acceleration of dividend could not occur.
g.	Emerging Markets Risk
Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets (see “Foreign Securities Risk” below).
China Risk. Investments in China and Hong Kong subject the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments. The Fund may gain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. The Chinese government could intervene with respect to VIEs, which could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangement with the Chinese company.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, a Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.
h.	ESG Integration Risk
To the extent ESG (Environmental, Social and Governance) factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not
2026 Semi-Annual Report	33

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.
i.	Equity Securities Risk
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).
j.	Focus Risk
The Focused U.S. Small Cap Active ETF invests a greater proportion of its assets in the securities of a smaller number of issuers and will be subject to greater volatility with respect to its investments than funds that invest in a larger number of securities.
k.	Foreign Currency Exposure Risk
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.
l.	Foreign Securities Risk
Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
m.	Frontier Markets Risk
Frontier markets involve the same risks as emerging markets, but to a greater extent since they tend to be even smaller, less developed, and less accessible than other emerging markets.
n.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
o.	Liquidity Risk
A Fund may make investments that are, or may become, less liquid due to various factors, including general market conditions or conditions impacting the issuer of, or counterparty to, the investment. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be fewer trading opportunities available for the investments. Less liquid investments may have higher risks than more liquid investments. These risks may be magnified as interest rates rise or in other circumstances. If a Fund is forced to sell a less liquid investment to fund redemptions or to raise cash, it may be forced to sell the investment at a loss or for less than its fair value. Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.
p.	Market Risk
As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on an exchange during the trading day, like the price of any
34	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.
An ETF has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able and willing to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, while Fund Shares are listed for trading on an exchange, there can be no assurance that active trading markets for Fund Shares will be maintained by market makers or Authorized Participants.
Decisions by market makers or Authorized Participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the creation/redemption process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares.
q.	Market Trading Risk
There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares inthe public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).
r.	Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies. Decisions by market makers or Authorized Participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the creation/redemption process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares.
s.	Other Investment Companies Risk
Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject a Fund to the risks that apply to the other investment company, including market and selection risk, and may increase a Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.
t.	Preferred Shares Risk
Preferred shares in which the Fund may invest represent equity or ownership interests in issuers that pay dividends at a specified rate and have precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share’s price when interest rates decline.
2026 Semi-Annual Report	35

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

u.	REIT and Real Estate Risk
Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the Fund.
v.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
w.	Small-Cap Securities Risk
In general, securities of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer-term investment view and may not be appropriate for all investors. These risks may be exacerbated for micro-cap securities.
x.	Temporary Defensive Positions
Generally, each Fund will be fully invested in accordance with its investment objective and strategies; however, pending investment of cash balances or for other cash management purposes or if a Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents or other short-term obligations, including:
•	short-term U.S. Government securities;
•	certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks;
•	prime quality commercial paper;
•	repurchase agreements covering any of the securities in which the Fund may invest directly; and
36	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

•	shares of money market funds.
The use of temporary defensive positions prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings. In addition, pending investment of cash balances or for other cash management purposes, a Fund may invest without limit in other instruments, including but not limited to, derivatives that provide exposure to markets or companies in which the Fund may invest and in shares of other investment companies that invest in securities.
y.	Trading Risk
Although Shares are listed for trading on Nasdaq (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Shares will trade with any volume, or at all, on any stock exchange.
z.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The ability to value a Fund's investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Please read the Funds' prospectuses for more detailed information regarding these and other risks.
8.  Contingencies
In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.
9.  Tax Information
As of April 30, 2026, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Dividend Active ETF	$261,438,438	$68,846,882	$(13,066,344)	$55,780,538
Focused U.S. Small Cap Active ETF	8,320,492	2,635,699	(496,841)	2,138,858
International Small Cap Active ETF	66,817,201	23,147,046	(5,505,718)	17,641,328
Ultra Short Municipal Income Active ETF	56,508,491	31,678	(39,008)	(7,330)
2026 Semi-Annual Report	37

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2026

The tax character of distributions during the fiscal year ended October 31, 2025 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):
Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Emerging Markets Dividend Active ETF	$3,290,449	$–	$3,290,449	$–	$3,290,449
Focused U.S. Small Cap Active ETF	–	–	–	–	–
International Small Cap Active ETF	2,723,039	–	2,723,039	–	2,723,039
Ultra Short Municipal Income Active ETF	19,721	–	19,721	1,624,607	1,644,328
Amounts listed as “–” are $0 or round to $0.
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Capital loss carryforward	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
Emerging Markets Dividend Active ETF	$–	$940,502	$–	$–	$–	$–	$(427,798,545)	$25,794,967	$(427,798,545)	$(401,063,076)
Focused U.S. Small Cap Active ETF	–	10,344	–	–	–	–	(227,033)	2,641,098	(227,033)	2,424,409
International Small Cap Active ETF	–	547,575	–	–	–	–	(31,477,106)	17,710,535	(31,477,106)	(13,218,996)
Ultra Short Municipal Income Active ETF	44,353	–	–	–	–	–	(2,901,134)	32,371	(2,901,134)	(2,824,410)
Amounts listed as “–” are $0 or round to $0.
*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to tax deferral of losses on wash sales.
**	As of October 31, 2025, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of each respective Fund with no expiration.
Fund	Amounts	Expires
Emerging Markets Dividend Active ETF	$5,588,646	Unlimited (Short—Term)
Emerging Markets Dividend Active ETF	422,209,899	Unlimited (Long—Term)
Focused U.S. Small Cap Active ETF	227,033	Unlimited (Short—Term)
International Small Cap Active ETF	27,353,267	Unlimited (Short—Term)
International Small Cap Active ETF	4,123,839	Unlimited (Long—Term)
Ultra Short Municipal Income Active ETF	557,681	Unlimited (Short—Term)
Ultra Short Municipal Income Active ETF	2,343,453	Unlimited (Long—Term)
10.  Fund Reorganization
Effective October 17, 2025, the abrdn Emerging Markets Dividend Active ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the abrdn Focused Emerging Markets ex-China Fund and abrdn China A Share Equity Fund (the “Acquired Funds”) pursuant to a plan of Reorganization approved by the Board of Trustees on July 23, 2025.
The acquisition was accomplished by a tax-free exchange as follows:
38	2026 Semi-Annual Report

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2026

2,923,803 shares of the Acquired Funds, fair valued at $55,434,537 for 1,492,029 shares of the Acquiring Fund.
The investment portfolio and cash of the Acquired Funds, with a fair value of $55,671,875 and identified cost of $55,077,587, were the principal assets acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund acquired capital loss carryovers of $27,264,095 from abrdn China A Share Equity Fund which are subject to loss limitations from the Acquired Fund. Immediately prior to the Reorganization, the investment portfolio and cash of the Acquiring Fund was $146,688,857.
	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
Before Reorganization
abrdn Focused Emerging Markets ex-China Fund	2,422,811	$ 41,752,945	$17.23	$ 595,134	$ 1,625,907
abrdn China A Share Equity Fund	500,992	13,681,592	27.31	15	(27,255,619)
abrdn Emerging Markets Dividend Active ETF	3,940,444	146,402,540	37.15	19,390,603	(398,777,372)
Total		$201,837,077		$19,985,752	($424,407,084)

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gain/(Loss)
After Reorganization
abrdn Emerging Markets Dividend Active ETF	5,432,473	$201,837,077	$37.15	$19,985,752	($424,407,084)
11.  Segment Reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted disclosures only and did not affect each Fund's financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources.
The Chief Financial Officer of the Funds act as each Fund's CODM. The CODM monitors the operating results of the Funds as a whole, and each Fund's asset allocation is managed in accordance with its Prospectus. The Funds operate as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. Each Fund's portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within each Fund's financial statements. Segment assets are reflected on each Fund's Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
12.  Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Funds have adopted ASU 2023-09 as of December 31, 2025.
13.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2026.
2026 Semi-Annual Report	39

Changes in and Disagreement with Accountants for Open-End Management Investment Companies

Not applicable.
40	2026 Semi-Annual Report

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
2026 Semi-Annual Report	41

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to trustees, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Investment Advisory Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.
42	2026 Semi-Annual Report

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
aberdeeninvestments.com/en-us

(b)	Included in the response to Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in the response to Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2026, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Funds

By:	/s/ Alan Goodson

Alan Goodson

Principal Executive Officer of abrdn Funds

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson

Alan Goodson

Principal Executive Officer of abrdn Funds

Date: July 9, 2026

By:	/s/ Michael Marsico

Michael Marsico

Principal Financial Officer of abrdn Funds

Date: July 9, 2026